                                                             File Nos. 333-63089
                                                                        811-7769

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 7

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 24

                             SEPARATE ACCOUNT KG OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
                First Allmerica Financial Life Insurance Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

     It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b) of Rule 485.
     -----
       X    on May 1, 2002 pursuant to paragraph (b) of Rule 485
     -----
            60 days after filing pursuant to paragraph (a)(1) of Rule 485.
     -----
            on (date) pursuant to paragraph (a)(1) of Rule 485.
     -----
            this post-effective amendment designates a new effective date for a
     -----  previously filed post-effective amendment.

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2001 was filed on or before March 30, 2002.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF

                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO       CAPTION IN PROSPECTUS
----------------       ---------------------
       1               Cover Page

       2               Special Terms

       3               Summary of Fees and Expenses; Summary of Contract Features

       4               Condensed Financial Information; Performance Information

       5 Description of the Companies, the Variable Accounts and the Underlying Investment Companies

       6               Charges and Deductions

       7               Description of the Contract

       8               Electing the Form of Annuity and the Annuity Date;
                       Description of Variable Annuity Payout Options; Annuity
                       Benefit Payments

       9               Death Benefit

       10              Payments; Computation of Values; Distribution

       11              Surrender; Withdrawals; Texas Optional Retirement Program

       12              Federal Tax Considerations

       13              Legal Matters

       14              Statement of Additional Information-Table of Contents

FORM N-4 ITEM NO       CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
----------------       ----------------------------------------------
       15              Cover Page

       16              Table of Contents

       17              General Information and History

       18              Services

       19              Underwriters

       20              Underwriters

       21              Performance Information

       22              Annuity Benefit Payments

       23              Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about the Scudder Gateway Advisor variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) and First Allmerica Financial Life Insurance Company in New York and Hawaii. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.



A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc., at 1-800-782-8380. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account KG is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following portfolios:


THE ALGER AMERICAN FUND                                       SCUDDER VARIABLE SERIES II (CLASS A)
Alger American Balanced Portfolio                             Scudder Aggressive Growth Portfolio
Alger American Leveraged AllCap Portfolio                     Scudder Blue Chip Portfolio
                                                              Scudder Contrarian Value Portfolio
CREDIT SUISSE TRUST                                           Scudder Global Blue Chip Portfolio
Credit Suisse Trust Emerging Markets Portfolio                Scudder Government Securities Portfolio
Credit Suisse Trust Global Post-Venture Capital Portfolio     Scudder Growth Portfolio
                                                              Scudder High Yield Portfolio
DREYFUS INVESTMENT PORTFOLIOS                                 Scudder International Select Equity
Dreyfus IP MidCap Stock Portfolio                             Portfolio
                                                              Scudder Investment Grade Bond Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.            Scudder Money Market Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.                Scudder New Europe Portfolio
                                                              Scudder Small Cap Growth Portfolio
INVESCO VARIABLE INVESTMENT FUNDS, INC.                       Scudder Strategic Income Portfolio
INVESCO VIF Utilities Fund                                    Scudder Technology Growth Portfolio
                                                              Scudder Total Return Portfolio
JANUS ASPEN SERIES*                                           SVS Davis Venture Value Portfolio
Janus Aspen Growth Portfolio                                  SVS Dreman Financial Services Portfolio
Janus Aspen Growth and Income Portfolio                       SVS Dreman High Return Equity Portfolio
                                                              SVS Dreman Small Cap Value Portfolio
SCUDDER VARIABLE SERIES I (CLASS A)                           SVS Eagle Focused Large Cap Growth Portfolio
Scudder 21st Century Growth Portfolio                         SVS Focus Value+Growth Portfolio
Scudder Capital Growth Portfolio                              SVS Index 500 Portfolio
Scudder Global Discovery Portfolio                            SVS INVESCO Dynamic Growth Portfolio
Scudder Growth and Income Portfolio                           SVS Janus Growth And Income Portfolio
Scudder Health Sciences Portfolio                             SVS Janus Growth Opportunities Portfolio
Scudder International Portfolio                               SVS MFS Strategic Value Portfolio
                                                              SVS Oak Strategic Equity Portfolio
                                                              SVS Turner Mid Cap Growth Portfolio



* The Janus Aspen Growth Portfolio and the Janus Aspen Growth and Income Portfolio are not available to Owners who purchased this contract on or after May 1, 2000.


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2002

(CONT.)

The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account.)

The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF CONTRACT FEATURES................................        15
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        20
INVESTMENT OBJECTIVES AND POLICIES..........................        22
PERFORMANCE INFORMATION.....................................        25
DESCRIPTION OF THE CONTRACT.................................        27
  PAYMENTS..................................................        27
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............        28
  RIGHT TO CANCEL ALL OTHER CONTRACTS.......................        28
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        29
  TRANSFER PRIVILEGE........................................        29
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        30
  SURRENDER.................................................        30
  WITHDRAWALS...............................................        31
        Systematic Withdrawals..............................        31
        Life Expectancy Distributions.......................        32
  DEATH BENEFIT.............................................        32
        Death of an Owner Prior to the Annuity Date.........        32
        Optional Enhanced Death Benefit Rider...............        32
        Payment of the Death Benefit........................        33
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        34
  ASSIGNMENT................................................        34
  ELECTING THE FORM OF ANNUITY AND ANNUITY DATE.............        34
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............        35
  ANNUITY BENEFIT PAYMENTS..................................        36
        Determination of the First Variable Annuity Benefit
        Payment.............................................        36
        The Annuity Unit....................................        37
        Determination of the Number of Annuity Units........        37
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        37
  OPTIONAL ENHANCED EARNINGS RIDER..........................        37
  NORRIS DECISION...........................................        40
  COMPUTATION OF VALUES.....................................        41
        The Accumulation Unit...............................        41
        Net Investment Factor...............................        41
CHARGES AND DEDUCTIONS......................................        42
  VARIABLE ACCOUNT DEDUCTIONS...............................        42
        Mortality and Expense Risk Charge...................        42
        Administrative Expense Charge.......................        42
        Other Charges.......................................        42
  CONTRACT FEE..............................................        43
  OPTIONAL RIDER CHARGES....................................        43
  PREMIUM TAXES.............................................        44
  TRANSFER CHARGE...........................................        44
GUARANTEE PERIOD ACCOUNTS...................................        45
FEDERAL TAX CONSIDERATIONS..................................        47
  GENERAL...................................................        47
        The Company.........................................        47
        Diversification Requirements........................        47
        Investor Control....................................        47

  QUALIFIED AND NON-QUALIFIED CONTRACTS.....................        48
  TAXATION OF THE CONTRACT IN GENERAL.......................        48
        Withdrawals Prior to Annuitization..................        48
        Annuity Payouts After Annuitization.................        48
        Penalty on Distribution.............................        48
        Assignments or Transfers............................        49
        Nonnatural Owners...................................        49
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        49
  TAX WITHHOLDING...........................................        49
  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.........        50
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        50
        Individual Retirement Annuities.....................        50
        Status of Death Benefits in IRAs....................        50
        Tax-Sheltered Annuities.............................        51
        Texas Optional Retirement Program...................        51
STATEMENTS AND REPORTS......................................        51
LOANS (QUALIFIED CONTRACTS ONLY)............................        51
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        52
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        53
VOTING RIGHTS...............................................        53
DISTRIBUTION................................................        53
LEGAL MATTERS...............................................        54
FURTHER INFORMATION.........................................        54
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- THE MARKET VALUE ADJUSTMENT...................       B-1
APPENDIX C -- CONDENSED FINANCIAL INFORMATION...............       C-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         4
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
 (M-GAP) RIDER..............................................         7
PERFORMANCE INFORMATION.....................................         8
TAX-DEFERRED ACCUMULATION...................................        17
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Owner's 99th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited to a Guarantee Period Account.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment to earnings in the Guarantee Period Account assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is an Annuitant and, unless otherwise indicated, any reference to Owner shall include Joint Owners.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Porfolio.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, rider charge and Market Value Adjustment.


UNDERLYING PORTFOLIOS (PORTFOLIOS): an investment portfolio of The Alger American Fund ("Alger"), Credit Suisse Trust, Dreyfus Investment Portfolios ("Dreyfus IP"), The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund, Inc."), INVESCO Variable Investments
Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), or Scudder Variable Series I ("Scudder"), or Scudder Variable Series II ("SVS"), in which a Sub-Account invests.


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Portfolios is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VARIABLE ACCOUNT: Separate Account KG, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option in the payout phase providing for payments varying in amount in accordance with the investment experience of certain of the Portfolios.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will bear under the Scudder Gateway Advisor Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Portfolios. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.



(1) CONTRACT CHARGES:                                              CHARGE
---------------------                                              ------
SALES CHARGE IMPOSED ON PAYMENTS:                                   None

SURRENDER CHARGE:                                                   None

TRANSFER CHARGE:                                                    None
  The Company currently makes no charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                               $35*
  The fee is deducted annually and upon surrender prior to
  the Annuity Date when Accumulated Value is less than
  $75,000.

OPTIONAL RIDER CHARGES:
  Under the following riders, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination of the rider. The charge for these riders on an annual basis as a percentage of the Accumulated Value is:

    Enhanced Death Benefit Rider:                                  0.25%
    Enhanced Earnings Rider:                                       0.30%

  If you elected one of the following riders prior to their
  discontinuance on 1/31/02, the charge is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a ten-year waiting period:                              0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a fifteen-year waiting period:                          0.15%

  For more information about the M-GAP Rider, see "DISCONTINUATION OF THE
  MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of
  Additional Information.

(2) ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
------------------------------------------------------------
  (on an annual basis as percentage of average daily net
    assets)
  MORTALITY AND EXPENSE RISK CHARGE:                               1.25%
  ADMINISTRATIVE EXPENSE CHARGE:                                   0.15%
                                                                   ------
  TOTAL ANNUAL EXPENSES:                                           1.40%


*This fee may vary by state. See your Contract for more information.

(3) ANNUAL UNDERLYING PORTFOLIO EXPENSES:


Total expenses of the Underlying Portfolios are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Portfolios. The following table shows the expenses of the Underlying Portfolios as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes. THE UNDERLYING PORTFOLIO INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING PORTFOLIOS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.



                                                                                           TOTAL PORTFOLIO
                                                                                         EXPENSES (AFTER ANY
                                               MANAGEMENT FEE                              FEE REDUCTIONS/
                                                 (AFTER ANY         OTHER EXPENSES             WAIVERS/
                                              FEE REDUCTIONS/     (AFTER ANY WAIVERS/       REIMBURSEMENTS
UNDERLYING PORTFOLIO                         VOLUNTARY WAIVERS)     REIMBURSEMENTS)          AND OFFSETS)
--------------------                         ------------------   -------------------   ----------------------
Alger American Balanced Portfolio..........        0.75%                 0.10%          0.85%
Alger American Leveraged AllCap
 Portfolio.................................        0.85%                 0.07%          0.92%
Credit Suisse Trust Emerging Markets
 Portfolio.................................        0.76%                 0.64%          1.40%(1)
Credit Suisse Trust Global Post-Venture
 Capital Portfolio.........................        1.04%                 0.36%          1.40%(1)
Dreyfus IP MidCap Stock Portfolio..........        0.75%                 0.14%          0.89%(2)
Dreyfus Socially Responsible Growth
 Fund, Inc.................................        0.75%                 0.03%          0.78%(2)
INVESCO VIF Utilities Fund.................        0.60%                 0.55%          1.15%(3)(4)
Janus Aspen Growth Portfolio...............        0.65%                 0.01%          0.66%(5)
Janus Aspen Growth and Income Portfolio....        0.65%                 0.05%          0.70%(5)
Scudder 21st Century Growth Portfolio......        0.88%                 0.28%          1.16%(6)(7)
Scudder Capital Growth Portfolio...........        0.46%                 0.04%          0.50%
Scudder Global Discovery Portfolio.........        0.98%                 0.24%          1.22%(6)
Scudder Growth and Income Portfolio........        0.48%                 0.08%          0.56%
Scudder Health Sciences Portfolio..........        0.56%                 0.39%          0.95%(6)(8)
Scudder International Portfolio............        0.84%                 0.16%          1.00%
Scudder Aggressive Growth Portfolio........        0.75%                 0.11%          0.86%(9)
Scudder Blue Chip Portfolio................        0.65%                 0.04%          0.69%(9)
Scudder Contrarian Value Portfolio.........        0.75%                 0.04%          0.79%(9)
Scudder Global Blue Chip Portfolio.........        0.85%                 0.24%          1.09%(9)(10)(11)
Scudder Government Securities Portfolio....        0.55%                 0.05%          0.60%
Scudder Growth Portfolio...................        0.60%                 0.03%          0.63%
Scudder High Yield Portfolio...............        0.60%                 0.10%          0.70%
Scudder International Select Equity
 Portfolio.................................        0.75%                 0.17%          0.92%
Scudder Investment Grade Bond Portfolio....        0.60%                 0.04%          0.64%(9)
Scudder Money Market Portfolio.............        0.50%                 0.05%          0.55%
Scudder New Europe Portfolio...............        0.70%                 0.42%          1.12%(9)(10)(11)
Scudder Small Cap Growth Portfolio.........        0.65%                 0.03%          0.68%
Scudder Strategic Income Portfolio.........        0.65%                 0.13%          0.78%(9)(12)
Scudder Technology Growth Portfolio........        0.74%                 0.07%          0.81%(9)
Scudder Total Return Portfolio.............        0.55%                 0.03%          0.58%
SVS Davis Venture Value Portfolio..........        0.95%                 0.14%          1.09%(9)
SVS Dreman Financial Services Portfolio....        0.75%                 0.11%          0.86%(9)
SVS Dreman High Return Equity Portfolio....        0.75%                 0.07%          0.82%(9)
SVS Dreman Small Cap Value Portfolio.......        0.75%                 0.04%          0.79%(9)
SVS Eagle Focused Large Cap Growth
 Portfolio.................................        0.95%                 0.18%          1.13%(9)(13)
SVS Focus Value+Growth Portfolio...........        0.75%                 0.04%          0.79%(9)
SVS Index 500 Portfolio....................        0.37%                 0.18%          0.55%(9)(11)(14)
SVS INVESCO Dynamic Growth Portfolio.......        0.90%                 0.40%          1.30%(9)(11)
SVS Janus Growth And Income Portfolio......        0.95%                 0.10%          1.05%(9)
SVS Janus Growth Opportunities Portfolio...        0.95%                 0.16%          1.11%(9)(13)
SVS MFS Strategic Value Portfolio..........        0.95%                 0.20%          1.15%(9)(15)

                                                                                           TOTAL PORTFOLIO
                                                                                         EXPENSES (AFTER ANY
                                               MANAGEMENT FEE                              FEE REDUCTIONS/
                                                 (AFTER ANY         OTHER EXPENSES             WAIVERS/
                                              FEE REDUCTIONS/     (AFTER ANY WAIVERS/       REIMBURSEMENTS
UNDERLYING PORTFOLIO                         VOLUNTARY WAIVERS)     REIMBURSEMENTS)          AND OFFSETS)
--------------------                         ------------------   -------------------   ----------------------
SVS Oak Strategic Equity Portfolio.........        0.89%                 0.26%          1.15%(9)(11)
SVS Turner Mid Cap Growth Portfolio........        0.98%                 0.32%          1.30%(9)(11)



(1)The investment adviser of the Credit Suisse Trust Emerging Markets Portfolio and Credit Suisse Trust Global Post-Venture Capital Portfolio has voluntarily agreed to waive or reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any waiver or reimbursement, the Management Fee, Other Expenses and Total Portfolio Expenses would have been 1.25%, 0.64% and 1.89% for the Credit Suisse Trust Emerging Markets Portfolio and 1.25%, 0.36% and 1.61% for the Credit Suisse Trust Global Post-Venture Capital Portfolio, respectively, for the year ended December 31, 2001.



(2)The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.



(3)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(4)Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to commitments between the Fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors. Excluding the absorption and any offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.77% and 1.37%, respectively, of the Fund's average net assets.



(5)Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.



(6)Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: Scudder Global Discovery 1.25%, Scudder 21st Century Growth 1.50%, and Scudder Health Sciences 0.95%.



(7)The 21st Century Growth Portfolio has entered into an arrangement with its custodian whereby credits as a result of uninvested cash balances were used to reduce a portion of the portfolios' expense. As a result of these expense reductions the actual total operating expense was 1.15%.



(8)Absent any waiver or reimbursement, the total operating expenses would have been 1.40% for Scudder Health Sciences Portfolio for the year ended
December 31, 2001.



(9)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS MFS Strategic Value (1.15%), SVS INVESCO Dynamic Growth (1.30%), SVS Turner Mid Cap Growth (1.30%), SVS Oak Strategic Equity (1.15%), SVS Davis Venture Value (1.15%), SVS Dreman High Return Equity (0.87%), SVS Focus Value+Growth (0.84%), SVS Eagle Focused Large Cap Growth (1.15%), SVS Dreman Financial Services (0.99%), SVS Janus Growth Opportunities (1.15%), SVS Janus Growth And Income (1.15%), Scudder Aggressive Growth (0.95%), Scudder Technology Growth (0.95%), Scudder Contrarian Value (0.80%), SVS Dreman Small Cap Value (0.84%), Scudder Investment Grade Bond (0.80%), Scudder

Strategic Income (1.05%), Scudder Blue Chip (0.95%), SVS Index 500 (0.55%), Scudder New Europe (1.12%), and Scudder Global Blue Chip (1.56%).



(10)For Scudder New Europe and Scudder Global Blue Chip Portfolios, the investment manager has agreed to limit its management fees to 0.70% and 0.85% respectively, of such portfolios for one year, commencing 5/1/02.



(11)Absent any waiver or reimbursement, the total operating expenses would have been 1.24% for Scudder Global Blue Chip Portfolio, 2.47% for Scudder New Europe Portfolio, 1.97% for SVS Invesco Dynamic Growth Portfolio, 1.44% for SVS Oak Strategic Equity Portfolio, 1.82% for SVS Turner Mid Cap Growth Portfolio and 0.58% for SVS Index 500 Portfolio for the year ended December 31, 2001.



(12)Other Expenses have been restated to reflect an estimate of current accruals.



(13)The Portfolio's have entered into arrangements with their custodian whereby credits as a result of uninvested cash balances were used to reduce a portion of the portfolios' expense. As a result of these expense reductions the actual total operating expenses were 1.11% for SVS Eagle Focused Large Cap Growth and 1.10% for SVS Janus Growth Opportunities.



(14)Management fees have been restated to reflect a fee reduction to be effective at the close of the Deutsche Bank / Zurich Scudder transaction in April 2002.



(15)Portfolio became effective and commenced operations 5/1/02, therefore other expenses are estimated and annualized. Actual expenses may be greater or less than shown.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples further assume that the Underlying Portfolio expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5 and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designated to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is not deducted after annuitization. The Contract fee is deducted only when the accumulated value is less than $75,000. Because the expenses of the Underlying Portfolios differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1) At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no riders:



UNDERLYING PORTFOLIO                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------                                         --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $23        $72        $123       $263
Alger American Leveraged AllCap Portfolio..................    $24        $74        $126       $270
Credit Suisse Trust Emerging Markets Portfolio.............    $29        $88        $150       $317
Credit Suisse Trust Global Post-Venture Capital
 Portfolio.................................................    $29        $88        $150       $317
Dreyfus IP MidCap Stock Portfolio..........................    $24        $73        $125       $267
Dreyfus Socially Responsible Growth Fund, Inc..............    $23        $69        $119       $255
INVESCO VIF Utilities Fund.................................    $26        $81        $138       $292
Janus Aspen Growth Portfolio...............................    $21        $66        $113       $243
Janus Aspen Growth and Income Portfolio....................    $22        $67        $115       $247
Scudder 21st Century Growth Portfolio......................    $26        $81        $138       $293
Scudder Capital Growth Portfolio...........................    $20        $61        $105       $226
Scudder Global Discovery Portfolio.........................    $27        $83        $141       $299
Scudder Growth and Income Portfolio........................    $20        $63        $108       $233
Scudder Health Sciences Portfolio..........................    $24        $75        $128       $273
Scudder International Portfolio............................    $25        $76        $130       $278
Scudder Aggressive Growth Portfolio........................    $23        $72        $123       $264
Scudder Blue Chip Portfolio................................    $22        $67        $114       $246
Scudder Contrarian Value Portfolio.........................    $23        $70        $119       $256
Scudder Global Blue Chip Portfolio.........................    $26        $79        $135       $287
Scudder Government Securities Portfolio....................    $21        $64        $110       $237
Scudder Growth Portfolio...................................    $21        $65        $111       $240
Scudder High Yield Portfolio...............................    $22        $67        $115       $247
Scudder International Select Equity Portfolio..............    $24        $74        $126       $270
Scudder Investment Grade Bond Portfolio....................    $21        $65        $112       $241
Scudder Money Market Portfolio.............................    $20        $62        $107       $232
Scudder New Europe Portfolio...............................    $26        $80        $136       $290
Scudder Small Cap Growth Portfolio.........................    $22        $66        $114       $245
Scudder Strategic Income Portfolio.........................    $23        $69        $119       $255
Scudder Technology Growth Portfolio........................    $23        $70        $120       $258
Scudder Total Return Portfolio.............................    $21        $63        $109       $235
SVS Davis Venture Value Portfolio..........................    $26        $79        $135       $287
SVS Dreman Financial Services Portfolio....................    $23        $72        $123       $264
SVS Dreman High Return Equity Portfolio....................    $23        $71        $121       $260
SVS Dreman Small Cap Value Portfolio.......................    $23        $70        $119       $256
SVS Eagle Focused Large Cap Growth Portfolio...............    $26        $80        $137       $290
SVS Focus Value+Growth Portfolio...........................    $23        $70        $119       $256
SVS Index 500 Portfolio....................................    $20        $62        $107       $232
SVS INVESCO Dynamic Growth Portfolio.......................    $28        $85        $145       $307
SVS Janus Growth And Income Portfolio......................    $25        $78        $133       $283
SVS Janus Growth Opportunities Portfolio...................    $26        $79        $136       $289
SVS MFS Strategic Value Portfolio..........................    $26        $81        $138       $292
SVS Oak Strategic Equity Portfolio.........................    $26        $81        $138       $292
SVS Turner Mid Cap Growth Portfolio........................    $28        $85        $145       $307

(2) At the end of the applicable time period, you would pay the following expenses on a $1000 investment, assuming a 5% annual return on assets and election at issue of the optional Enhanced Death Benefit Rider (charge of 0.25% annually) and the optional Enhanced Earnings Rider (charge of 0.30% annually):



UNDERLYING PORTFOLIO                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------                                         --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $29        $ 88       $150       $317
Alger American Leveraged AllCap Portfolio..................    $29        $ 90       $153       $323
Credit Suisse Trust Emerging Markets Portfolio.............    $34        $104       $176       $368
Credit Suisse Trust Global Post-Venture Capital
 Portfolio.................................................    $34        $104       $176       $368
Dreyfus IP MidCap Stock Portfolio..........................    $29        $ 89       $152       $320
Dreyfus Socially Responsible Growth Fund, Inc..............    $28        $ 86       $146       $310
INVESCO VIF Utilities Fund.................................    $32        $ 97       $164       $345
Janus Aspen Growth Portfolio...............................    $27        $ 82       $141       $298
Janus Aspen Growth and Income Portfolio....................    $27        $ 84       $142       $302
Scudder 21st Century Growth Portfolio......................    $32        $ 97       $165       $346
Scudder Capital Growth Portfolio...........................    $25        $ 78       $133       $283
Scudder Global Discovery Portfolio.........................    $32        $ 99       $168       $351
Scudder Growth and Income Portfolio........................    $26        $ 79       $136       $289
Scudder Health Sciences Portfolio..........................    $30        $ 91       $155       $326
Scudder International Portfolio............................    $30        $ 92       $157       $331
Scudder Aggressive Growth Portfolio........................    $29        $ 88       $150       $318
Scudder Blue Chip Portfolio................................    $27        $ 83       $142       $301
Scudder Contrarian Value Portfolio.........................    $28        $ 86       $147       $311
Scudder Global Blue Chip Portfolio.........................    $31        $ 95       $162       $339
Scudder Government Securities Portfolio....................    $26        $ 81       $138       $292
Scudder Growth Portfolio...................................    $27        $ 81       $139       $295
Scudder High Yield Portfolio...............................    $27        $ 84       $142       $302
Scudder International Select Equity Portfolio..............    $29        $ 90       $153       $323
Scudder Investment Grade Bond Portfolio....................    $27        $ 82       $140       $296
Scudder Money Market Portfolio.............................    $26        $ 79       $135       $288
Scudder New Europe Portfolio...............................    $31        $ 96       $163       $342
Scudder Small Cap Growth Portfolio.........................    $27        $ 83       $141       $300
Scudder Strategic Income Portfolio.........................    $28        $ 86       $146       $310
Scudder Technology Growth Portfolio........................    $28        $ 87       $148       $313
Scudder Total Return Portfolio.............................    $26        $ 80       $137       $290
SVS Davis Venture Value Portfolio..........................    $31        $ 95       $162       $339
SVS Dreman Financial Services Portfolio....................    $29        $ 88       $150       $318
SVS Dreman High Return Equity Portfolio....................    $28        $ 87       $148       $314
SVS Dreman Small Cap Value Portfolio.......................    $28        $ 86       $147       $311
SVS Eagle Focused Large Cap Growth Portfolio...............    $31        $ 96       $163       $343
SVS Focus Value+Growth Portfolio...........................    $28        $ 86       $147       $311
SVS Index 500 Portfolio....................................    $26        $ 79       $135       $288
SVS INVESCO Dynamic Growth Portfolio.......................    $33        $101       $172       $359
SVS Janus Growth And Income Portfolio......................    $31        $ 94       $160       $336
SVS Janus Growth Opportunities Portfolio...................    $31        $ 96       $163       $341
SVS MFS Strategic Value Portfolio..........................    $32        $ 97       $164       $345
SVS Oak Strategic Equity Portfolio.........................    $32        $ 97       $164       $345
SVS Turner Mid Cap Growth Portfolio........................    $33        $101       $172       $359

If you purchased your Contract prior to January 31, 2002 and elected a M-GAP Rider, the following examples may apply to you:



(3)(a) At the end of the applicable time period, you would pay the following expenses on a $1000 investment, assuming a 5% annual return on assets and election of either an optional Enhanced Death Benefit Rider (charge of 0.25% annually) or an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period (charge of 0.25% annually):



UNDERLYING PORTFOLIO                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------                                         --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $26        $79        $135       $288
Alger American Leveraged AllCap Portfolio..................    $26        $81        $139       $294
Credit Suisse Trust Emerging Markets Portfolio.............    $31        $95        $162       $340
Credit Suisse Trust Global Post-Venture Capital
 Portfolio.................................................    $31        $95        $162       $340
Dreyfus IP MidCap Stock Portfolio..........................    $26        $80        $137       $291
Dreyfus Socially Responsible Growth Fund, Inc..............    $25        $77        $132       $281
INVESCO VIF Utilities Fund.................................    $29        $88        $150       $317
Janus Aspen Growth Portfolio...............................    $24        $73        $126       $269
Janus Aspen Growth and Income Portfolio....................    $24        $75        $128       $273
Scudder 21st Century Growth Portfolio......................    $29        $88        $150       $318
Scudder Capital Growth Portfolio...........................    $22        $69        $117       $252
Scudder Global Discovery Portfolio.........................    $29        $90        $153       $323
Scudder Growth and Income Portfolio........................    $23        $70        $120       $258
Scudder Health Sciences Portfolio..........................    $27        $82        $140       $297
Scudder International Portfolio............................    $27        $84        $142       $302
Scudder Aggressive Growth Portfolio........................    $26        $79        $136       $289
Scudder Blue Chip Portfolio................................    $24        $74        $127       $272
Scudder Contrarian Value Portfolio.........................    $25        $77        $132       $282
Scudder Global Blue Chip Portfolio.........................    $28        $86        $147       $311
Scudder Government Securities Portfolio....................    $23        $72        $123       $263
Scudder Growth Portfolio...................................    $24        $72        $124       $266
Scudder High Yield Portfolio...............................    $24        $75        $128       $273
Scudder International Select EquityPortfolio...............    $26        $81        $139       $294
Scudder Investment Grade Bond Portfolio....................    $24        $73        $125       $267
Scudder Money Market Portfolio.............................    $23        $70        $120       $257
Scudder New Europe Portfolio...............................    $28        $87        $148       $314
Scudder Small Cap Growth Portfolio.........................    $24        $74        $127       $271
Scudder Strategic Income Portfolio.........................    $25        $77        $132       $281
Scudder Technology Growth Portfolio........................    $25        $78        $133       $284
Scudder Total Return Portfolio.............................    $23        $71        $122       $261
SVS Davis Venture Value Portfolio..........................    $28        $86        $147       $311
SVS Dreman Financial Services Portfolio....................    $26        $79        $136       $289
SVS Dreman High Return Equity Portfolio....................    $25        $78        $134       $285
SVS Dreman Small Cap Value Portfolio.......................    $25        $77        $132       $282
SVS Eagle Focused Large Cap Growth Portfolio...............    $29        $87        $149       $315
SVS Focus Value+Growth Portfolio...........................    $25        $77        $132       $282
SVS Index 500 Portfolio....................................    $23        $70        $120       $257
SVS INVESCO Dynamic Growth Portfolio.......................    $30        $92        $157       $331
SVS Janus Growth And Income Portfolio......................    $28        $85        $145       $307
SVS Janus Growth Opportunities Portfolio...................    $28        $87        $148       $313
SVS MFS Strategic Value Portfolio..........................    $29        $88        $150       $317
SVS Oak Strategic Equity Portfolio.........................    $29        $88        $150       $317
SVS Turner Mid Cap Growth Portfolio........................    $30        $92        $157       $331

(3)(b) At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the election of both an optional Enhanced Death Benefit Rider (charge of 0.25% annually) and an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period (charge of 0.25% annually):



UNDERLYING PORTFOLIO                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------                                         --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $28        $ 87       $147       $312
Alger American Leveraged AllCap Portfolio..................    $29        $ 89       $151       $319
Credit Suisse Trust Emerging Markets Portfolio.............    $34        $103       $174       $363
Credit Suisse Trust Global Post-Venture Capital
 Portfolio.................................................    $34        $103       $174       $363
Dreyfus IP MidCap Stock Portfolio..........................    $29        $ 88       $149       $316
Dreyfus Socially Responsible Growth Fund, Inc..............    $28        $ 84       $144       $305
INVESCO VIF Utilities Fund.................................    $31        $ 95       $162       $340
Janus Aspen Growth Portfolio...............................    $26        $ 81       $138       $293
Janus Aspen Growth and Income Portfolio....................    $27        $ 82       $140       $297
Scudder 21st Century Growth Portfolio......................    $31        $ 96       $163       $341
Scudder Capital Growth Portfolio...........................    $25        $ 76       $130       $278
Scudder Global Discovery Portfolio.........................    $32        $ 97       $165       $347
Scudder Growth and Income Portfolio........................    $25        $ 78       $133       $284
Scudder Health Sciences Portfolio..........................    $29        $ 89       $152       $321
Scudder International Portfolio............................    $30        $ 91       $155       $326
Scudder Aggressive Growth Portfolio........................    $28        $ 87       $148       $313
Scudder Blue Chip Portfolio................................    $27        $ 82       $140       $296
Scudder Contrarian Value Portfolio.........................    $28        $ 85       $144       $306
Scudder Global Blue Chip Portfolio.........................    $31        $ 94       $159       $335
Scudder Government Securities Portfolio....................    $26        $ 79       $135       $288
Scudder Growth Portfolio...................................    $26        $ 80       $137       $290
Scudder High Yield Portfolio...............................    $27        $ 82       $140       $297
Scudder International Select EquityPortfolio...............    $29        $ 89       $151       $319
Scudder Investment Grade Bond Portfolio....................    $26        $ 80       $137       $291
Scudder Money Market Portfolio.............................    $25        $ 78       $133       $283
Scudder New Europe Portfolio...............................    $31        $ 95       $161       $337
Scudder Small Cap Growth Portfolio.........................    $27        $ 81       $139       $295
Scudder Strategic Income Portfolio.........................    $28        $ 84       $144       $305
Scudder Technology Growth Portfolio........................    $28        $ 85       $145       $308
Scudder Total Return Portfolio.............................    $26        $ 78       $134       $286
SVS Davis Venture Value Portfolio..........................    $31        $ 94       $159       $335
SVS Dreman Financial Services Portfolio....................    $28        $ 87       $148       $313
SVS Dreman High Return Equity Portfolio....................    $28        $ 86       $146       $309
SVS Dreman Small Cap Value Portfolio.......................    $28        $ 85       $144       $306
SVS Eagle Focused Large Cap Growth Portfolio...............    $31        $ 95       $161       $338
SVS Focus Value+Growth Portfolio...........................    $28        $ 85       $144       $306
SVS Index 500 Portfolio....................................    $25        $ 78       $133       $283
SVS INVESCO Dynamic Growth Portfolio.......................    $33        $100       $169       $354
SVS Janus Growth And Income Portfolio......................    $30        $ 92       $157       $331
SVS Janus Growth Opportunities Portfolio...................    $31        $ 94       $160       $336
SVS MFS Strategic Value Portfolio..........................    $31        $ 95       $162       $340
SVS Oak Strategic Equity Portfolio.........................    $31        $ 95       $162       $340
SVS Turner Mid Cap Growth Portfolio........................    $33        $100       $169       $354

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE SCUDDER GATEWAY ADVISOR VARIABLE ANNUITY?

The Scudder Gateway Advisor variable annuity contract or certificate ("Contract") is an insurance contract designed to help you accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - A customized investment portfolio;


    - 2 Alger Portfolios, 2 Credit Suisse Trust Portfolios; 1 Dreyfus Investment Portfolio, 1 Dreyfus Socially Responsible Growth Fund, Inc. Portfolio, 1 INVESCO VIF Portfolio, 34 Scudder Portfolios; (2 Janus Aspen Portfolios are also available under Contracts purchased prior to May 1, 2000);


    - 1 Fixed Account;

    - 9 Guarantee Period Accounts;

    - Experienced professional portfolio managers;

    - Tax deferral on earnings;

    - Guarantees that can protect your beneficiaries during the accumulation phase;

    - Income payments that you can receive for life.


    - Issue age up to the 90th birthday of the oldest Owner (or the oldest Annuitant if the Owner is not a person.).


WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate your initial payment, and any additional payments you choose to make among the Sub-Accounts investing in the Underlying Portfolios (you may utilize up to seventeen Sub-Accounts at any one time, in addition to the Scudder Money Market Portfolio), to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Portfolios and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below, WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Portfolios, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's life;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's life with any remaining guaranteed payments continuing for ten years in the event that the Annuitant dies before the end of ten years;


    - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a commutable option. Variable period certain options are automatically commutable.


WHO ARE THE KEY PERSONS UNDER THE CONTRACT?


The Contract is between you, (the "Owner") and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be an Annuitant), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you make payments, choose investment allocations, receive annuity benefit payments (or designate someone else to receive annuity benefit payments) and select the Annuitant and beneficiary. When a Contract is jointly owned, the consent of both Owners is required in order to exercise any ownership rights. The Annuitant is the individual whose life is used to measure the duration of annuity benefit payments. An Annuitant may be changed at any time after issue of the Contract and prior to the Annuity Date, unless (1) the Owner is a nonnatural person or (2) you are taking life expectancy distributions. For more information about life expectancy distributions, see "WITHDRAWALS." At all times, there must be at least one Annuitant. If an Annuitant dies and a replacement is not named, you will become the new Annuitant. The beneficiary is the person, persons or entity entitled to the death benefit prior to the Annuity Date and who, under certain circumstances, may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.


HOW MUCH CAN I INVEST AND HOW OFTEN?


The number and frequency of your payments are flexible, subject to the minimum and maximum payments stated in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Portfolios (up to a total of seventeen Sub-Accounts may be utilized at any one time, in addition to the Scudder Money Market Portfolio) the Guarantee Period Accounts, and the Fixed Account.

VARIABLE ACCOUNT. You have a choice of Sub-Accounts investing in the following Underlying Portfolios:


THE ALGER AMERICAN FUND                                       SCUDDER VARIABLE SERIES II (CLASS A)
Alger American Balanced Portfolio                             Scudder Aggressive Growth Portfolio
Alger American Leveraged AllCap Portfolio                     Scudder Blue Chip Portfolio
                                                              Scudder Contrarian Value Portfolio
CREDIT SUISSE TRUST                                           Scudder Global Blue Chip Portfolio
Credit Suisse Trust Emerging Markets Portfolio                Scudder Government Securities Portfolio
Credit Suisse Trust Global Post-Venture Capital Portfolio     Scudder Growth Portfolio
                                                              Scudder High Yield Portfolio
DREYFUS INVESTMENT PORTFOLIOS                                 Scudder International Select Equity
Dreyfus IP MidCap Stock Portfolio                             Portfolio
                                                              Scudder Investment Grade Bond Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.            Scudder Money Market Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.                Scudder New Europe Portfolio
                                                              Scudder Small Cap Growth Portfolio
INVESCO VARIABLE INVESTMENT FUNDS, INC.                       Scudder Strategic Income Portfolio
INVESCO VIF Utilities Fund                                    Scudder Technology Growth Portfolio
                                                              Scudder Total Return Portfolio
JANUS ASPEN SERIES*                                           SVS Davis Venture Value Portfolio
Janus Aspen Growth Portfolio                                  SVS Dreman Financial Services Portfolio
Janus Aspen Growth and Income Portfolio                       SVS Dreman High Return Equity Portfolio
                                                              SVS Dreman Small Cap Value Portfolio
SCUDDER VARIABLE SERIES I (CLASS A)                           SVS Eagle Focused Large Cap Growth Portfolio
Scudder 21st Century Growth Portfolio                         SVS Focus Value+Growth Portfolio
Scudder Capital Growth Portfolio                              SVS Index 500 Portfolio
Scudder Global Discovery Portfolio                            SVS INVESCO Dynamic Growth Portfolio
Scudder Growth and Income Portfolio                           SVS Janus Growth And Income Portfolio
Scudder Health Sciences Portfolio                             SVS Janus Growth Opportunities Portfolio
Scudder International Portfolio                               SVS MFS Strategic Value Portfolio
                                                              SVS Oak Strategic Equity Portfolio
                                                              SVS Turner Mid Cap Growth Portfolio


* The Janus Aspen Growth Portfolio and the Janus Aspen Growth and Income Portfolio are not available to Owners who purchase this contract on or after May 1, 2000.

Each Underlying Portfolio operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Portfolios to meet your particular investment needs. For a more detailed description of the Underlying Portfolios and sub-adviser information see INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company currently makes available nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.


Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager of the Guarantee Period Accounts pursuant to an investment advisory agreement between the Company and DeIM.


FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE GUARANTEE PERIOD ACCOUNTS AND/OR SOME OF THE SUB-ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Portfolios, the Guarantee Period Accounts, and the Fixed Account. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Scudder Money Market Portfolio, are utilized at any one time. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge, but reserves the right to assess a processing charge guaranteed never to exceed $25. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.


You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Portfolios or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PAYOUT PHASE BEGINS?

You may surrender your Contract or make withdrawals any time before the annuity payout phase begins. A 10% federal tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?


If you or a Joint Owner die before the Annuity Date and you did not elect the Enhanced Death Benefit Rider at issue, a standard death benefit will be paid to the beneficiary. (No death benefit is payable at the death of an Annuitant except when the Owner is not a natural person.) For a discussion of the standard and enhanced death benefits see "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $75,000, the Company will deduct a $35 Contract fee from your Contract's Accumulated Values. (This fee may vary by state. See your Contract for more information.) There will be no Contract fee if the Accumulated Value is $75,000 or more.

Depending upon the state in which you live, a deduction for state and local premium taxes, if any, may be made as described under "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Portfolio. The Portfolios will incur certain management fees and expenses described more fully in "Other Charges" under "VARIABLE ACCOUNT DEDUCTIONS" and in the prospectuses of the Underlying Portfolios which accompany this Prospectus. These charges vary among the Underlying Portfolios and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Portfolios. For specific information regarding the existence and effect of any waivers/ reimbursements see "Annual Underlying Portfolio Expenses" under SUMMARY OF FEES AND EXPENSES.


Subject to state availability, optional riders are currently available for an additional charge equal to an annual rate of 0.25% for the Enhanced Death Benefit Rider and 0.30% for the Enhanced Earnings Rider.. These charges are deducted on the last day of each month within which the Rider was in effect and, if applicable, on the date the rider is terminated. For more information, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.


CAN I EXAMINE THE CONTRACT?


Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if your Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your entire payment. In certain states this refund may be the greater of (1) your entire payment or
(2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.


CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans; see FEDERAL TAX CONSIDERATIONS.

    - You may change an Annuitant at any time after Contract issue and prior to the Annuity Date, unless the Owner is a nonnatural person and except while taking life expectancy distributions.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers among your accounts prior to the Annuity Date without any tax consequences.

    - You may cancel the Contract within ten days of delivery (or longer if required by state law).

          DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS AND THE
                        UNDERLYING INVESTMENT COMPANIES


THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, Allmerica Financial had over $17.9 billion in assets and over $26.9 billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").



First Allmerica Financial Life Insurance Company ("First Allmerica") organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries had over $24.3 billion in combined assets and over $38.1 billion of life insurance in force. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNTS. Each Company maintains a separate investment account called Separate Account KG (the "Variable Account"). The Variable Accounts of Allmerica Financial and of First Allmerica were authorized by votes of the Board of Directors of the Companies on June 13, 1996. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.


The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account invests in a corresponding investment portfolio of The Alger American Fund, Credit Suisse Trust, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Janus Aspen Series, Scudder, or SVS. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains, or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the contracts are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.


The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying portfolios which are not available to the contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES


THE ALGER AMERICAN FUND. The Alger American Fund ("Alger") was established as a Massachusetts business trust on April 6, 1988. Fred Alger Management, Inc. is the investment manager of The Alger American Fund, which includes the Alger American Balanced and Alger American Leveraged AllCap Portfolios. Fred Alger Management, Inc. is located at 111 Fifth Avenue, New York, NY 10003.



CREDIT SUISSE TRUST. Credit Suisse Trust is an open-end, management investment company registered with the SEC. It was organized as a Massachusetts business trust on March 15, 1995. Credit Suisse Asset Management, LLC ("CSAM") is the investment adviser of the Credit Suisse Trust. Abbott Capital Management, LLC ("Abbott") serves as sub-investment adviser for the Credit Suisse Trust Global Post-Venture Capital Portfolio with respect to the Portfolio's investments in private-equity portfolios.



DREYFUS INVESTMENT PORTFOLIOS. The Dreyfus Investment Portfolios ("Dreyfus IP") is a Massachusetts business trust that commenced operations on May 1, 1998. The Dreyfus Corporation is the investment adviser to the Dreyfus Investment Portfolios. The Dreyfus Corporation is located at 200 Park Avenue, New York, NY 10166.



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund") was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. It is registered with the SEC as an open-end, diversified, management investment company. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Socially Responsible Growth Fund, Inc. NCM Capital Management Group Inc. serves as a sub-investment advisor. The Dreyfus Corporation is located at 200 Park Avenue, New York, NY 10166.


INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Utilities Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen.


SCUDDER VARIABLE SERIES I (CLASS A). Scudder Variable Series I (Class A) ("Scudder") is an open-end, diversified management investment company established as a Massachusetts business trust on March 15, 1985, and registered with the SEC under the 1940 Act. Deutsche Investment Management Americas Inc. serves as the investment adviser of Scudder.



SCUDDER VARIABLE SERIES II (CLASS A). Scudder Variable Series II ("SVS"), is a series-type mutual fund registered with the SEC as an open-end, management investment company. Registration of SVS does not involve supervision of its management, investment practices or policies by the SEC. SVS is designed to provide an investment vehicle for certain variable annuity contracts and variable life insurance policies. Shares of the Portfolios of SVS are sold only to insurance company separate accounts. Deutsche Investment Management Americas Inc. serves as the investment adviser of SVS.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Portfolios is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES, MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information of the Underlying Portfolios are available upon request. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of payments made under the Contract.

THE ALGER AMERICAN FUND:

ALGER AMERICAN BALANCED PORTFOLIO -- seeks current income and long-term capital appreciation. The Portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the Portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are determined by the Manager to be of comparable quality. Ordinarily, at least 24% of the Portfolio's net assets are invested in fixed-income securities.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


CREDIT SUISSE TRUST:



CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests in equity securities of companies located in or conducting a majority of their business in emerging markets.



CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development.


DREYFUS INVESTMENT PORTFOLIOS:


DREYFUS IP MIDCAP STOCK PORTFOLIO -- seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index. To pursue this goal the portfolio invests at least 80% of its assets in midcap stocks. Midcap stocks are defined as those with market capitalizations between $200 million and $10 billion at the time of purchase.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:


DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests in at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

INVESCO VARIABLE INVESTMENT FUNDS, INC.


INVESCO VIF UTILITIES FUND -- seeks capital growth. It also seeks current income.


JANUS ASPEN SERIES: (ONLY AVAILABLE UNDER CONTRACTS PURCHASED PRIOR TO MAY 1,
  2000.)


JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio normally emphasizes investments in common stocks.



JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and income. This Portfolio normally emphasized investments in common stocks.


SCUDDER VARIABLE SERIES I (CLASS A)

SCUDDER 21ST CENTURY GROWTH PORTFOLIO -- pursues long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

SCUDDER CAPITAL GROWTH PORTFOLIO -- seeks to maximize long-term capital growth through a broad and flexible investment program.


SCUDDER GLOBAL DISCOVERY PORTFOLIO -- seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.


SCUDDER GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital, current income and growth of income.


SCUDDER HEALTH SCIENCES PORTFOLIO -- seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.



SCUDDER INTERNATIONAL PORTFOLIO -- seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments



SCUDDER VARIABLE SERIES II (CLASS A):


SCUDDER AGGRESSIVE GROWTH PORTFOLIO -- seeks capital appreciation through the use of aggressive investment techniques.


SCUDDER BLUE CHIP PORTFOLIO -- seeks growth of capital and income.



SCUDDER CONTRARIAN VALUE PORTFOLIO -- seeks to achieve a high rate of total return.



SCUDDER GLOBAL BLUE CHIP PORTFOLIO -- seeks long-term growth of capital.



SCUDDER GOVERNMENT SECURITIES PORTFOLIO -- seeks high current return consistent with preservation of capital.



SCUDDER GROWTH PORTFOLIO -- seeks maximum appreciation of capital.



SCUDDER HIGH YIELD PORTFOLIO -- seeks to provide a high level of current income.



SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO -- seeks capital appreciation. This Portfolio was formerly known as the Scudder International Research Portfolio.

SCUDDER INVESTMENT GRADE BOND PORTFOLIO -- seeks high current income.



SCUDDER MONEY MARKET PORTFOLIO -- seeks maximum current income to the extent consistent with stability of principal.



SCUDDER NEW EUROPE PORTFOLIO -- seeks long-term capital appreciation.



SCUDDER SMALL CAP GROWTH PORTFOLIO -- seeks maximum appreciation of investors' capital.



SCUDDER STRATEGIC INCOME PORTFOLIO -- seeks high current return.


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.


SCUDDER TOTAL RETURN PORTFOLIO -- seeks a high total return, a combination of income and capital appreciation.



SVS DAVIS VENTURE VALUE PORTFOLIO -- seeks growth of capital.



SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks to provide long-term capital appreciation.



SVS DREMAN HIGH RETURN EQUITY PORTFOLIO -- seeks to achieve a high rate of total return.



SVS DREMAN SMALL CAP VALUE PORTFOLIO -- seeks long-term capital appreciation. The Fund was formerly known as Scudder Small Cap Value Portfolio.



SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO -- seeks growth through long-term capital appreciation.



SVS FOCUS VALUE+GROWTH PORTFOLIO -- seeks growth of capital through a portfolio of growth and value stocks. A secondary objective is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.



SVS INDEX 500 PORTFOLIO* -- seeks returns that, before expenses, corresponds to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index, (the "S&P 500 Index").



SVS INVESCO DYNAMIC GROWTH PORTFOLIO -- seeks long-term capital growth.



SVS JANUS GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.



SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.



SVS MFS STRATEGIC VALUE PORTFOLIO -- seeks to provide capital appreciation.



SVS OAK STRATEGIC EQUITY PORTFOLIO -- seeks long-term capital growth.



SVS TURNER MID CAP GROWTH PORTFOLIO -- seeks capital appreciation.



* "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-" "S&P 500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Deutsche Investment Management Americas Inc. The SVS Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Additional information may be found in the fund's Statement of Additional Information.

Certain Underlying Portfolios have investment objectives and/or policies similar to those of other Underlying Portfolios. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Portfolio prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.

If there is a material change in the investment policy of a Sub-Account or the Underlying Portfolio in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1)the effective date of the change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION

The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in January 1999 and by First Allmerica Financial Life Insurance Company in 2001. The Company, however, may advertise "total return" and "average annual total return" performance information based on
(1) the periods that the Sub-Accounts have been in existence (Tables 1A and1B) and (2) the periods that the Underlying Portfolios have been in existence. (Tables 2A and 2B) Performance results in Tables 1A and 2A for all periods shown below are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Portfolios. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the period shown. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. All performance tables referenced in this section may be found in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by certain charges, and expressed as a percentage of the investment.

The average annual total return represents the average annual percentage change in the value of an investment in a Sub-Account over a given period of time. Average annual total return represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Scudder Money Market Portfolio refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Portfolio other than the Scudder Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A in the SAI are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one-, five- and ten-year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the Underlying Portfolio charges and an annual Contract fee. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that it does not reflect the Contract fee and assumes that the Contract is not surrendered at the end of the periods shown. None of the calculations are adjusted to reflect the deduction of any optional rider charge which, if elected, would reduce performance.

The performance shown in Table 2A and 2B of the SAI is calculated in exactly the same manner as that in Table 1A and 1B respectively; however, the period of time is based on the Underlying Portfolio's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Portfolio was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING PORTFOLIO IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity variable accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

                          DESCRIPTION OF THE CONTRACT

PAYMENTS


The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements may also include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity contracts. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.


Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:

    - Currently, the initial payment must be at least $25,000.

    - Each subsequent payment must be at least $100.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Scudder Money Market Portfolio.

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Scudder Money Market Portfolio.

From time to time, where permitted by law, the Company may credit additional amounts to Contracts when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee for service basis). The Company may also credit amounts to Contracts where either the Owner or the Annuitant on the issue date is within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a Sales Agreement with the Company to sell the Contract; employees of the Company, its affiliates or subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios, investment managers or sub-advisers of any of the Underlying Portfolios; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.


This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Portfolio. These and similar activities may adversely affect an Underlying Portfolio's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.



In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Portfolios. In addition, some of the Underlying Portfolios have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Portfolio's investment adviser, the Underlying Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.



RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY


An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur on or before ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Portfolios for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.


RIGHT TO CANCEL ALL OTHER CONTRACTS


An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay to the Owner an amount equal to the sum of (1) the difference between the payment paid, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.


TELEPHONE TRANSACTIONS PRIVILEGE



Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.



The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.



TRANSFER PRIVILEGE



Prior to the Annuity Date and subject to the market timing limitations described above in "PAYMENTS," the Owner may transfer amounts among investment options at any time upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Scudder Money Market Portfolio, are used at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account which invests in the Scudder Money Market Portfolio. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.


The Owner may authorize an independent third party to transact allocations and transfers in accordance with an asset allocation strategy or other investment strategy. The Company may provide administrative or other support services to these independent third parties, however, the Company does not engage any third parties to offer allocation or other investment services under this Contract, does not endorse or review any allocation or transfer recommendations and is not responsible for the investment results of such allocations or transfers transacted on the Owner's behalf. In addition, the Company reserves the right to discontinue services or limit the number of Portfolios that it may provide such services for as well as to restrict such transactions altogether when exercised by a market timing firm or any other third party authorized to initiate allocations, transfers or exchanges on behalf of Contract owners. The Company does not charge the Owner for providing additional support services.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bimonthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Scudder Money Market Portfolio or the Sub-Account investing in the Scudder Government Securities Portfolio (the "source accounts") to one or more of the available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Portfolio being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments deposited into the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to reestablish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.


SURRENDER


At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value less applicable tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

After the Annuity Date, only Contracts annuitized under a commutable period certain annuity option may be surrendered. The amount payable is the commuted value of any unpaid annuity benefit payments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of Portfolio securities or valuation of assets of each separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

Where an Owner who is a trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.


WITHDRAWALS


At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit to the Principal Office a signed, written request for withdrawal, satisfactory to the Company. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment against the remaining value, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

After the Annuity Date, only a Contract under which future variable annuity benefit payments are limited to a specified period may be withdrawn. A withdrawal after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount withdrawn.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE CONTRACT IN GENERAL."


The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.


DEATH BENEFIT



In the event that an Owner or (in the event the Owner is a nonnatural person) an Annuitant dies prior to the Annuity Date, the Company will pay the beneficiary a death benefit, except when a spousal beneficiary chooses to continue the Contract as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY."



DEATH OF AN OWNER PRIOR TO THE ANNUITY DATE. Upon the death of an Owner (or an Annuitant if the Owner is a nonnatural person), a death benefit will be paid. The standard death benefit will be equal to the GREATER of (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or
(b) gross payments, decreased proportionately to reflect withdrawals. For each withdrawal, the proportionate reduction is calculated by multiplying the
(b) value immediately prior to the withdrawal by the following fraction:


                              Amount of withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal


OPTIONAL ENHANCED DEATH BENEFIT RIDER. An optional Enhanced Death Benefit Rider will be available at issue as long as the oldest Owner has not yet attained age
80. (For Contracts issued by First Allmerica in New

York and Hawaii, Owners under age 90 may elect the optional benefit.) The Enhanced Death Benefit Rider provides the following:


I. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date and before the oldest Owner's 90th birthday, the death benefit will be equal to the GREATEST of:


    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or



    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals (in Hawaii and New York the 5% is not available; therefore, (b) equals gross payments decreased proportionately to reflect withdrawals); or


    (c) the highest Accumulated Value on any prior Contract anniversary, increased for any positive Market Value Adjustment and subsequent payments and decreased proportionately for subsequent withdrawals.

The (c) value is determined on each Contract anniversary. A snapshot is taken of the current (a) value and compared to snapshots taken of the (a) value on all prior Contract anniversaries, after all of the (a) values have been adjusted to reflect subsequent payments and decreased proportionately for subsequent withdrawals. The highest of all of these adjusted (a) values then becomes the
(c) value. This (c) value becomes the floor below which the death benefit will not drop and is locked-in until the next Contract anniversary. The values of
(b) and (c) will be decreased proportionately if withdrawals are taken.

II. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date but on or after the oldest Owner's 90th birthday, the death benefit will be equal to the GREATER of:


    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or


    (b) the death benefit, as calculated under I above, that would have been payable on the Contract anniversary immediately prior to the oldest Owner's 90th birthday, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

A separate charge is deducted for the optional Enhanced Death Benefit Rider. On the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated, a charge equal to 1/12th of an annual rate of 0.25% is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts, of dollar amounts in the Fixed Account, and of dollar amounts in the Guarantee Period Accounts.


PAYMENT OF THE DEATH BENEFIT. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death and all necessary claim paperwork at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:


    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Scudder Money Market Portfolio. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Sub-Account investing in the Scudder Money Market Portfolio. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value will be based on the unit values next computed after due proof of the death has been received.


THE SPOUSE OF THE OWNER AS BENEFICIARY


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following:

    (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Scudder Money Market Portfolio and

    (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be transferred to the Sub-Account investing in the Scudder Money Market Portfolio. The new Owner may also make additional payments. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.


ASSIGNMENT


The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.


ELECTING THE FORM OF ANNUITY AND ANNUITY DATE


The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Owner's 85th birthday, if the Owner's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Owner's 90th birthday, if the Owner's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. To the extent permitted by law, the new Annuity Date must be the first day of any month occurring before the Owner's 99th birthday. In no event will the latest possible annuitization age exceed 99. If there are Joint Owners, the age of the younger will determine the Annuity Date. The Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.

Notwithstanding the paragraph above, under New York contracts, the latest possible annuitization age will not exceed the Owner's 90th birthday. In the case of Joint Owners, the age of the oldest Owner will determine the Annuity Date

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity payout option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout option is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. SEE APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment to the Owner, or the payee the Owner designates, equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.


The annuity payout option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment will be made. Once the Company begins making annuity benefit payments, the Owner cannot make withdrawals or surrender the annuity benefit, except where the Owner has elected a commutable period certain option. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable "period certain" may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."


If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.


If an owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity payout option after annuitization, the Company may permit such owner to exchange the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract will be applied towards the variable annuity option desired by the owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.



DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Scudder Investment Grade Bond, SVS Focus Value+Growth, Scudder Total Return and Scudder Blue Chip Portfolios. The Company also provides these same options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed annuity payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the contract and receive any remaining annuity benefit payments in accordance with the terms of the annuity benefit payment option selected prior to the Annuity Date. If there are Joint Owners on or after the Annuity Date, upon the first Owner death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected prior to the Annuity Date.

If the Owner selects an annuity payout option which provides for the continuation of payments after the death of an Annuitant, upon the death of an Annuitant on or after the Annuity Date, any remaining payments will continue to be paid to the Owner or the payee the Owner has designated.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before the guaranteed number of payments have been made, the remaining guaranteed payments will continue to be paid.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING THE LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Owner to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT FUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant dies and
(1) exceeds (2) then periodic variable annuity benefit payments will continue until the number of such payments equals the number determined in (1).

Where:  (1)        is the dollar amount of the Accumulated Value at
                   annuitization divided by the dollar amount of the first
                   payment, and

Where:  (2)        is the number of payments paid prior to the death of the
                   Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable during the joint lifetime of the Annuitant and another individual (i.e. the beneficiary or a Joint Annuitant), and then continues thereafter during the lifetime of the survivor. The amount of each payment during the lifetime of the survivor is based on the same number of Annuity Units which applied during their joint lifetime. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable during the joint lifetime of the Annuitant and one other individual (i.e., the beneficiary or a Joint Annuitant), and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment during the lifetime of the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during their joint lifetime. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to 30. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting a period certain option.


ANNUITY BENEFIT PAYMENTS



DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its

Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.


For all options except a death benefit annuity, the dollar amount of the first periodic annuity benefit payment is determined by multiplying (1) the Accumulated Value applied under that option, after application of any Market Value Adjustment and less premium tax, if any (and reduced by any applicable Contract fee for all commutable period certain options and any noncommutable fixed period certain option of less than ten years) divided by $1,000 by
(2) the applicable amount of the first monthly payment per $1,000 of value. For a death benefit annuity, the annuity value will be the amount of the death benefit. Notwithstanding the above, under a New York contract, annuity benefit payments will not be less than payments that could be provided at that time by application of an annuity value equal to an amount required to purchase any single payment immediate annuity contract offered by the Company to all Owners of the same class where the initial payment is equal to the greater of (a) the Surrender Value or (b) 95% of the Accumulated Value.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.


For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.



OPTIONAL ENHANCED EARNINGS RIDER



The Enhanced Earnings Rider (EER) may be elected at issue in most jurisdictions as long as the oldest Owner has not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner (or an Annuitant if the Owner is a nonnatural person) dies prior to the Annuity Date. For specific charges see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.



The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.



CONDITIONS FOR PAYMENT OF THE EER BENEFIT



For any benefit to be payable under the EER, certain conditions must be met, as follows:



    1.  The death must occur prior to the Annuity Date.



    2.  The difference between (a) and (b) must be greater than zero, where:



       (a) is the Accumulated Value, and



       (b) is gross payments not previously withdrawn.



       If (a) minus (b) is zero or less, no benefit will be payable.



Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.



For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.



AMOUNT OF EER BENEFIT



ISSUE AGE 0 TO 65 - If a benefit is payable under the EER and the Contract was issued prior to the Oldest Owner's 66th birthday, the benefit will be equal to the LESSER of:



    (a) 200% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or



    (b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.



ISSUE AGE 66 TO 70 - If a benefit is payable under the EER and the Contract was issued on or after the oldest Owner's 66th birthday and before his/her 71st birthday, the benefit will be equal to the LESSER of:



    (a) 80% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or



    (b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.



ISSUE AGE 71 TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the oldest Owner's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:



    (a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

    (b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.



The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.



EXAMPLES



EXAMPLE 1. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.



The EER benefit on that date is equal to the LESSER of:



    (a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x 100,000) = $80,000; or



    (b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x (150,000 - 100,000)) = $20,000



The EER benefit is equal to $20,000 under (b), which is the lesser of $80,000 (80% x 100,000) and $20,000 (40% x (150,000 - 100,000)).



EXAMPLE 2. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.



The EER benefit on that date is equal to the LESSER of:



    (a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $100,000) = $80,000; or



    (b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (40% x ($250,000 - $100,000)) = $60,000



The EER benefit is equal to $60,000 under (b), which is the lesser of $80,000 (80% x $100,000) and $60,000 (40% x ($250,000 - $100,000)).



EXAMPLE 3. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.



Immediately after the withdrawal, the EER benefit is equal to the LESSER of:



    (a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $100,000) = $80,000; or



    (b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($135,000 - $100,000)) = $14,000

The EER benefit is equal to $14,000 under (b), which is the lesser of $80,000 (80% x 100,000) and $14,000 (40% x ($135,000 - $100,000)).



EXAMPLE 4. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.



Immediately after the withdrawal, the EER benefit is equal to the LESSER of:



    (a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $85,000) = $68,000; or



    (b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($85,000 - $85,000)) = $0



The EER benefit is equal to $0 under (b), which is the lesser of $68,000 (80% x $85,000) and $0 (40% x ($85,000 - $85,000)).



TERMINATING THE EER



Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:



    1.  the Annuity Date;



    2.  the date the Contract is surrendered;



    3.  the date the Company determines a death benefit is payable; or



    4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.



If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the Scudder Money Market Portfolio and the EER will terminate.



THE EER MAY NOT BE AVAILABLE IN ALL STATES.



NORRIS DECISION


In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES


THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received in good order at the Company's Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Portfolios. The value of an Accumulation Unit at inception was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Portfolios are described in the prospectuses and SAIs of the Underlying Portfolios.


VARIABLE ACCOUNT DEDUCTIONS


MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other individual) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.


Deductions for the Contract fee (see "CONTRACT FEE" below) and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.


OTHER CHARGES. Because the Sub-Accounts hold shares of the Underlying Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Portfolios. The prospectuses and SAIs of the Underlying Portfolios contain additional information concerning expenses of the Underlying Portfolios.

CONTRACT FEE


A $35 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract when the Accumulated Value on any of these dates is less than $75,000. (This fee may vary by state. See your Contract for more information.) Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios; investment managers or sub-advisers of the Underlying Portfolios; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.


OPTIONAL RIDER CHARGES



Subject to state availability, the Company currently offers optional riders that may be elected by the Owner. A separate monthly charge is made for each rider selected. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).


The applicable charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the rider is terminated, multiplied by 1/12th of the following annual percentage rates:


Enhanced Death Benefit Rider................................  0.25%
Enhanced Earnings Rider.....................................  0.30%



For a description of the Enhanced Death Benefit Rider, see "DEATH BENEFIT" and for a description of the Enhanced Earnings Rider, see "OPTIONAL ENHANCED EARNINGS RIDER," under DESCRIPTION OF THE CONTRACT, above.



If you elected one of the following riders prior to their discontinuance on 1/31/02, the charge is:



Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
  with a ten-year waiting period:...........................  0.25%
Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
  with a fifteen-year waiting period:.......................  0.15%



For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

PREMIUM TAXES


Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.


TRANSFER CHARGE



The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, there currently are nine Guarantee Periods available under the Contract with durations of two, three, four, five, six, seven, eight, nine and ten years. Each Guarantee Period Account established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions; however, once an interest rate is in effect for a Guarantee Period Account, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period. Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period Account except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Sub-Account investing in the Scudder Money Market Portfolio. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on its expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Scudder Money Market Portfolio. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. However, under contracts issued in New York, the Company guarantees that it will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.


MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment is applied to amounts deducted for Contract fees or rider charges In addition, no negative Market Value Adjustment will be applied to a death benefit. However a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. A Market Value Adjustment will apply to all other transfers, withdrawals or a surrender. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account by the market value factor. The market value factor for each Guarantee Period Account is equal to:


                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal (for example 3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years (under New York Contracts, rounded to the nearest whole years.) If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B -- THE MARKET VALUE ADJUSTMENT.


PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company then will compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that on the last day of the Guarantee Period it will equal the amount of the entire initial payment. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.



WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.


In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.


GENERAL


THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS.  The IRS has issued regulations under
Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.


QUALIFIED AND NON-QUALIFIED CONTRACTS



From a federal tax viewpoint there are two types of variable annuity contracts:
"qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary according to whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified Contracts, see "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS."



TAXATION OF THE CONTRACT IN GENERAL


The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner may be taxed on the annual increase in the Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income.
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable to the Owner, whether or not the Owner is receiving the payments. If an Owner dies before the total investment in the Contract is recovered, a deduction for the difference is allowed on the Owner's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the owner (or, if the owner is not an individual, the death of the primary annuitant, as defined in the Code) or, in the case of the owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the Owner. This requirement is met when the owner elects to have distributions made over the owner's life expectancy, or over the joint life expectancy of the owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the owner's age 59 1/2 or five years, will subject the owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer and are subject to the claims of the employer's general creditors.


TAX WITHHOLDING


The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS


Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified employer plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

A qualified Contract may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to the Owner of a non-qualified Contract. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: this term covers all IRAs permitted under Section 408(b) of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY." Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer.



STATUS OF DEATH BENEFITS IN IRAS. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such accounts. The tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of total payments made (net of prior withdrawals) or the contract's cash value.



Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such annuities. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of total payments (without interest) or the contract's cash value.



The Contract provides an optional enhanced death benefit that, under certain circumstances, may exceed both total payments (net of prior withdrawals) and the cash value (or Accumulated Value) of the Contract. Although the Internal Revenue Service issued a favorable opinion letter with regard to this Contract, it has recently stopped issuing such letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total payments made (net of prior withdrawals) or the contract's cash value. Although the Company believes that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will refrain from taking future actions with respect to such benefits.


TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA Contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the Contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA Contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA Contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Portfolios. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the Scudder Money Market Portfolio.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Portfolio no longer are available for investment or if in the Company's judgment further investment in any Underlying Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Portfolios also are issued to separate accounts of other insurance companies which issue variable life contracts ("mixed funding"). Shares of the Underlying Portfolios also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the Underlying Portfolios do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the trustees of the Underlying Portfolios intend to monitor events in order to identify any material conflicts between such Owners and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate portfolios should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Portfolio shares held by a Sub-Account, in the event that Underlying Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Underlying Portfolio shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered. The Company also reserves the right to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Portfolio shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Portfolio, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right (whether or not such shares are attributable to the Contract) the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Portfolio. During the accumulation phase, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Portfolio share. During the annuity payout phase, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's variable annuity by the net asset value of one Underlying Portfolio share. Ordinarily, the Owner's voting interest in the Underlying Portfolio will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers, including representatives of Allmerica Investments, Inc. (the Principal Underwriter) which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. ("NASD").

The Company pays commissions, not to exceed 2.0% of payments, to broker-dealers that sell the Contract, plus ongoing annual compensation of up to 1.0% of the Contract's Accumulated Value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-782-8380.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.


The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company, and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.


If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Scudder Money Market Portfolio.

                                   APPENDIX B
                          THE MARKET VALUE ADJUSTMENT

MARKET VALUE ADJUSTMENT


The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365 - 1



For purposes of the examples below:



i = the guaranteed interest rate being credited to the guarantee period.



j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.



n = the number of days from the date of surrender to the expiration date of the guarantee period.


The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.


NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*



Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17454

The Market Value Adjustment    =  Maximum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess earned over 3%

                               =  Maximum (-.17454 X $62,985.60 or -$8,349.25)

                               =  Maximum (-$10,992.38 or -$8,349.25)

                               =  -$8,349.25



*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**



Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1

                               =  (.98182) TO THE POWER OF 7 - 1

                               =  -.12054

The Market Value Adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11



**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.



POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*



Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.05)] TO THE POWER OF 2555/365 - 1

                               =  (1.02857) TO THE POWER OF 7 - 1

                               =  .21798

The Market Value Adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.21798 X $62,985.60 or $8,349.25)

                               =  Minimum of ($13,729.78 or $8,349.25)

                               =  $8,349.25



*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.



POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**



Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.00935) TO THE POWER OF 7 - 1

                               =  .06728

The Market Value Adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06728 X $62,985.60

                               =  $4,237.90



**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                            SCUDDER GATEWAY ADVISOR

                                                                 YEAR ENDED DECEMBER 31ST
                                              ---------------------------------------------------------------
SUB-ACCOUNT                                     2001       2000       1999       1998       1997       1996
-----------                                   --------   --------   --------   --------   --------   --------
ALGER AMERICAN BALANCED PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.014      1.058      1.000        N/A        N/A        N/A
  End of Period.............................    0.981      1.014      1.058        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   55,574     26,637          0        N/A        N/A        N/A

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value:
  Beginning of Period.......................    0.887      1.197      1.000        N/A        N/A        N/A
  End of Period.............................    0.735      0.887      1.197        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   44,504     35,277      1,495        N/A        N/A        N/A

CREDIT SUISSE TRUST EMERGING MARKETS
 PORTFOLIO
Unit Value:
  Beginning of Period.......................    0.748      1.000        N/A        N/A        N/A        N/A
  End of Period.............................    0.667      0.748        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    3,264      1,256        N/A        N/A        N/A        N/A

CREDIT SUISSE TRUST GLOBAL POST-VENTURE
 CAPITAL PORTFOLIO
Unit Value:
  Beginning of Period.......................    0.754      1.000        N/A        N/A        N/A        N/A
  End of Period.............................    0.531      0.754        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    3,934      2,555        N/A        N/A        N/A        N/A

DREYFUS IP MIDCAP STOCK PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.153      1.080      1.000        N/A        N/A        N/A
  End of Period.............................    1.100      1.153      1.080        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   35,401     20,310        516        N/A        N/A        N/A

DREYFUS SOCIALLY RESPONSIBLE GROWTH
 FUND, INC.
Unit Value:
  Beginning of Period.......................    1.032      1.177      1.000        N/A        N/A        N/A
  End of Period.............................    0.788      1.032      1.177        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   11,818      8,187        878        N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                            SCUDDER GATEWAY ADVISOR


                                                                 YEAR ENDED DECEMBER 31ST
                                              ---------------------------------------------------------------
SUB-ACCOUNT                                     2001       2000       1999       1998       1997       1996
-----------                                   --------   --------   --------   --------   --------   --------
INVESCO VIF UTILITIES FUND
Unit Value:
  Beginning of Period.......................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................    0.677        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    2,849        N/A        N/A        N/A        N/A        N/A

SCUDDER 21ST CENTURY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................    0.784      1.000        N/A        N/A        N/A        N/A
  End of Period.............................    0.595      0.784        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   10,772      5,228        N/A        N/A        N/A        N/A

SCUDDER CAPITAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.254      1.411      1.057      1.000        N/A        N/A
  End of Period.............................    0.997      1.254      1.411      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   43,019     44,215     30,553          0        N/A        N/A

SCUDDER GLOBAL DISCOVERY PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.459      1.563      1.057      1.000        N/A        N/A
  End of Period.............................    1.085      1.459      1.563      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   37,471     38,150     10,987          0        N/A        N/A

SCUDDER GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................    0.947      0.981      1.057      1.000        N/A        N/A
  End of Period.............................    0.829      0.947      0.981      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   44,293     39,552     34,413          0        N/A        N/A

SCUDDER HEALTH SCIENCES PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................    1.055        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    9,388        N/A        N/A        N/A        N/A        N/A

SCUDDER INTERNATIONAL PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.159      1.501      1.057      1.000        N/A        N/A
  End of Period.............................    0.790      1.159      1.501      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   38,684     35,705     19,494          0        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                            SCUDDER GATEWAY ADVISOR


                                                                 YEAR ENDED DECEMBER 31ST
                                              ---------------------------------------------------------------
SUB-ACCOUNT                                     2001       2000       1999       1998       1997       1996
-----------                                   --------   --------   --------   --------   --------   --------
SCUDDER AGGRESSIVE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.299      1.386      1.000        N/A        N/A        N/A
  End of Period.............................    1.002      1.299      1.386        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   27,383     27,728      5,432        N/A        N/A        N/A

SCUDDER BLUE CHIP PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.392      1.532      1.241      1.105      1.000        N/A
  End of Period.............................    1.156      1.392      1.532      1.241      1.105        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................  108,416    104,322     85,136     49,320     13,179        N/A

SCUDDER CONTRARIAN VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.588      1.387      1.566      1.332      1.036      1.000
  End of Period.............................    1.595      1.588      1.387      1.566      1.332      1.036
Number of Units Outstanding at End of Period
 (in thousands).............................   70,516     71,229     89,798     90,048     53,634        317

SCUDDER GLOBAL BLUE CHIP PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.177      1.235      1.057      1.000        N/A        N/A
  End of Period.............................    0.981      1.177      1.235      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   18,168     15,371      8,559          0        N/A        N/A

SCUDDER GOVERNMENT SECURITIES PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.223      1.118      1.126      1.067      0.993      1.000
  End of Period.............................    1.296      1.223      1.118      1.126      1.067      0.993
Number of Units Outstanding at End of Period
 (in thousands).............................   80,609     42,764     45,653     28,997      7,815        498

SCUDDER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.459      1.828      1.352      1.191      0.995      1.000
  End of Period.............................    1.117      1.459      1.828      1.352      1.191      0.995
Number of Units Outstanding at End of Period
 (in thousands).............................   86,984     95,167     76,104     56,608     24,186        370

SCUDDER HIGH YIELD PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.019      1.132      1.124      1.123      1.020      1.000
  End of Period.............................    1.031      1.019      1.132      1.124      1.123      1.020
Number of Units Outstanding at End of Period
 (in thousands).............................  120,205    115,238    130,757    132,619     64,934        941

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                            SCUDDER GATEWAY ADVISOR


                                                                 YEAR ENDED DECEMBER 31ST
                                              ---------------------------------------------------------------
SUB-ACCOUNT                                     2001       2000       1999       1998       1997       1996
-----------                                   --------   --------   --------   --------   --------   --------
SCUDDER INTERNATIONAL SELECT EQUITY
 PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.345      1.715      1.194      1.100      1.019      1.000
  End of Period.............................    1.002      1.345      1.715      1.194      1.100      1.019
Number of Units Outstanding at End of Period
 (in thousands).............................   40,663     45,507     41,325     46,830     30,789        360

SCUDDER INVESTMENT GRADE BOND PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.201      1.109      1.148      1.079      1.003      1.000
  End of Period.............................    1.252      1.201      1.109      1.148      1.079      1.003
Number of Units Outstanding at End of Period
 (in thousands).............................   49,367     39,396     41,387     29,010      8,255         22

SCUDDER MONEY MARKET PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.168      1.116      1.080      1.042      1.004      1.000
  End of Period.............................    1.195      1.168      1.116      1.080      1.042      1.004
Number of Units Outstanding at End of Period
 (in thousands).............................  183,584     82,252     59,036     28,692     15,760      1,904

SCUDDER NEW EUROPE PORTFOLIO
Unit Value:
  Beginning of Period.......................    0.940      1.016      1.057      1.000        N/A        N/A
  End of Period.............................    0.650      0.940      1.016      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    9,172      7,628      4,224          0        N/A        N/A

SCUDDER SMALL CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.785      2.027      1.528      1.309      0.989      1.000
  End of Period.............................    1.253      1.785      2.027      1.528      1.309      0.989
Number of Units Outstanding at End of Period
 (in thousands).............................   50,132     51,239     37,457     34,993     16,339        210

SCUDDER STRATEGIC INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.047      1.035      1.115      1.019      1.000        N/A
  End of Period.............................    1.087      1.047      1.035      1.115      1.019        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    7,082      3,951      3,483      2,760      1,317        N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.361      1.761      1.000        N/A        N/A        N/A
  End of Period.............................    0.908      1.361      1.761        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   92,061     89,808     31,063        N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                            SCUDDER GATEWAY ADVISOR


                                                                 YEAR ENDED DECEMBER 31ST
                                              ---------------------------------------------------------------
SUB-ACCOUNT                                     2001       2000       1999       1998       1997       1996
-----------                                   --------   --------   --------   --------   --------   --------
SCUDDER TOTAL RETURN PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.436      1.496      1.321      1.164      0.984      1.000
  End of Period.............................    1.330      1.436      1.496      1.321      1.164      0.984
Number of Units Outstanding at End of Period
 (in thousands).............................  198,614    155,491    141,157     85,265     31,284        353

SVS DAVIS VENTURE VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................    0.941        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   19,314        N/A        N/A        N/A        N/A        N/A

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.136      0.907      1.057      1.000        N/A        N/A
  End of Period.............................    1.066      1.136      0.907      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   33,628     28,132     20,494          0        N/A        N/A

SVS DREMAN HIGH RETURN EQUITY PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.149      0.893      1.057      1.000        N/A        N/A
  End of Period.............................    1.152      1.149      0.893      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................  116,791     75,998     78,707          0        N/A        N/A

SVS DREMAN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.117      1.089      1.074      1.227      1.022      1.000
  End of Period.............................    1.296      1.117      1.089      1.074      1.227      1.022
Number of Units Outstanding at End of Period
 (in thousands).............................   48,921     34,644     39,614     49,408     29,597        314

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.149      1.281      1.000        N/A        N/A        N/A
  End of Period.............................    0.941      1.149      1.281        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   20,636     16,016        637        N/A        N/A        N/A

SVS FOCUS VALUE+GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.565      1.652      1.438      1.213      0.981      1.000
  End of Period.............................    1.322      1.565      1.652      1.438      1.213      0.981
Number of Units Outstanding at End of Period
 (in thousands).............................   59,456     62,362     66,589     64,931     30,946        197

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                            SCUDDER GATEWAY ADVISOR



                                                                 YEAR ENDED DECEMBER 31ST
                                              ---------------------------------------------------------------
SUB-ACCOUNT                                     2001       2000       1999       1998       1997       1996
-----------                                   --------   --------   --------   --------   --------   --------
SVS INDEX 500 PORTFOLIO
Unit Value:
  Beginning of Period.......................    0.968      1.090      1.000        N/A        N/A        N/A
  End of Period.............................    0.840      0.968      1.090        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   76,215     52,751     17,600        N/A        N/A        N/A

SVS INVESCO DYNAMIC GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................    0.872        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    2,671        N/A        N/A        N/A        N/A        N/A

SVS JANUS GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.027      1.147      1.000        N/A        N/A        N/A
  End of Period.............................    0.888      1.027      1.147        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   74,334     62,660     10,483        N/A        N/A        N/A

SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.014      1.162      1.000        N/A        N/A        N/A
  End of Period.............................    0.763      1.014      1.162        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   83,539     83,630     11,026        N/A        N/A        N/A

SVS MFS STRATEGIC VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................      N/A        N/A        N/A        N/A        N/A        N/A

SVS OAK STRATEGIC EQUITY PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................    0.753        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    9,786        N/A        N/A        N/A        N/A        N/A

SVS TURNER MID CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................    0.875        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    6,848        N/A        N/A        N/A        N/A        N/A



No information is shown above for Sub-Accounts that commenced operations after December 31, 2001.

                First Allmerica Financial Life Insurance Company
                              Separate Account KG
                                Scudder Advisor



                                                                   YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                       2001       2000       1999       1998       1997
                                                     --------   --------   --------   --------   --------
ALGER AMERICAN BALANCED PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.014      1.058      1.000        N/A        N/A
  End of Period....................................    0.981      1.014      1.058        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................    1,065        419          2        N/A        N/A

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value:
  Beginning of Period..............................    0.887      1.197      1.000        N/A        N/A
  End of Period....................................    0.735      0.887      1.197        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................      587        395         24        N/A        N/A

CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO
Unit Value:
  Beginning of Period..............................    0.748        N/A        N/A        N/A        N/A
  End of Period....................................    0.666      0.748        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................       91         33        N/A        N/A        N/A

CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL
 PORTFOLIO
Unit Value:
  Beginning of Period..............................    0.754        N/A        N/A        N/A        N/A
  End of Period....................................    0.530      0.754        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................        8      7.517        N/A        N/A        N/A

DREYFUS IP MIDCAP STOCK PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.185      1.110      1.000        N/A        N/A
  End of Period....................................    1.131      1.185      1.110        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................      975        447          4        N/A        N/A

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Unit Value:
  Beginning of Period..............................    1.029      1.173      1.000        N/A        N/A
  End of Period....................................    0.785      1.029      1.173        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................      964        701          2        N/A        N/A

INVESCO VIF UTILITIES FUND
Unit Value:
  Beginning of Period..............................      N/A        N/A        N/A        N/A        N/A
  End of Period....................................    0.677        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................       28        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KG
                                SCUDDER ADVISOR


                                                                   YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                       2001       2000       1999       1998       1997
                                                     --------   --------   --------   --------   --------
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.034        N/A        N/A        N/A        N/A
  End of Period....................................    0.767      1.034        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................        2      2.000        N/A        N/A        N/A

JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.191        N/A        N/A        N/A        N/A
  End of Period....................................    1.017      1.191        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................        2      2.000        N/A        N/A        N/A

SCUDDER 21ST CENTURY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............................    0.784        N/A        N/A        N/A        N/A
  End of Period....................................    0.595      0.784        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................      402        128        N/A        N/A        N/A

SCUDDER CAPITAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.388      1.562      1.172      1.000        N/A
  End of Period....................................    1.104      1.388      1.562      1.172        N/A
Number of Units Outstanding at End of Period (in
 thousands)........................................      660        805        848        143        N/A

SCUDDER GLOBAL DISCOVERY PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.318      1.412      1.000        N/A        N/A
  End of Period....................................    0.980      1.318      1.412        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................      244        290         57        N/A        N/A

SCUDDER GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.113      1.153      1.103      1.000        N/A
  End of Period....................................    0.974      1.113      1.153      1.103        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................      930        955        779        411        N/A

SCUDDER HEALTH SCIENCES PORTFOLIO
Unit Value:
  Beginning of Period..............................      N/A        N/A        N/A        N/A        N/A
  End of Period....................................    1.055        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................       23        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KG
                                SCUDDER ADVISOR


                                                                   YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                       2001       2000       1999       1998       1997
                                                     --------   --------   --------   --------   --------
SCUDDER INTERNATIONAL PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.293      1.675      1.099      1.000        N/A
  End of Period....................................    0.882      1.293      1.675      1.099        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................      968        584        327        201        N/A

SCUDDER AGGRESSIVE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.299      1.386      1.000        N/A        N/A
  End of Period....................................    1.002      1.299      1.386        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................      519        435    118.504        N/A        N/A

SCUDDER BLUE CHIP PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.392      1.532      1.241      1.105      1.000
  End of Period....................................    1.156      1.392      1.532      1.241      1.105
Number of Units Outstanding at End of Period
 (in thousands)....................................    3,735      3,822      2,885        931         43

SCUDDER CONTRARIAN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.209      1.056      1.193      1.014      1.000
  End of Period....................................    1.215      1.209      1.056      1.193      1.014
Number of Units Outstanding at End of Period
 (in thousands)....................................    1,646      1,740      1,769      1,914        174

SCUDDER GLOBAL BLUE CHIP PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.241      1.302      1.042      1.000        N/A
  End of Period....................................    1.034      1.241      1.302      1.042        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................      785        709        302         50        N/A

SCUDDER GOVERNMENT SECURITIES PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.151      1.052      1.060      1.004      1.000
  End of Period....................................    1.219      1.151      1.052      1.060      1.004
Number of Units Outstanding at End of Period
 (in thousands)....................................    1,301        650        696        971         21

SCUDDER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.192      1.494      1.105      0.973      1.000
  End of Period....................................    0.913      1.192      1.494      1.105      0.973
Number of Units Outstanding at End of Period
 (in thousands)....................................    1,814      1,806      1,323        512         16

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KG
                                SCUDDER ADVISOR


                                                                   YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                       2001       2000       1999       1998       1997
                                                     --------   --------   --------   --------   --------
SCUDDER HIGH YIELD PORTFOLIO
Unit Value:
  Beginning of Period..............................    0.911      1.012      1.005      1.004      1.000
  End of Period....................................    0.922      0.911      1.012      1.005      1.004
Number of Units Outstanding at End of Period
 (in thousands)....................................    2,641      2,433      2,786      2,121         75

SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.139      1.453      1.012      0.932      1.000
  End of Period....................................    0.849      1.139      1.453      1.012      0.932
Number of Units Outstanding at End of Period
 (in thousands)....................................      621        656        545        377         48

SCUDDER INVESTMENT GRADE BOND PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.118      1.032      1.069      1.004      1.000
  End of Period....................................    1.166      1.118      1.032      1.069      1.004
Number of Units Outstanding at End of Period
 (in thousands)....................................    1,341        885        643        404         21

SCUDDER MONEY MARKET PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.121      1.072      1.037      1.000      1.000
  End of Period....................................    1.148      1.121      1.072      1.037      1.000
Number of Units Outstanding at End of Period
 (in thousands)....................................    4,549      1,886      2,322        772          5

SCUDDER NEW EUROPE PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.079      1.166      1.036      1.000        N/A
  End of Period....................................    0.746      1.079      1.166      1.036        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................       98        468        196          5        N/A

SCUDDER SMALL CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.344      1.526      1.150      0.985      1.000
  End of Period....................................    0.943      1.344      1.526      1.150      0.985
Number of Units Outstanding at End of Period
 (in thousands)....................................      755        741        498        232         18

SCUDDER STRATEGIC INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.047      1.035      1.115      1.019      1.000
  End of Period....................................    1.087      1.047      1.035      1.115      1.019
Number of Units Outstanding at End of Period
 (in thousands)....................................      344        114         55         26         11

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KG
                                SCUDDER ADVISOR



                                                                   YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                       2001       2000       1999       1998       1997
                                                     --------   --------   --------   --------   --------
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.361      1.761      1.000        N/A        N/A
  End of Period....................................    0.908      1.361      1.761        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................    1,888      2,009        627        N/A        N/A

SCUDDER TOTAL RETURN PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.251      1.303      1.151      1.014      1.000
  End of Period....................................    1.159      1.251      1.303      1.151      1.014
Number of Units Outstanding at End of Period
 (in thousands)....................................    3,919      3,010      2,696      1,222         42

SVS DAVIS VENTURE VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............................      N/A        N/A        N/A        N/A        N/A
  End of Period....................................      N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................      N/A        N/A        N/A        N/A        N/A

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.322      1.055      1.127      1.000        N/A
  End of Period....................................    1.240      1.322      1.055      1.127        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................      568        467        272         51        N/A

SVS DREMAN HIGH RETURN EQUITY PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.300      1.010      1.153      1.000        N/A
  End of Period....................................    1.303      1.300      1.010      1.153        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................    2,556      1,773      2,012        450        N/A

SVS DREMAN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............................    0.913      0.890      0.878      1.003      1.000
  End of Period....................................    1.059      0.913      0.890      0.878      1.003
Number of Units Outstanding at End of Period
 (in thousands)....................................    1,161        821        701        707         52

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.149      1.281      1.000        N/A        N/A
  End of Period....................................    0.941      1.149      1.281        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................      214        101          2        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KG
                                SCUDDER ADVISOR



                                                                   YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                       2001       2000       1999       1998       1997
                                                     --------   --------   --------   --------   --------
SVS FOCUS VALUE+GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.239      1.307      1.138      0.960      1.000
  End of Period....................................    1.046      1.239      1.307      1.138      0.960
Number of Units Outstanding at End of Period
 (in thousands)....................................    1,896      1,836      1,627      1,081        125

SVS INDEX 500 PORTFOLIO
Unit Value:
  Beginning of Period..............................    0.968      1.090      1.000        N/A        N/A
  End of Period....................................    0.840      0.968      1.090        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................    1,774      1,103         60        N/A        N/A

SVS INVESCO DYNAMIC GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............................      N/A        N/A        N/A        N/A        N/A
  End of Period....................................    0.872        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................        2        N/A        N/A        N/A        N/A

SVS JANUS GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.027      1.147      1.000        N/A        N/A
  End of Period....................................    0.888      1.027      1.147        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................    1,180        829          2        N/A        N/A

SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period..............................    1.014      1.162      1.000        N/A        N/A
  End of Period....................................    0.763      1.014      1.162        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................    1,304      1,001          2        N/A        N/A

SVS MFS STRATEGIC VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............................      N/A        N/A        N/A        N/A        N/A
  End of Period....................................      N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................      N/A        N/A        N/A        N/A        N/A

SVS OAK STRATEGIC EQUITY PORTFOLIO
Unit Value:
  Beginning of Period..............................      N/A        N/A        N/A        N/A        N/A
  End of Period....................................    0.753        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................        2        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KG
                                SCUDDER ADVISOR


                                                                   YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------
                                                       2001       2000       1999       1998       1997
                                                     --------   --------   --------   --------   --------
SVS TURNER MID CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............................      N/A        N/A        N/A        N/A        N/A
  End of Period....................................    0.875        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)....................................        2        N/A        N/A        N/A        N/A


No information is shown above for Sub-Accounts that commenced operations after December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                               SEPARATE ACCOUNT KG

                INVESTING IN SHARES OF THE UNDERLYING PORTFOLIOS

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE SCUDDER GATEWAY ADVISOR PROSPECTUS OF SEPARATE ACCOUNT KG DATED MAY 1, 2002 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY, INC., 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-782-8380.

                                DATED MAY 1, 2002

FAFLIC SCUDDER GATEWAY ADVISOR

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                     2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY      3

SERVICES                                                            3

UNDERWRITERS                                                        4

ANNUITY BENEFIT PAYMENTS                                            4

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM         6

PERFORMANCE INFORMATION                                             7

TAX-DEFERRED ACCUMULATION                                          15

FINANCIAL STATEMENTS                                              F-1


                         GENERAL INFORMATION AND HISTORY

Separate Account KG (the "Variable Account") is a separate investment account of First Allmerica Financial Life Insurance Company (the "Company") authorized by vote of its Board of Directors on June 13, 1996. The Company, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, the Company and its subsidiaries had over $24.3 billion in combined assets and over $38.1 billion in life insurance in force. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Currently, 41 Sub-Accounts of the Variable Account are available under the Scudder Gateway Advisor contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of The Alger American Fund ("Alger"), Credit Suisse Trust, Dreyfus Investment Portfolios ("Dreyfus IP"), The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund, Inc."), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Scudder Variable Series I ("Scudder"), or Scudder Variable Series II ("SVS"), open-end, registered management investment companies. An additional two sub-accounts investing in a corresponding investment portfolio of the Janus Aspen Series ("Janus Aspen") are available under contracts purchased prior to May 1, 2000.

Two portfolios of Alger are available under the Contract: the Alger American Leveraged AllCap Portfolio and the Alger American Balanced Portfolio. Two portfolios of Credit Suisse Trust are available under the Contract: the Credit Suisse Trust Emerging Markets Portfolio and the Credit Suisse Trust Global Post-Venture Capital Portfolio (together, the "Underlying Portfolios"). One portfolio of Dreyfus Investment Portfolios is available under the Contract: the Dreyfus IP MidCap Stock Portfolio. One portfolio of The Dreyfus Socially Responsible Growth Fund, Inc. is available under the Contract: the Dreyfus Socially Responsible Growth Fund, Inc. One fund of INVESCO VIF is available under the Contract: INVESCO VIF Utilities Fund. If the Contract was purchased prior to May 1, 2000 two portfolios of Janus Aspen are available under the
Contract: the Janus Aspen Growth Portfolio and the Janus Aspen Growth and Income Portfolio. Five portfolios of Scudder are available under the Contract:
Scudder Capital Growth Portfolio, Scudder 21st Century Growth Portfolio, Scudder Global Discovery Portfolio, Scudder Growth and Income Portfolio, Scudder Health Sciences Portfolio, and Scudder International Portfolio. Twenty-eight different portfolios of SVS are available under the Contract:
Scudder Aggressive Growth Portfolio, Scudder Blue Chip Portfolio, Scudder Contrarian Value Portfolio, Scudder Global Blue Chip Portfolio, Scudder Government Securities Portfolio, Scudder Growth Portfolio, Scudder High Yield Portfolio, Scudder International Select Equity Portfolio, Scudder Investment Grade Bond Portfolio, Scudder Money Market Portfolio, Scudder New Europe Portfolio, Scudder Small Cap Growth Portfolio, Scudder Strategic Income Portfolio, Scudder Technology Growth Portfolio, Scudder Total Return Portfolio, SVS Davis Venture Value Portfolio SVS Dreman Financial Services Portfolio, SVS Dreman High Return Equity Portfolio, SVS Dreman Small Cap Value Portfolio, SVS Eagle Focused Large Cap Growth Portfolio, SVS Focus Value+Growth Portfolio, SVS Index 500 Portfolio, SVS INVESCO Dynamic Growth Portfolio, SVS Janus Growth And Income Portfolio, SVS Janus Growth Opportunities Portfolio, SVS MFS Strategic Value Portfolio, SVS Oak Strategic Equity Portfolio, and SVS Turner Mid Cap Growth Portfolio. Each Underlying Portfolio available under the Contract has its own investment objectives and certain attendant risks.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Portfolio shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Portfolio shares is reflected on the records of the Underlying Portfolio and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of Separate Account KG of the Company as of December 31, 2001 and for the periods indicated, included in this

Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 1.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance of 0.40% of total payments is paid to Kemper Distributors, Inc. for administrative and support services with respect to the distribution of the Contract; however, Kemper Distributors, Inc. may direct the Company to pay a portion of said allowance to broker-dealers who provide support services directly.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 1999, 2000 and 2001 were $1,213,957, $1,411,265.32 and $2,281,866.35.

No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 1999, 2000 and 2001.

                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period                           $ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period                               $5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses                  $    1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)       0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum)                            0.000039

(6)  Net Investment Rate (4) - (5)                                                    0.000296

(7)  Net Investment Factor 1.000000 + (6)                                             1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)                            $ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulation Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and noncommutable fixed period certain annuity options and commutable variable period certain options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

     - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Portfolio and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                                        (n)
                                P(1 + T)    = ERV

           Where: P   =   a hypothetical initial payment to the Variable
                          Account of $1,000

                  T   =   average annual total return

                  n   =   number of years

                ERV   =   the ending redeemable value of the $1,000 payment
                          at the end of the specified period

The calculation of Total Return includes the annual charges against the asset of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period.

The calculations of Total Return reflect the deduction of the $30 annual Contract fee.

                               PERFORMANCE TABLES

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                    10 YEARS
                                                                       FOR YEAR                    (OR SINCE
                                                     SUB-ACCOUNT        ENDED                       INCEPTION
                                                   INCEPTION DATE     12/31/01       5 YEARS        IF LESS)
                                                   --------------     ---------      -------        ---------
Alger American Balanced Portfolio                    11/15/99          -3.38%           N/A          -1.01%
Alger American Leveraged AllCap Portfolio            11/15/99         -17.18%           N/A         -13.59%
Credit Suisse Trust Emerging Markets Portfolio        5/1/00          -10.99%           N/A         -21.69%
Credit Suisse Trust Global Post-Venture Capital
Portfolio                                             5/1/00         -29.72%            N/A         -31.72%
Dreyfus IP MidCap Stock Portfolio                    9/21/99          -4.69%            N/A           5.44%
Dreyfus Socially Responsible Growth Fund, Inc.       9/21/99          -23.73%           N/A         -10.18%
INVESCO VIF Utilities Fund                            5/1/01            N/A             N/A         -32.35%
Janus Aspen Growth Portfolio                         9/21/99          -25.88%           N/A         -11.09%
Janus Aspen Growth and Income Portfolio              9/21/99         -14.67%            N/A           0.67%
Scudder 21st Century Growth Portfolio                 5/1/00          -24.24%           N/A         -26.86%
Scudder Capital Growth Portfolio                     10/28/98         -20.56%           N/A           3.06%
Scudder Global Discovery Portfolio                   10/20/99         -25.80%           N/A          -1.07%
Scudder Growth and Income Portfolio                   8/30/98         -12.61%           N/A          -0.89%
Scudder Health Sciences Portfolio                     5/1/01             N/A            N/A           5.48%
Scudder International Portfolio                       8/30/98         -31.97%           N/A          -3.84%
Scudder Aggressive Growth Portfolio                   5/3/99          -22.93%           N/A          -0.01%
Scudder Blue Chip Portfolio                           5/1/97          -17.06%           N/A           3.07%
Scudder Contrarian Value Portfolio                   10/14/97           0.36%           N/A           4.62%
Scudder Global Blue Chip Portfolio                   11/17/98         -16.73%           N/A           0.97%
Scudder Government Securities Portfolio              12/11/97           5.88%           N/A           4.90%
Scudder Growth Portfolio                             10/16/97         -23.50%           N/A          -2.25%
Scudder High Yield Portfolio                         10/16/97           1.12%           N/A          -2.03%
Scudder International Select Equity Portfolio        10/16/97         -25.56%           N/A          -3.93%
Scudder Investment Grade Bond Portfolio              12/11/97           4.16%           N/A           3.75%
Scudder Money Market Portfolio                       12/29/97           2.24%           N/A           3.37%
Scudder New Europe Portfolio                         12/9/98          -30.91%           N/A          -9.24%
Scudder Small Cap Growth Portfolio                   10/16/97         -29.88%           N/A          -1.49%
Scudder Strategic Income Portfolio                    5/1/97            3.68%           N/A           1.70%
Scudder Technology Growth Portfolio                   5/3/99          -33.41%           N/A          -3.65%
Scudder Total Return Portfolio                       11/17/97          -7.48%           N/A           3.54%
SVS Davis Venture Value Portfolio                     5/1/01             N/A            N/A          -5.92%
SVS Dreman Financial Services Portfolio              10/27/98          -6.26%           N/A           6.90%
SVS Dreman High Return Equity Portfolio              10/12/98           0.20%           N/A           8.48%
SVS Dreman Small Cap Value Portfolio                 11/18/97          15.92%           N/A           1.26%
SVS Eagle Focused Large Cap Growth Portfolio         10/29/99         -18.19%           N/A          -2.87%
SVS Focus Value+Growth Portfolio                     10/14/97         -15.62%           N/A           0.97%
SVS Index 500 Portfolio                               9/1/99         -13.36%            N/A          -7.32%
SVS INVESCO Dynamic Growth Portfolio                  5/1/01            N/A             N/A         -12.86%
SVS Janus Growth And Income Portfolio                10/29/99         -13.59%           N/A          -5.41%
SVS Janus Growth Opportunities Portfolio             10/29/99         -24.83%           N/A         -11.78%
SVS MFS Strategic Value Portfolio                      N/A*             N/A             N/A            N/A

                                                                                                    10 YEARS
                                                                       FOR YEAR                    (OR SINCE
                                                     SUB-ACCOUNT        ENDED                       INCEPTION
                                                   INCEPTION DATE     12/31/01       5 YEARS        IF LESS)
                                                   --------------     ---------      -------        ---------
SVS Oak Strategic Equity Portfolio                    5/1/01            N/A             N/A         -24.76%
SVS Turner Mid Cap Growth Portfolio                   5/1/01            N/A             N/A         -12.57%

*This is a new Sub-account so no historical figures are available.

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)



                                                                                                   10 YEARS
                                                                       FOR YEAR                   (OR SINCE
                                                   SUB-ACCOUNT          ENDED                     INCEPTION
                                                  INCEPTION DATE      12/31/01       5 YEARS       IF LESS)
                                                  --------------      ---------      -------       --------
Alger American Balanced Portfolio                    11/15/99          -3.31%          N/A          -0.90%
Alger American Leveraged AllCap Portfolio            11/15/99         -17.11%          N/A         -13.47%
Credit Suisse Trust Emerging Markets Portfolio        5/1/00          -10.92%          N/A         -21.59%
Credit Suisse Trust Global Post-Venture Capital
Portfolio                                             5/1/00          -29.64%          N/A         -31.13%
Dreyfus IP MidCap Stock Portfolio                    9/21/99           -4.62%          N/A           5.54%
Dreyfus Socially Responsible Growth Fund, Inc.       9/21/99          -23.66%          N/A         -10.07%
INVESCO VIF Utilities Fund                            5/1/01             N/A           N/A         -32.32%
Janus Aspen Growth Portfolio                         9/21/99          -25.80%          N/A         -10.99%
Janus Aspen Growth and Income Portfolio              9/21/99          -14.60%          N/A           0.76%
Scudder 21st Century Growth Portfolio                 5/1/00          -24.16%          N/A         -26.76%
Scudder Capital Growth Portfolio                     10/28/98         -20.49%          N/A           3.15%
Scudder Global Discovery Portfolio                   10/20/99         -25.65%          N/A          -0.90%
Scudder Growth and Income Portfolio                   8/30/98         -12.54%          N/A          -0.80%
Scudder Health Sciences Portfolio                     5/1/01             N/A           N/A           5.51%
Scudder International Portfolio                       8/30/98         -31.82%          N/A          -3.71%
Scudder Aggressive Growth Portfolio                   5/3/99          -22.86%          N/A           0.07%
Scudder Blue Chip Portfolio                           5/1/97          -16.99%          N/A           3.15%
Scudder Contrarian Value Portfolio                   10/14/97           0.44%          N/A           4.72%
Scudder Global Blue Chip Portfolio                   11/17/98         -16.66%          N/A           1.07%
Scudder Government Securities Portfolio              12/11/97           5.98%          N/A           5.01%
Scudder Growth Portfolio                             10/16/97         -23.43%          N/A          -2.14%
Scudder High Yield Portfolio                         10/16/97           1.19%          N/A          -1.91%
Scudder International Select Equity Portfolio        10/16/97         -25.49%          N/A          -3.82%
Scudder Investment Grade Bond Portfolio              12/11/97           4.24%          N/A           3.85%
Scudder Money Market Portfolio                       12/29/97           2.36%          N/A           3.50%
Scudder New Europe Portfolio                         12/9/98          -30.84%          N/A          -9.13%
Scudder Small Cap Growth Portfolio                   10/16/97         -29.80%          N/A          -1.38%
Scudder Strategic Income Portfolio                    5/1/97            3.76%          N/A           1.79%
Scudder Technology Growth Portfolio                   5/3/99          -33.34%          N/A          -3.58%
Scudder Total Return Portfolio                       11/17/97          -7.40%          N/A           3.64%
SVS Davis Venture Value Portfolio                     5/1/01             N/A           N/A          -5.90%
SVS Dreman Financial Services Portfolio              10/27/98          -6.19%          N/A           7.00%
SVS Dreman High Return Equity Portfolio              10/12/98           0.27%          N/A           8.58%
SVS Dreman Small Cap Value Portfolio                 11/18/97          16.02%          N/A           1.40%
SVS Eagle Focused Large Cap Growth Portfolio         10/29/99         -18.11%          N/A          -5.91%
SVS Focus Value+Growth Portfolio                     10/14/97         -15.55%          N/A           1.07%
SVS Index 500 Portfolio                               9/1/99          -13.28%          N/A          -7.22%
SVS INVESCO Dynamic Growth Portfolio                  5/1/01             N/A           N/A         -12.83%
SVS Janus Growth And Income Portfolio                10/29/99         -13.51%          N/A          -5.32%
SVS Janus Growth Opportunities Portfolio             10/29/99         -24.76%          N/A         -11.69%


                                                                                                   10 YEARS
                                                                       FOR YEAR                   (OR SINCE
                                                   SUB-ACCOUNT          ENDED                     INCEPTION
                                                  INCEPTION DATE      12/31/01       5 YEARS       IF LESS)
                                                  --------------      ---------      -------       --------
SVS MFS Strategic Value Portfolio                      N/A*              N/A           N/A            N/A
SVS Oak Strategic Equity Portfolio                    5/1/01             N/A           N/A         -24.74%
SVS Turner Mid Cap Growth Portfolio                   5/1/01             N/A           N/A         -12.54%

*This is a new Sub-account so no historical figures are available.

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING PORTFOLIO
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                        10 YEARS
                                                                            FOR YEAR                    (OR SINCE
                                                             PORTFOLIO        ENDED                     INCEPTION
                                                          INCEPTION DATE    12/31/01       5 YEARS       IF LESS)
                                                          --------------    --------       -------      ---------
Alger American Balanced Portfolio                             9/5/89         -3.38%        12.59%        10.45%
Alger American Leveraged AllCap Portfolio                     1/25/95       -17.18%        13.67%        20.27%
Credit Suisse Trust Emerging Markets Portfolio               12/31/97       -10.99%          N/A         -4.68%
Credit Suisse Trust Global Post-Venture Capital
Portfolio                                                     9/30/96       -29.72%        -0.18%        -1.02%
Dreyfus IP MidCap Stock Portfolio                             5/1/98         -4.69%          N/A          1.82%
Dreyfus Socially Responsible Growth Fund, Inc.               10/7/93        -23.73%         5.83%         9.63%
INVESCO VIF Utilities Fund                                    1/3/95        -33.39%         2.45%         3.95%
Janus Aspen Growth Portfolio                                 9/13/93        -25.88%         6.55%         8.81%
Janus Aspen Growth and Income Portfolio                       5/1/98        -14.67%          N/A         11.08%
Scudder 21st Century Growth Portfolio                         5/3/99        -24.24%          N/A          0.43%
Scudder Capital Growth Portfolio                             7/16/85        -20.56%         8.84%         9.81%
Scudder Global Discovery Portfolio                            5/1/96        -25.80%         7.56%         7.46%
Scudder Growth and Income Portfolio                           5/2/94        -12.61%         3.58%         9.02%
Scudder Health Sciences Portfolio                             5/1/01           N/A           N/A          5.48%
Scudder International Portfolio                               5/1/87        -31.97%         0.03%         4.63%
Scudder Aggressive Growth Portfolio                           5/3/99        -22.93%          N/A         -0.01%
Scudder Blue Chip Portfolio                                   5/1/97        -17.06%          N/A          3.07%
Scudder Contrarian Value Portfolio                            5/1/96          0.36%         8.94%        10.75%
Scudder Global Blue Chip Portfolio                            5/5/98        -16.73%          N/A         -1.13%
Scudder Government Securities Portfolio                       9/3/87          5.88%         5.37%         4.90%
Scudder Growth Portfolio                                     12/9/83        -23.50%         2.26%         6.71%
Scudder High Yield Portfolio                                  4/6/82          1.12%         0.11%         5.64%
Scudder International Select Equity Portfolio                 1/6/92        -25.56%        -0.43%         4.29%
Scudder Investment Grade Bond Portfolio                       5/1/96          4.16%         4.44%         4.37%
Scudder Money Market Portfolio                                4/6/82          2.24%         3.46%         3.04%
Scudder New Europe Portfolio                                  5/5/98        -30.91%          N/A        -11.20%
Scudder Small Cap Growth Portfolio                            5/2/94        -29.88%         4.77%        10.19%
Scudder Strategic Income Portfolio                            5/1/97          3.68%          N/A          1.70%
Scudder Technology Growth Portfolio                           5/3/99        -33.41%          N/A         -3.65%
Scudder Total Return Portfolio                                4/6/82         -7.48%         6.13%         6.62%
SVS Davis Venture Value Portfolio                             5/1/01           N/A           N/A         -5.92%
SVS Dreman Financial Services Portfolio                       5/4/98         -6.26%          N/A          1.66%
SVS Dreman High Return Equity Portfolio                       5/4/98          0.20%          N/A          3.85%
SVS Dreman Small Cap Value Portfolio                          5/1/96         15.92%         4.76%         4.34%
SVS Eagle Focused Large Cap Growth Portfolio                 10/29/99       -18.19%          N/A         -2.87%
SVS Focus Value+Growth Portfolio                              5/1/96        -15.62%         6.08%         7.73%
SVS Index 500 Portfolio                                       9/1/99        -13.36%          N/A         -7.32%
SVS INVESCO Dynamic Growth Portfolio                          5/1/01           N/A           N/A        -12.86%
SVS Janus Growth And Income Portfolio                        10/29/99       -13.59%          N/A         -5.41%

                                                                                                        10 YEARS
                                                                            FOR YEAR                    (OR SINCE
                                                             PORTFOLIO        ENDED                     INCEPTION
                                                          INCEPTION DATE    12/31/01       5 YEARS       IF LESS)
                                                          --------------    --------       -------      ---------
SVS Janus Growth Opportunities Portfolio                     10/29/99       -24.83%          N/A        -11.78%
SVS MFS Strategic Value Portfolio                              N/A             N/A           N/A           N/A
SVS Oak Strategic Equity Portfolio                            5/1/01           N/A           N/A        -24.76%
SVS Turner Mid Cap Growth Portfolio                           5/1/01           N/A           N/A        -12.57%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING PORTFOLIO
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)


                                                                                               10 YEARS
                                                                    FOR YEAR                   (OR SINCE
                                                     PORTFOLIO       ENDED                     INCEPTION
                                                   INCEPTION DATE   12/31/01      5 YEARS       IF LESS)
                                                   --------------   --------      -------      ---------
Alger American Balanced Portfolio                     9/5/89         -3.31%        12.61%        10.46%
Alger American Leveraged AllCap Portfolio             1/25/95       -17.11%        14.66%        21.09%
Credit Suisse Trust Emerging Markets Portfolio       12/31/97       -10.92%          N/A         -3.23%
Credit Suisse Trust Global Post-Venture Capital
Portfolio                                             9/30/96       -29.64%         1.25%         0.66%
Dreyfus IP MidCap Stock Portfolio                     5/1/98         -4.62%          N/A          1.92%
Dreyfus Socially Responsible Growth Fund, Inc.       10/7/93        -23.66%         6.78%        10.99%
INVESCO VIF Utilities Fund                            1/3/95        -33.36%         4.13%         5.61%
Janus Aspen Growth Portfolio                          9/13/93       -25.80%         7.53%        10.28%
Janus Aspen Growth and Income Portfolio               5/1/98        -14.60%          N/A         11.14%
Scudder 21st Century Growth Portfolio                 5/3/99        -24.16%          N/A          0.50%
Scudder Capital Growth Portfolio                      7/16/85       -20.49%         8.91%         9.89%
Scudder Global Discovery Portfolio                    5/1/96        -25.65%         7.65%         7.55%
Scudder Growth and Income Portfolio                   5/2/94        -12.54%         3.67%         9.09%
Scudder Health Sciences Portfolio                     5/1/01           N/A           N/A          5.51%
Scudder International Portfolio                       5/1/87        -31.82%         0.13%         4.72%
Scudder Aggressive Growth Portfolio                   5/3/99        -22.86%          N/A          0.07%
Scudder Blue Chip Portfolio                           5/1/97        -16.99%          N/A          3.15%
Scudder Contrarian Value Portfolio                    5/1/96          0.44%         9.02%        10.82%
Scudder Global Blue Chip Portfolio                    5/5/98        -16.66%          N/A         -1.04%
Scudder Government Securities Portfolio               9/3/87          5.98%         5.47%         5.00%
Scudder Growth Portfolio                             12/9/83        -23.43%         2.33%         6.79%
Scudder High Yield Portfolio                          4/6/82          1.19%         0.21%         5.72%
Scudder International Select Equity Portfolio         1/6/92        -25.49%        -0.34%         4.37%
Scudder Investment Grade Bond Portfolio               5/1/96          4.24%         4.54%         4.47%
Scudder Money Market Portfolio                        4/6/82          2.36%         3.56%         3.15%
Scudder New Europe Portfolio                          5/5/98        -30.84%          N/A        -11.10%
Scudder Small Cap Growth Portfolio                    5/2/94        -29.80%         4.84%        10.25%
Scudder Strategic Income Portfolio                    5/1/97          3.76%          N/A          1.79%
Scudder Technology Growth Portfolio                   5/3/99        -33.34%          N/A         -3.58%
Scudder Total Return Portfolio                        4/6/82         -7.40%         6.22%         6.71%
SVS Davis Venture Value Portfolio                     5/1/01           N/A           N/A         -5.90%
SVS Dreman Financial Services Portfolio               5/4/98         -6.19%          N/A          1.76%
SVS Dreman High Return Equity Portfolio               5/4/98          0.27%          N/A          3.94%

                                                                                               10 YEARS
                                                                    FOR YEAR                   (OR SINCE
                                                     PORTFOLIO       ENDED                     INCEPTION
                                                   INCEPTION DATE   12/31/01      5 YEARS       IF LESS)
                                                   --------------   --------      -------      ---------
SVS Dreman Small Cap Value Portfolio                  5/1/96         16.02%         4.86%         4.44%
SVS Eagle Focused Large Cap Growth Portfolio         10/29/99       -18.11%          N/A         -2.76%
SVS Focus Value+Growth Portfolio                      5/1/96        -15.55%         6.16%         7.80%
SVS Index 500 Portfolio                               9/1/99        -13.28%          N/A         -7.22%
SVS INVESCO Dynamic Growth Portfolio                  5/1/01           N/A           N/A        -12.83%
SVS Janus Growth And Income Portfolio                10/29/99       -13.51%          N/A         -5.32%
SVS Janus Growth Opportunities Portfolio             10/29/99       -24.76%          N/A        -11.69%
SVS MFS Strategic Value Portfolio                      N/A             N/A           N/A           N/A
SVS Oak Strategic Equity Portfolio                    5/1/01           N/A           N/A        -24.74%
SVS Turner Mid Cap Growth Portfolio                   5/1/01           N/A           N/A        -12.54%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

YIELD AND EFFECTIVE YIELD -- THE SCUDDER MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Scudder Money Market Sub-Account for the seven-day period ended December 31, 2001:


                  Yield                      0.20%
                  Effective Yield            0.20%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Scudder Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

         Effective Yield = [(base period return + 1)(365/7)] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                            TAX-DEFERRED ACCUMULATION

                          NON-QUALIFIED                             CONVENTIONAL
                          ANNUITY CONTRACT                          SAVINGS PLAN

                           AFTER-TAX CONTRIBUTIONS AND
                              TAX-DEFERRED EARNINGS

                                            TAXABLE LUMP SUM        AFTER-TAX CONTRIBUTIONS
                    NO WITHDRAWALS           SUM WITHDRAWAL           AND TAXABLE EARNINGS
                    --------------          -----------------       -----------------------
Years 10              $107,946                  $86,448                     $81,693
Years 20              233,048                   165,137                     133,476
Years 30              503,133                   335,021                     218,082

This chart compares the accumulation of a $50,000 initial investment into a non-qualified annuity contract with a conventional savings plan. Contributions to the non-qualified annuity contract and the conventional savings plan are made after tax. Only the gain in the non-qualified annuity contract will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contract. Income on non-qualified annuity contracts is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "FEDERAL TAX CONSIDERATIONS" in the Prospectus.

The chart does not reflect the following charges and expenses under the
Contract: 1.25% for mortality and expense risk; 0.15% administration charges; and $30 annual Contract fee. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contract. (IMPORTANT -- THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN.)

Unlike savings plans, contributions to non-qualified annuity contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a non-qualified annuity contract (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                              FINANCIAL STATEMENTS

Financial Statements are included for First Allmerica Financial Life Insurance Company and for its Separate Account KG.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001     2000      1999
 -------------                                    ------  --------  --------
 REVENUES
     Premiums...................................  $ 49.0  $   52.0  $1,006.6
     Universal life and investment product
       policy fees..............................   391.6     421.1     359.3
     Net investment income......................   433.2     421.4     556.9
     Net realized investment (losses) gains.....   (86.6)    (67.8)     99.7
     Other income...............................    86.1     101.3      95.5
                                                  ------  --------  --------
         Total revenues.........................   873.3     928.0   2,118.0
                                                  ------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   414.3     418.9   1,147.3
     Policy acquisition expenses................    77.5      83.4     243.3
     Losses on derivative instruments...........    35.2     --        --
     Restructuring costs........................    --        11.0     --
     Other operating expenses...................   321.2     272.0     346.4
                                                  ------  --------  --------
         Total benefits, losses and expenses....   848.2     785.3   1,737.0
                                                  ------  --------  --------
 Income from continuing operations before
  federal income taxes..........................    25.1     142.7     381.0
                                                  ------  --------  --------
 FEDERAL INCOME TAX (BENEFIT) EXPENSE
     Current....................................    (1.5)    (33.8)     88.7
     Deferred...................................   (13.0)     50.1       4.3
                                                  ------  --------  --------
         Total federal income tax expense.......   (14.5)     16.3      93.0
                                                  ------  --------  --------
 Income from continuing operations before
  minority interest.............................    39.6     126.4     288.0
     Minority interest..........................    --       --        (39.9)
                                                  ------  --------  --------
 Income from continuing operations..............    39.6     126.4     248.1
 Loss from operations of discontinued business
  (less applicable income tax benefit of
  $10.1)........................................    --       --        (17.2)

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period (less
  applicable income tax benefit of $16.4).......    --       --        (30.5)

 Cumulative effect of change in accounting
  principle.....................................    (3.2)    --        --
                                                  ------  --------  --------
 Net income.....................................  $ 36.4  $  126.4  $  200.4
                                                  ======  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $5,955.5 and $4,766.6)............................  $ 6,057.1  $ 4,735.7
     Equity securities at fair value (cost of $44.2 and
       $44.1)                                                   37.1       57.1
     Mortgage loans......................................      226.6      617.6
     Policy loans........................................      379.6      381.3
     Real estate and other long-term investments.........      158.8      190.5
                                                           ---------  ---------
         Total investments...............................    6,859.2    5,982.2
                                                           ---------  ---------
   Cash and cash equivalents.............................      154.1      124.9
   Accrued investment income.............................       97.0       95.7
   Deferred policy acquisition costs.....................    1,588.4    1,424.3
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      431.5      467.1
   Premiums, accounts and notes receivable...............        2.7       27.8
   Other assets..........................................      356.1      253.5
   Separate account assets...............................   14,838.4   17,437.4
                                                           ---------  ---------
         Total assets....................................  $24,327.4  $25,812.9
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 4,099.6  $ 3,617.3
     Outstanding claims, losses and loss adjustment
       expenses..........................................      105.9      157.3
     Unearned premiums...................................        4.9        5.5
     Contractholder deposit funds and other policy
       liabilities.......................................    1,745.9    2,174.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,956.3    5,954.4
                                                           ---------  ---------
   Expenses and taxes payable............................      557.1      422.5
   Reinsurance premiums payable..........................       12.7       11.5
   Deferred federal income taxes.........................       24.7       26.6
   Trust instruments supported by funding obligations....    1,518.6      621.5
   Separate account liabilities..........................   14,838.4   17,437.4
                                                           ---------  ---------
         Total liabilities...............................   22,907.8   24,473.9
                                                           ---------  ---------
   Commitments and contingencies (Notes 14 and 19)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding           5.0        5.0
   Additional paid-in capital............................      599.0      569.0
   Accumulated other comprehensive loss..................        5.5       (8.7)
   Retained earnings.....................................      810.1      773.7
                                                           ---------  ---------
         Total shareholder's equity......................    1,419.6    1,339.0
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $24,327.4  $25,812.9
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001      2000      1999
 -------------                                    --------  --------  ---------
 COMMON STOCK...................................  $    5.0  $    5.0  $     5.0
                                                  --------  --------  ---------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     569.0     569.0      444.0
     Capital contribution from parent...........      30.0     --         125.0
                                                  --------  --------  ---------
     Balance at end of period...................     599.0     569.0      569.0
                                                  --------  --------  ---------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:..........................
     Balance at beginning of period.............      (8.7)    (14.9)     169.2
     (Depreciation) appreciation during the
       period:
       Net (depreciation) appreciation on
         available-for-sale securities and
         derivative instruments.................      45.7       9.6     (298.2)
       Benefit (provision) for deferred federal
         income taxes...........................     (16.0)     (3.4)     105.0
       Minority interest........................     --        --          31.8
     Distribution of subsidiaries (Note 3)......     --        --         (22.7)
                                                  --------  --------  ---------
                                                      29.7       6.2     (184.1)
                                                  --------  --------  ---------
     Balance at end of period...................      21.0      (8.7)     (14.9)
                                                  --------  --------  ---------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:
         Increase in minimum pension
           liability............................     (23.9)    --        --
         Benefit for deferred federal income
           taxes................................       8.4     --        --
                                                  --------  --------  ---------
                                                     (15.5)    --        --
                                                  --------  --------  ---------
     Balance at end of period...................     (15.5)    --        --
                                                  --------  --------  ---------
     Total accumulated other comprehensive
       income (loss)............................       5.5      (8.7)     (14.9)
                                                  --------  --------  ---------
 RETAINED EARNINGS
     Balance at beginning of period.............     773.7     647.3    1,698.3
     Net income.................................      36.4     126.4      200.4
     Distribution of subsidiaries (Note 3)......     --        --      (1,251.4)
                                                  --------  --------  ---------
     Balance at end of period...................     810.1     773.7      647.3
                                                  --------  --------  ---------
         Total shareholder's equity.............  $1,419.6  $1,339.0  $ 1,206.4
                                                  ========  ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  -------
 Net income                                    $ 36.4  $126.4  $ 200.4
                                               ------  ------  -------
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities and
       derivative instruments................    45.7     9.6   (298.2)
     Increase in minimum pension liability...   (23.9)   --      --
     (Provision) benefit for deferred federal
       income taxes..........................    (7.6)   (3.4)   105.0
     Minority interest.......................    --      --       31.8
     Distribution of subsidiaries (Note 3)...    --      --      (22.7)
                                               ------  ------  -------
       Other comprehensive income (loss).....    14.2     6.2   (184.1)
                                               ------  ------  -------
 Comprehensive income........................  $ 50.6  $132.6  $  16.3
                                               ======  ======  =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   2001       2000       1999
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    36.4  $   126.4  $   200.4
     Adjustments to reconcile net income to
      net cash provided by operating
      activities:
         Minority interest...................     --         --           39.9
         Net realized losses (gains).........       86.6       67.8      (99.7)
         Losses on derivative instruments....       35.2     --         --
         Net amortization and depreciation...       20.3       18.2       31.5
         Deferred federal income taxes.......      (13.0)      50.1        4.3
         Loss from disposal of group life and
         health business.....................     --         --           30.5
         Change in deferred acquisition
         costs...............................     (171.9)    (215.1)    (184.1)
         Change in premiums and notes
         receivable, net of reinsurance
         payable.............................       26.3       47.7      (41.8)
         Change in accrued investment
         income..............................       (1.3)       4.2        8.2
         Change in policy liabilities and
         accruals, net.......................      417.7      (20.3)      (2.5)
         Change in reinsurance receivable....       35.6       13.7      (46.3)
         Change in expenses and taxes
         payable.............................      (31.7)     (86.2)      82.3
         Separate account activity, net......     --            0.7        5.5
         Other, net..........................       23.5      (10.6)      27.4
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                operating activities.........      463.7       (3.4)      55.6
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
         maturities of available-for-sale
         fixed maturities....................    1,793.9    1,561.6    2,662.0
         Proceeds from disposals of equity
         securities..........................       42.0        4.1      422.9
         Proceeds from disposals of other
         investments.........................       38.8       28.9       30.3
         Proceeds from mortgages sold,
         matured or collected................      309.3      119.2      131.2
         Purchase of available-for-sale fixed
         maturities..........................   (2,994.5)  (2,257.6)  (2,098.8)
         Purchase of equity securities.......      (11.1)     (16.2)     (78.9)
         Purchase of other investments.......      (21.2)    (128.0)    (140.6)
         Capital expenditures................      (31.2)     (13.2)     (29.2)
         Purchase of company owned life
         insurance...........................     --          (64.9)    --
         Distribution of subsidiaries........     --         --         (202.2)
         Other investing activities, net.....        7.0       (9.4)      (9.8)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
                investing activities.........     (867.0)    (775.5)     686.9
                                               ---------  ---------  ---------
 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
         contractholder deposit funds........      156.5      990.3    1,514.6
         Withdrawals from contractholder
         deposit funds.......................     (621.1)    (936.7)  (2,037.5)
         Deposits and interest credited to
         trust instruments supported by
         funding obligations.................    1,181.8      570.9       50.6
         Withdrawals from to trust
         instruments supported by funding
         obligations.........................     (284.7)    --         --
         Change in short-term debt...........     --         --         (180.9)
         Contribution from parent............     --         --           36.0
         Subsidiary treasury stock purchased,
         at cost.............................     --         --         (350.0)
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                financing activities.........      432.5      624.5     (967.2)
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....       29.2     (154.4)    (224.7)
 Cash and cash equivalents, beginning of
  period.....................................      124.9      279.3      504.0
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   154.1  $   124.9  $   279.3
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
 Interest paid...............................  $    (0.9) $    (1.9) $    (3.1)
 Income taxes received (paid)................  $     7.8  $    12.3  $   (24.0)

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of FAFLIC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 84.5%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in Note 3.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The Company's operations primarily include two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as certain group retirement products. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in Guaranteed Investment Contracts ("GICs"). GICs, also referred to as funding agreements, are investment contracts which can contain either short-term or long-term maturities and are issued to institutional buyers or to various business or charitable trusts. Also, this segment is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholder's equity of the Company's insurance subsidiary, AFLIAC, is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

All significant inter-company accounts and transactions have been eliminated.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.  DERIVATIVES AND HEDGING ACTIVITIES

All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign currency hedge, or as a trading derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

H.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

I.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

J.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.5% to 6.0% for life insurance and 2.0% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

K.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

L.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

M.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

M.  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 00-3, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATION AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS ("SoP No. 00-3"). SoP No. 00-3 requires that closed block assets, liabilities, revenues and expenses be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. In addition, SoP No. 00-3 provides guidance on the accounting for participating contracts issued before and after the date of demutualization, recording of closed block earnings and related policyholder dividend liabilities, and the accounting treatment for expenses and equity balances at the date of demutualization. This statement is effective for fiscal years beginning after December 15, 2000. The adoption of SoP No. 00-3 did not have a material impact on the Company's financial position or results of operations.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement was effective for fiscal years beginning after June 15, 2000. The Company adopted Statement No. 133 on January 1, 2001. In accordance with the transition provision of the statement, the company recorded a $3.2 million charge, net of taxes, in earnings to recognize all derivative instruments at their fair values. This adjustment represents net losses that were previously deferred in other comprehensive income on derivative instruments that do not qualify for hedge accounting. The Company recorded an offsetting gain in other comprehensive income of $3.3 million, net of taxes, to recognize these derivative instruments.

N.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS -- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. The Company also recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to a measurement date of June 30, 1999, approximately $11.5 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of approximately $27 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $84.6 million at December 31, 2001 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2001 and 2000, the discontinued segment had assets of approximately $397.6 million and $497.9 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $369.3 million and $460.0 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $34.4 million, $207.7 million and $367.0 million for the years ended December 31, 2001, 2000 and 1999, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC, and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC for 2002 would require the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE (CONTINUED)

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning on 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999
-------------                                                 ------
Revenue.....................................................  $828.0
                                                              ======
Net realized capital losses included in revenue.............   (11.8)
                                                              ======
Income from continuing operations before taxes..............   192.1
Income taxes................................................    51.2
                                                              ------
Net income from continuing operations.......................   140.9
Loss from operations of discontinued business (less
 applicable income tax benefit of
 $10.4 million for the year ended December 31, 1999)........   (17.2)
Loss on disposal of group life and health business,
 including provision of $72.2 million
 for operating losses during phase-out period for the year
 ended December 31, 1999
 (less applicable income tax benefit of $16.4 million)......   (30.5)
                                                              ------
Net income..................................................  $ 93.2
                                                              ======

4.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. Approximately $1.9 million of this charge relates to severance and other employee related costs. Approximately $9.1 million of this charge relates to one-time project costs. As of December 31, 2000, the Company has made payments of approximately $9.1 million related to this restructuring plan, of which approximately $1.6 million relates to severance and other employee related costs.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.5% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   63.4     $  2.7      $  0.1    $   66.0
States and political subdivisions.......       2.9        0.2       --            3.1
Foreign governments.....................      23.1        1.6         0.2        24.5
Corporate fixed maturities..............   5,013.0      163.3        88.1     5,088.2
Mortgage-backed securities..............     853.1       25.6         3.4       875.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $5,955.5     $193.4      $ 91.8    $6,057.1
                                          ========     ======      ======    ========
Equity securities.......................  $   44.2     $  1.7      $  8.8    $   37.1
                                          ========     ======      ======    ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   34.3     $  2.6      $--       $   36.9
States and political subdivisions.......      10.4        0.4       --           10.8
Foreign governments.....................      44.4        1.5         0.6        45.3
Corporate fixed maturities..............   4,162.6       99.7       148.4     4,113.9
Mortgage-backed securities..............     514.9       16.1         2.2       528.8
                                          --------     ------      ------    --------
Total fixed maturities..................  $4,766.6     $120.3      $151.2    $4,735.7
                                          ========     ======      ======    ========
Equity securities.......................  $   44.1     $ 20.2      $  7.2    $   57.1
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of these assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $37.6 million and $21.6 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

Contractual fixed maturity investment commitments were not material at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

A.  FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  483.4   $  491.4
Due after one year through five years.......................   2,682.6    2,764.7
Due after five years through ten years......................   1,584.3    1,598.2
Due after ten years.........................................   1,205.2    1,202.8
                                                              --------   --------
Total.......................................................  $5,955.5   $6,057.1

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. The carrying values of mortgage loans net of applicable reserves were $226.6 million and $617.6 million at December 31, 2001 and 2000, respectively. Reserves for mortgage loans were $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively. During 2001, the Company received proceeds of $293.1 million as a result of the sale of $278.5 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

B.  MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2001    2000
-------------                                                 ------  ------
Property type:
  Office building...........................................  $120.7  $318.9
  Retail....................................................    56.9   106.8
  Industrial/warehouse......................................    39.5   130.5
  Residential...............................................    11.5    54.8
  Other.....................................................     0.7    11.0
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 64.6  $159.7
  New England...............................................    46.0    70.4
  West South Central........................................    33.3    47.7
  Pacific...................................................    33.2   217.6
  East North Central........................................    27.1    63.4
  Middle Atlantic...........................................    10.4    35.8
  Other.....................................................    14.7    27.4
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======

At December 31, 2001, scheduled mortgage loan maturities were as follows:
2002 -- $22.3 million; 2003 -- $29.0 million; 2004 -- $50.3 million; 2005 --
$16.8 million; 2006 -- $25.7 million and $82.5 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

Mortgage loans investment reserves of $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $12.1 million and $21.0 million, as of December 31, 2001, 2000 and 1999, respectively. Related interest income while such loans were impaired was $1.4 million and $2.1 million in 2000 and 1999, respectively. There was no interest income received in 2001 related to impaired loans.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate or foreign currency volatility. The operations of the Company are subject to risk resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company has developed an asset/liability management approach tailored to specific insurance or investment product objectives. The investment assets of the Company are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, management develops investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and its exposure to individual markets, borrowers, industries, and sectors.

The Company uses derivative financial instruments, primarily interest rate swaps and futures contracts, with indices that correlate to balance sheet instruments to modify its indicated net interest sensitivity to levels deemed to be appropriate. Specifically, for floating rate funding agreements that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts designed to pay fixed and receive floating interest. Under interest rate swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. Additionally, the Company uses exchange traded financial futures contracts to hedge against interest rate risk on anticipated guaranteed investment contract ("GIC") sales and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on fixed maturities reinvestments from the time of maturity until the purchase of new fixed maturities. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal risk of default.

As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as the Company's investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar and the Swiss Franc, Japanese Yen, British Pound and Euro. From time to time, the Company may also have exposure to other foreign currencies. To mitigate the short-term effect of changes in currency exchange rates, the Company regularly enters into foreign exchange swap contracts to hedge its net foreign currency exposure. Additionally, the Company enters into compound currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed income securities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements (CSA) with each counterparty. In general, the CSA sets a minimum threshold of $10 million of exposure that must be collateralized, although thresholds may vary by CSA. At December 31, 2001, collateral of $69.7 million in the form of cash, bonds and US Treasury notes were held by our counterparties related to these agreements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS (CONTINUED)

The Company's derivative activities are monitored by management, who review portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with the Company's risk management strategy and with Company policies and procedures.

D.  FAIR VALUE HEDGES

The Company enters into compound foreign currency/interest rate swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. For the year ended December 31, 2001, the Company recognized a net gain of $0.3 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E.  CASH FLOW HEDGES

The Company enters into various types of interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. The Company also purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. The Company uses U.S. Treasury Note futures to hedge this risk.

The Company also enters into foreign currency swap contracts to hedge foreign currency exposure on specific fixed income securities, as well as compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed maturities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

For the year ended December 31, 2001, the Company recognized a net loss of $35.5 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the total ineffectiveness of all cash flow hedges. This net loss included a total loss of $35.8 million related to ineffective hedges of floating rate funding agreements with put options allowing the policyholder to cancel the contract prior to maturity. During the fourth quarter of 2001, the Company reviewed the trend in put activity since inception of the funding agreement business in order to determine the ongoing effectiveness of the hedging relationship. Based upon the historical trend in put activity, as well as management's uncertainty about possible future events, the Company has determined that it is probable that some of the future variable cash flows of the funding agreements will not occur, and therefore the hedges were ineffective. The Company analyzed the future payments under each outstanding funding agreement, and determined the amount of payments that are probable of occurring versus those that are probable of not occurring. The total accumulated market value losses deferred in other comprehensive income related to the payments that are probable of not occurring, which totals $35.8 million, was reclassified to earnings during the fourth quarter of 2001. This loss includes $13.7 million of losses related to funding agreements that have already been put back to the Company, as well as $22.1 million of losses related to funding agreements that have not been put, but which management believes are probable of being put in the future. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

E.  CASH FLOW HEDGES (CONTINUED)

As of December 31, 2001, $79.5 million of the deferred net losses on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that (1) are expected to occur over the next twelve months and (2) will necessitate reclassifying to earnings these derivatives gains (losses) include (a) the re-pricing of variable rate trust instruments supported by funding obligations, (b) the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities, (c) the anticipated sale of GICs and other funding agreements, (d) the possible put or non-renewal of GICs and other funding agreements, and (e) the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate funding agreements) is 12 months.

F.  TRADING ACTIVITIES

The Company enters into insurance portfolio-linked, credit default, and other swap contracts for investment purposes. These products are not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore do not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio -- linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. Under the other swap contract entered into for investment purposes, the Company agrees to exchange the difference between fixed and floating interest amounts calculated on an agreed upon notional principal amount. The primary risk associated with this swap contract is the counterpary credit risk.

As of December 31, 2001, the Company no longer held insurance portfolio-linked or credit default swap contracts. Net realized losses related to insurance portfolio-linked contracts was $4.3 million, $0.7 million and $0.2 million for the years ended December 31, 2001, 2000 and 1999, respectively. The fair values of insurance portfolio-linked swap contracts outstanding were immaterial at December 31, 2000.

The stated annual premium under credit default swap contracts is recognized currently in net investment income. There was no net increase to investment income related to credit default swap contracts for the year ended December 31, 2001; however, there was a net increase of $0.2 million and $0.4 million for the years ended December 31, 2000 and 1999, respectively.

The fair value of other swap contracts held for investment purposes was $(2.1) million and $(1.2) million at December 31, 2001 and 2000, respectively. The net decrease in net investment income related to this contract was $(0.7) million and $(0.1) million for the years ended December 31, 2001 and 2000, respectively. There was no net investment income related to this contract in 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

G.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities and derivative instruments are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER(1)   TOTAL
-------------                                                 ----------  ------------  -------
2001
Net (depreciation) appreciation, beginning of year..........   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities and derivative instruments.................      86.5         (21.1)      65.4
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (19.7)       --          (19.7)
    (Provision) benefit for deferred federal income taxes...     (23.4)          7.4      (16.0)
                                                               -------       -------    -------
                                                                  43.4         (13.7)      29.7
                                                               -------       -------    -------
Net depreciation, end of year...............................      21.3          (0.3)      21.0
                                                               -------       -------    -------
2000
Net (depreciation) appreciation, beginning of year..........   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities............................................      48.9          (3.2)      45.7
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (36.1)       --          (36.1)
    (Provision) benefit for deferred federal income taxes...      (4.5)          1.1       (3.4)
                                                               -------       -------    -------
                                                                   8.3          (2.1)       6.2
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
1999
Net appreciation, beginning of year.........................   $  79.0       $  90.2    $ 169.2
                                                               -------       -------    -------
    Net depreciation on available-for-sale securities.......    (254.4)       (122.3)    (376.7)
    Net appreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........      78.5        --           78.5
    Benefit for deferred federal income taxes and minority
      interest..............................................      72.1          64.7      136.8
    Distribution of subsidiaries (See Note 3)...............      (5.6)        (17.1)     (22.7)
                                                               -------       -------    -------
                                                                (109.4)        (74.7)    (184.1)
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------

(1) INCLUDES NET (DEPRECIATION) APPRECIATION ON OTHER INVESTMENTS OF $0.5 MILLION, $1.5 MILLION, AND $(1.1) MILLION, IN 2001, 2000 AND 1999, RESPECTIVELY.

H.  OTHER

At December 31, 2001 and 2000, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $389.7  $339.8  $452.8
Mortgage loans..............................................    42.0    52.1    56.1
Equity securities...........................................     1.4     1.1     1.7
Policy loans................................................    27.1    26.1    24.5
Derivatives.................................................   (48.0)   (5.6)   (6.7)
Other long-term investments.................................    20.8    11.3    14.9
Short-term investments......................................    12.4     8.1    27.1
                                                              ------  ------  ------
Gross investment income.....................................   445.4   432.9   570.4
Less investment expenses....................................   (12.2)  (11.5)  (13.5)
                                                              ------  ------  ------
Net investment income.......................................  $433.2  $421.4  $556.9
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $5.6 million and $2.9 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $7.3 million in 2001, and $1.6 million and $1.4 million in 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million and $2.5 million in 2000 and 1999, respectively. Actual interest income on these loans included in net investment income aggregated $1.4 million and $1.8 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $2.7 million and $0.8 million which were non-income producing at December 31, 2001 and 2000, respectively.

Included in other long-term investments is income from limited partnerships of $9.1 million, $7.8 million and $6.6 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT LOSSES AND GAINS

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(88.0) $(77.1) $(52.6)
Mortgage loans..............................................    14.6     1.3     2.5
Equity securities...........................................    28.1     2.0   141.3
Derivatives.................................................   (32.9)    3.1    (0.2)
Other long-term investments.................................    (8.4)    2.9     8.7
                                                              ------  ------  ------
Net realized investment (losses) gains......................  $(86.6) $(67.8) $ 99.7
                                                              ======  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

B.  NET REALIZED INVESTMENT LOSSES AND GAINS (CONTINUED)

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................    $1,044.4     $46.3  $ 26.8
Equity securities...........................................        39.3      29.7    --

2000
Fixed maturities............................................    $1,129.2     $ 4.0  $ 52.7
Equity securities...........................................         2.1       2.0    --

1999
Fixed maturities............................................    $1,546.8     $10.4  $ 28.9
Equity securities...........................................       421.2     149.0     7.6

The Company recognized losses of $113.1 million, $31.8 million and $30.7 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  -------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (net of tax (benefit) of $(5.0) in 2001, net of tax
 (benefit) in 2000 of $(21.5) million, including $22.7
 million resulting from the distribution of subsidiaries in
 1999, net of tax (benefit) and minority interest of
 $(103.3) million in 1999.).................................  $ (10.1) $(40.2) $(121.9)
Less: reclassification adjustment for (losses) gains
 included in net
 income (net of tax (benefit) of $(21.0) and $(24.9) million in 2001
 and 2000, respectively and net of tax and minority interest
 of $33.5 million in 1999)..................................    (38.9)  (46.4)    62.2
                                                              -------  ------  -------
Total available-for-sale securities.........................     28.8     6.2   (184.1)
                                                              -------  ------  -------
Unrealized depreciation on derivative instruments:
Unrealized holding losses arising during period, (net of tax
 benefit of $63.4 million in 2001)..........................   (117.7)   --      --
Less: reclassification adjustment for losses included in net
 income (net of tax benefit of $63.9 million in 2001).......   (118.6)   --      --
                                                              -------  ------  -------
Total derivative instruments................................      0.9
                                                              -------  ------  -------
Net unrealized appreciation (depreciation) on investments...  $  29.7  $  6.2  $(184.1)
                                                              =======  ======  =======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Prior to the implementation of Statement No. 133 on January 1, 2001, the Company included swap contracts used to hedge fixed maturities in the fair value of fixed maturities. The Company held swap contracts with a fair value of $(47.7) million at December 31, 2000. At December 31, 2001, these swap contracts are carried on the Consolidated Balance Sheets at fair value.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

DERIVATIVE INSTRUMENTS

Fair values are estimated by independent pricing sources.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS (CONTINUED)
TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                2000
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  154.1  $  154.1  $  124.9  $  124.9
  Fixed maturities..........................................   6,057.1   6,057.1   4,735.7   4,735.7
  Equity securities.........................................      37.1      37.1      57.1      57.1
  Mortgage loans............................................     226.6     235.6     617.6     640.6
  Policy loans..............................................     379.6     379.6     381.3     381.3
  Derivatives...............................................      73.3      73.3      88.7      88.7
  Company owned life insurance..............................      67.3      67.3      65.6      65.6
                                                              --------  --------  --------  --------
                                                              $6,995.1  $7,004.1  $6,070.9  $6,093.9
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,171.1  $1,174.1  $1,636.5  $1,663.3
  Derivatives...............................................     180.3     180.3      11.8      11.8
  Supplemental contracts without life contingencies.........      57.3      57.3      40.7      40.7
  Dividend accumulations....................................      88.8      88.8      88.5      88.5
  Other individual contract deposit funds...................      50.4      50.4      45.0      44.9
  Other group contract deposit funds........................     213.4     212.4     323.1     319.0
  Individual fixed annuity contracts........................   1,686.2   1,621.3   1,026.1     991.7
  Trust instruments supported by funding obligations........   1,518.6   1,534.0     621.5     620.5
                                                              --------  --------  --------  --------
                                                              $4,966.1  $4,918.6  $3,793.2  $3,780.4
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2001 and 2000 and for the periods ended December 31, 2001, 2000 and 1999 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                 2001    2000
-------------                                                                ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $498.1 and $400.3, respectively)..........................................................  $504.2  $397.5
  Mortgage loans...........................................................    55.7   144.9
  Policy loans.............................................................   182.1   191.7
  Cash and cash equivalents................................................     9.2     1.9
  Accrued investment income................................................    14.6    14.6
  Deferred policy acquisition costs........................................    10.4    11.0
  Other assets.............................................................     6.2     6.4
                                                                             ------  ------
Total assets...............................................................  $782.4  $768.0
                                                                             ======  ======
Liabilities
  Policy liabilities and accruals..........................................   798.2   808.9
  Policyholder dividends...................................................    30.7    20.0
  Other liabilities........................................................     7.0     0.8
                                                                             ------  ------
Total liabilities..........................................................  $835.9  $829.7
                                                                             ------  ------
Excess of Closed Block liabilities over assets designated to the Closed
 Block.....................................................................  $ 53.5  $ 61.7
Amounts included in accumulated other comprehensive income: Net unrealized investment losses, net of deferred federal income tax benefit of $8.8
 million and $1.3 million, respectively....................................   (16.4)   (2.5)
                                                                             ------  ------
Maximum future earnings to be recognized from Closed Block assets and liabilities...............................................................  $ 37.1  $ 59.2
                                                                             ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2001   2000    1999
-------------                                                                -----  -----  ------
Revenues
  Premiums and other income................................................  $47.2  $49.9  $ 52.1
  Net investment income....................................................   54.1   53.6    53.8
  Realized investment losses...............................................   (2.2)  (5.4)   (0.6)
                                                                             -----  -----  ------
Total revenues.............................................................   99.1   98.1   105.3
                                                                             -----  -----  ------
Benefits and expenses
  Policy benefits..........................................................   83.1   89.5    88.9
  Policy acquisition expenses..............................................    0.6    2.1     2.5
  Other operating expenses.................................................   --      0.2     0.1
                                                                             -----  -----  ------
Total benefits and expenses................................................  $83.7  $91.8  $ 91.5
                                                                             -----  -----  ------
Contribution from the Closed Block.........................................  $15.4  $ 6.3  $ 13.8
                                                                             =====  =====  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000     1999
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $  15.4  $   6.3  $  13.8
  Change in:
    Deferred policy acquisition costs, net..................      0.6      2.1      2.5
    Policy liabilities and accruals.........................    (12.3)   (12.0)   (13.1)
    Other assets............................................      2.1      5.3     (8.2)
    Expenses and taxes payable..............................     (0.2)   (10.1)    (2.9)
    Other, net..............................................      2.5      5.3      0.8
                                                              -------  -------  -------
  Net cash provided by (used in) operating activities.......      8.1     (3.1)    (7.1)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    136.8    133.3    139.0
    Purchases of investments................................   (147.2)  (160.3)  (128.5)
    Other, net..............................................      9.6      9.4      9.8
                                                              -------  -------  -------
Net cash (used in) provided by investing activities.........     (0.8)   (17.6)    20.3
                                                              -------  -------  -------
Net increase (decrease) in cash and cash equivalents........      7.3    (20.7)    13.2
Cash and cash equivalents, beginning of year................      1.9     22.6      9.4
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $   9.2  $   1.9  $  22.6
                                                              =======  =======  =======

There were no reserves on mortgage loans at December 31, 2001, 2000 and 1999, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $ (1.5) $(33.8) $88.7
  Deferred..................................................   (13.0)   50.1    4.3
                                                              ------  ------  -----
Total.......................................................  $(14.5) $ 16.3  $93.0
                                                              ======  ======  =====

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001     2000    1999
-------------                                                 --------  ------  ------
Expected federal income tax expense.........................   $  8.8   $ 49.9  $133.4
  Tax-exempt interest.......................................    --        --     (24.2)
  Dividend received deduction...............................     (8.9)    (6.9)   --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................    --       (13.3)   --
  Changes in tax reserve estimates..........................     (1.4)    (4.0)   (8.7)
  Tax credits...............................................    (10.8)   (10.3)   (8.5)
  Other, net................................................     (2.2)     0.9     1.0
                                                               ------   ------  ------
Federal income tax expense..................................   $(14.5)  $ 16.3  $ 93.0
                                                               ======   ======  ======

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Deferred tax liabilities (assets)
  Tax credit carryforwards..................................  $ (53.1)   $ (20.2)
  Insurance reserves........................................   (204.2)    (264.9)
  Deferred acquisition costs................................    448.5      416.8
  Employee benefit plans....................................    (58.3)     (51.6)
  Investments, net..........................................    (39.4)     (29.8)
  Litigation reserve........................................     (1.9)      (8.1)
  Discontinued operations...................................    (14.2)     (11.9)
  Loss carryforwards........................................    (58.8)      (9.5)
  Other, net................................................      6.1        5.8
                                                              -------    -------
Deferred tax liability, net.................................  $  24.7    $  26.6
                                                              =======    =======

Gross deferred income tax assets totaled $972.8 million and $471.0 millions at December 31, 2001 and 2000, respectively. Gross deferred income tax liabilities totaled $997.5 million and $497.6 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES (CONTINUED)

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards, low income housing credit carryforwards and foreign tax credit recoverable of $4.7 million, $41.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date, whereas the low income housing credit carryforwards will expire beginning in 2018 and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $152.7 million expiring in 2014 and capital loss carryforwards of $15.3 million expiring in 2005.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

10.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an inter-company cost sharing agreement.

FAFLIC provides retirement benefits to substantially all of its employees under defined benefit pension plans. These plans are based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 2001 allocation was based on 5.0%, and the 2000 and 1999 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grand-fathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............   $ 14.7     $ 18.5     $ 19.3
Interest cost...............................................     30.9       28.6       26.5
Expected return on plan assets..............................    (39.6)     (43.1)     (38.9)
Recognized net actuarial gain...............................     (0.4)     (11.2)      (0.4)
Amortization of transition asset............................     (2.2)      (2.2)      (2.3)
Amortization of prior service cost..........................     (3.1)      (3.1)      (3.3)
                                                               ------     ------     ------
  Net periodic pension cost (benefit).......................   $  0.3     $(12.5)    $  0.9
                                                               ======     ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company, allocated approximately $.2 million and $(6.5) million of the net periodic pension (benefit) cost to its affiliated companies in 2001 and 2000, respectively.

The following table summarizes the status of the plan. At December 31, 2001 and 2000, the projected benefit obligations exceeded the plans' assets. During the fourth quarter of 2001, the Company recorded a $64.8 million dollar increase in its minimum pension liability related to its qualified pension plan, of which $40.9 million was allocated to affiliates. This is reflected as an adjustment to accumulated other comprehensive income in accordance with Financial Accounting Standard, No. 130, "Reporting Comprehensive Income" and primarily reflects the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan, as determined by the Company's market value of assets held by the plan due to a general decline in the equity markets.

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........  $ 450.9     $392.7
  Service cost -- benefits earned during the year...........     14.7       18.5
  Interest cost.............................................     30.9       28.6
  Actuarial losses (gains)..................................     12.4       37.7
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Projected benefit obligation at end of year.............    483.2      450.9
                                                              -------     ------
Change in plan assets:
  Fair value of plan assets at beginning of year............    441.5      470.6
  Actual return on plan assets..............................    (51.5)      (2.5)
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Fair value of plan assets at end of year................    364.3      441.5
                                                              -------     ------
  Funded status of the plan.................................   (118.9)      (9.4)
  Unrecognized transition obligation........................    (17.2)     (19.4)
  Unamortized prior service cost............................     (1.7)      (8.9)
  Unrecognized net actuarial losses (gains).................     27.6       (6.4)
                                                              -------     ------
    Net pension liability...................................  $(110.2)    $(44.1)
                                                              =======     ======

As a result of AFC's merger with Allmerica P&C, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $6.1 million and $7.5 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 6.88% and 7.25% in 2001 and 2000, respectively, and the assumed long-term rate of return on plan assets was 9.5% in both 2001 and 2000. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels of 4.0% in 2001 and levels ranging from 5.0% to 5.5% in 2000. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2001 and 2000, with a market value of $35.5 million and $57.7 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2001, 2000 and 1999, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.7 million, $6.1 million and $5.9 million in 2001, 2000 and 1999, respectively. The Company allocated approximately $3.6 million and $2.4 million of the 401(k) expense to its affiliated companies in 2001 and 2000 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 2001, 2000 and 1999 was $3.3 million, $3.2 million and $3.1 million, respectively.

11.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................   $ 75.5     $ 66.8
Service cost................................................      2.3        1.9
Interest cost...............................................      4.9        4.9
Actuarial losses (gains)....................................     (1.2)       5.6
Benefits paid...............................................     (4.3)      (3.7)
                                                               ------     ------
  Accumulated postretirement benefit obligation at end of
    year....................................................     77.2       75.5
                                                               ------     ------
Fair value of plan assets at end of year....................    --         --
                                                               ------     ------
Funded status of the plan...................................    (77.2)     (75.5)
Unamortized prior service cost..............................     (5.4)      (7.6)
Unrecognized net actuarial gains............................     (8.4)      (7.7)
                                                               ------     ------
  Accumulated postretirement benefit costs..................    (91.0)    $(90.8)
                                                               ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  OTHER POSTRETIREMENT BENEFIT PLANS (CONTINUED)

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost................................................   $  2.3     $  1.9     $  2.9
Interest cost...............................................      4.9        4.9        4.6
Actuarial (gains) losses....................................     (0.4)      (0.5)       0.1
Amortization of prior service cost..........................     (2.2)      (2.2)      (2.3)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  4.6     $  4.1     $  5.3
                                                               ======     ======     ======

The Company allocated approximately $2.9 million and $2.1 million of the net periodic postretirement cost to its affiliated companies in 2001 and 2000 respectively.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $3.2 million and $3.9 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2001, health care costs were assumed to increase 10% in 2002, declining thereafter until the ultimate rate of 5.0% is reached in 2010 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $4.6 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.6 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2001 by $4.0 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.5 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.88% and 7.25% at December 31, 2001 and 2000, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 4.0% for FAFLIC agents.

12.  RELATED PARTY TRANSACTIONS

FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions. Amounts charged by FAFLIC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $339.5 million, $300.3 million and $160.2 million in 2001, 2000 and 1999 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $87.3 million and $11.4 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, FAFLIC has allocated a $40.9 million minimum pension liability to its affiliates as of December 31, 2001.

In December 2001, the Company's parent, AFC, declared a $30.0 million contribution of capital consisting of approximately $23.3 million of fixed maturity securities and $6.7 million of cash paid in 2002.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commissioner. Accordingly, no dividends were declared by FAFLIC to AFC during 2001, 2000, or 1999. In addition, FAFLIC cannot pay dividends to AFC without prior approval from the Commissioner during 2002.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 2001, 2000, or 1999. During 2002, AFLIAC cannot pay dividends to FAFLIC without prior approval.

14.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs, such as long-term and short-term funding agreements. Short-term funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. Long-term funding agreements are investment contracts issued to various business or charitable trusts, which are used to support debt issued by the trust to foreign and domestic institutional buyers, such as banks, insurance companies and pension plans. These funding agreements have long maturities and may be issued with a fixed or variable interest rate based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................   $--       $  --      $1,075.2
  Asset Accumulation
    Allmerica Financial Services............................    816.4       858.1      799.0
    Allmerica Asset Management..............................    143.5       137.7      144.5
                                                               ------    --------   --------
        Subtotal............................................    959.9       995.8      943.5
                                                               ------    --------   --------
  Corporate.................................................    --          --           0.4
  Intersegment revenues.....................................    --          --          (0.8)
                                                               ------    --------   --------
    Total segment revenues including Closed Block...........    959.9       995.8    2,018.3
                                                               ------    --------   --------
  Adjustment to segment revenues:
      Net realized (losses) gains...........................    (86.6)      (67.8)      99.7
                                                               ------    --------   --------
    Total revenues..........................................   $873.3    $  928.0   $2,118.0
                                                               ======    ========   ========
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2001       2000       1999
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................     $--       $  --      $   86.3
  Asset Accumulation
    Allmerica Financial Services..............................      147.5       224.5      207.1
    Allmerica Asset Management................................       15.9        17.3       21.3
                                                                   ------    --------   --------
        Subtotal..............................................      163.4       241.8      314.7
                                                                   ------    --------   --------
  Corporate...................................................      (23.7)      (25.2)     (39.2)
                                                                   ------    --------   --------
    Segment income before income taxes and minority interest...     139.7       216.6      275.5
                                                                   ------    --------   --------
  Adjustments to segment income:
    Net realized investment gains, net of amortization........      (87.1)      (62.9)     105.5
    Sales practice litigation.................................        7.7
    Restructuring costs.......................................      --          (11.0)     --
    Losses on derivative instruments..........................      (35.2)      --         --
                                                                   ------    --------   --------
  Income before taxes and minority interest...................     $ 25.1    $  142.7   $  381.0
                                                                   ======    ========   ========

DECEMBER 31
(IN MILLIONS)                                       2001        2000        2001        2000
-------------                                     ---------   ---------   ---------   ---------
                                                   IDENTIFIABLE ASSETS    DEFERRED ACQUISITION
                                                                                  COSTS
Risk Management.................................  $   359.4   $   462.6   $    3.2    $    3.3
Asset Accumulation
  Allmerica Financial Services..................   21,163.0    23,129.0    1,585.2     1,420.8
  Allmerica Asset Management....................    2,805.0     2,221.3      --            0.2
                                                  ---------   ---------   --------    --------
      Total.....................................  $24,327.4   $25,812.9   $1,588.4    $1,424.3
                                                  =========   =========   ========    ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $11.4 million, $11.7 million and $22.2 million in 2001, 2000, and 1999, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2001, future minimum rental payments under non-cancelable operating leases were approximately $42.6 million, payable as follows: 2002 -- $17.2 million; 2003 --$12.6 million; 2004 -- $7.7 million; 2005 -- $3.5 million; and 2006 -- $1.6 million. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2002.

16.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement (See Note 4). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company was subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company was required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers. These market mechanisms and pooling arrangements included the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999 were $20.4 million and $21.4 million, respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999 of $1.8 million and $30.6 million.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................   $ 86.5    $   92.3   $  106.2
  Assumed...................................................      0.7         0.7        0.7
  Ceded.....................................................    (38.2)      (41.0)     (50.6)
                                                               ------    --------   --------
Net premiums................................................   $ 49.0    $   52.0   $   56.3
                                                               ======    ========   ========
Property and casualty premiums written:
  Direct....................................................   $--       $  --      $1,089.0
  Assumed...................................................    --          --          27.3
  Ceded.....................................................    --          --        (135.4)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  980.9
                                                               ======    ========   ========
Property and casualty premiums earned:
  Direct....................................................   $--       $  --      $1,047.3
  Assumed...................................................    --          --          30.3
  Ceded.....................................................    --          --        (127.3)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  950.3
                                                               ======    ========   ========
Life insurance and other individual policy benefits, claims,
  Losses and loss adjustment expenses:
  Direct....................................................   $460.1    $  453.7   $  479.5
  Assumed...................................................      0.3         0.3        0.1
  Ceded.....................................................    (46.1)      (35.1)     (35.8)
                                                               ------    --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................   $414.3    $  418.9   $  443.8
                                                               ======    ========   ========
Property and casualty benefits, claims, losses and loss
  Adjustment expenses:
  Direct....................................................   $--       $  --      $  805.6
  Assumed...................................................    --          --          25.9
  Ceded.....................................................    --          --        (128.0)
                                                               ------    --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................   $--       $  --      $  703.5
                                                               ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Balance at beginning of year                                  $1,424.3   $1,232.6   $1,011.9
  Acquisition expenses deferred.............................     275.4      297.0      421.3
  Amortized to expense during the year......................     (77.5)     (83.4)     (80.6)
  Adjustment for commission buyout program..................     (31.6)     --         --
  Adjustment for discontinued operations....................      (0.2)      (2.7)       3.4
  Adjustment to equity during the year......................      (2.0)     (19.2)      39.3
  Adjustment due to distribution of subsidiaries............     --         --        (162.7)
                                                              --------   --------   --------
Balance at end of year......................................  $1,588.4   $1,424.3   $1,232.6
                                                              ========   ========   ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

18.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, net of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $120.5 million, $184.7 million and $265.5 million at December 31, 2001, 2000 and 1999, respectively. Reinsurance recoverables related to this business were $343.0 million, $335.9 million and $335.7 million in 2001, 2000 and 1999, respectively. The decreases in 2001 and 2000 were primarily attributable to the continued run-off of the group accident and health business. Also, the decrease in 2000 was impacted by the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES (CONTINUED)

The table below provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and LAE as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999
-------------                                                 ---------
Reserve for losses and LAE, beginning of year...............  $ 2,597.3
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of current year..............      795.6
  Decrease in provision for insured events of prior years...      (96.1)
                                                              ---------
Total incurred losses and LAE...............................      699.5
                                                              ---------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................      342.1
  Losses and LAE attributable to insured events of prior
    years...................................................      424.2
                                                              ---------
Total payments..............................................      766.3
                                                              ---------
Change in reinsurance recoverable on unpaid losses..........       44.3
Distribution of subsidiaries................................   (2,574.8)
                                                              ---------
Reserve for losses and LAE, end of year.....................  $  --
                                                              =========

As part of an ongoing process, the reserves have been re-estimated for all prior accident years and were decreased by $96.1 million in 1999.

Favorable development on prior years' loss reserves was $52.0 million for the year ended December 31, 1999. Favorable development on prior year's loss adjustment expense reserves was $44.1 million prior to the AFC corporate reorganization in 1999.

This favorable development reflected the Company's reserving philosophy consistently applied. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

19.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected in the Consolidated Balance Sheets as of December 31, 2001 and 2000. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. FAFLIC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $7.7 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, post retirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by state authorities. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $45.0 million. Included in this total adjustment is an increase in surplus of $49.7 million related to the establishment of deferred tax assets and reductions in surplus totaled $4.7 million and resulted from the change in valuations of post employment benefits and non-admitted assets.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  322.6
  Life and Health Companies.................................    (44.9)     (43.6)      239.0

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  --
  Life and Health Companies.................................    377.9      528.5       590.1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Contractowners of Separate Account KG of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account KG of First Allmerica Financial Life Insurance Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

SEPARATE ACCOUNT KG

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                                                            ALGER
                                                                         ALGER             AMERICAN
                                                                        AMERICAN          LEVERAGED
                                                                        BALANCED            ALLCAP
                                                                    ----------------   ----------------
ASSETS:
Investments in shares of The Alger American Fund                     $    1,885,962     $      524,846
Investments in shares of Credit Suisse, Warburg Pincus Trust                      -                  -
Investment in shares of Dreyfus Investment Portfolios                             -                  -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                -                  -
Investment in shares of INVESCO Variable Investment Funds, Inc                    -                  -
Investments in shares of Janus Aspen Series                                       -                  -
Investments in shares of Scudder Variable Series I                                -                  -
Investments in shares of Scudder Variable Series II                               -                  -
Investment income receivable                                                      -                  -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                               -                  -
                                                                    ----------------   ----------------
    Total  assets                                                         1,885,962            524,846

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                               -                  -
                                                                    ----------------   ----------------
    Net assets                                                       $    1,885,962     $      524,846
                                                                    ================   ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                          $    1,044,856     $      431,612
  Scudder Gateway Plus                                                      841,106             91,256
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                                -              1,978
                                                                    ----------------   ----------------
                                                                     $    1,885,962     $      524,846
                                                                    ================   ================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                    1,065,167            587,058
  Net asset value per unit, December 31, 2001                        $     0.980932     $     0.735212

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                      838,976             94,289
  Net asset value per unit, December 31, 2001                        $     1.002539     $     0.988807


                                                                                             CREDIT
                                                                         CREDIT              SUISSE
                                                                          SUISSE             GLOBAL
                                                                        EMERGING          POST-VENTURE
                                                                         MARKETS            CAPITAL
                                                                    ------------------  -----------------
ASSETS:
Investments in shares of The Alger American Fund                     $              -    $             -
Investments in shares of Credit Suisse, Warburg Pincus Trust                   73,900              6,341
Investment in shares of Dreyfus Investment Portfolios                               -                  -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                  -                  -
Investment in shares of INVESCO Variable Investment Funds, Inc                      -                  -
Investments in shares of Janus Aspen Series                                         -                  -
Investments in shares of Scudder Variable Series I                                  -                  -
Investments in shares of Scudder Variable Series II                                 -                  -
Investment income receivable                                                        -                  -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                 -                  -
                                                                    ------------------  -----------------
    Total  assets                                                              73,900              6,341

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                 -                  -
                                                                    ------------------  -----------------
    Net assets                                                       $         73,900    $         6,341
                                                                    ==================  =================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                          $         59,135    $         3,388
  Scudder Gateway Plus                                                         11,548                  -
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                              3,217              2,953
                                                                    ------------------  -----------------
                                                                     $         73,900    $         6,341
                                                                    ==================  =================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                         90,738              8,390
  Net asset value per unit, December 31, 2001                        $       0.666403    $      0.530398

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                         14,256              2,000
  Net asset value per unit, December 31, 2001                        $       0.942195    $      0.945828


                                                                                              DREYFUS
                                                                                              SOCIALLY
                                                                         DREYFUS            RESPONSIBLE
                                                                      MIDCAP STOCK             GROWTH
                                                                    ------------------   -------------------
ASSETS:
Investments in shares of The Alger American Fund                     $              -     $               -
Investments in shares of Credit Suisse, Warburg Pincus Trust                        -                     -
Investment in shares of Dreyfus Investment Portfolios                       1,353,563                     -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                  -               765,284
Investment in shares of INVESCO Variable Investment Funds, Inc                      -                     -
Investments in shares of Janus Aspen Series                                         -                     -
Investments in shares of Scudder Variable Series I                                  -                     -
Investments in shares of Scudder Variable Series II                                 -                     -
Investment income receivable                                                        -                     -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                 -                     -
                                                                    ------------------   -------------------
    Total  assets                                                           1,353,563               765,284

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                 -                     -
                                                                    ------------------   -------------------
    Net assets                                                       $      1,353,563     $         765,284
                                                                    ==================   ===================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                          $      1,102,447     $         757,118
  Scudder Gateway Plus                                                        251,116                 6,301
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                                  -                 1,865
                                                                    ------------------   -------------------
                                                                     $      1,353,563     $         765,284
                                                                    ==================   ===================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                        975,129               964,171
  Net asset value per unit, December 31, 2001                        $       1.130565     $        0.785253

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                        249,111                 8,759
  Net asset value per unit, December 31, 2001                        $       1.008050     $        0.932305


                                                                     INVESCO
                                                                       VIF             JANUS ASPEN
                                                                    UTILITIES            GROWTH
                                                                 -----------------  ------------------
ASSETS:
Investments in shares of The Alger American Fund                  $             -    $              -
Investments in shares of Credit Suisse, Warburg Pincus Trust                    -                   -
Investment in shares of Dreyfus Investment Portfolios                           -                   -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                              -                   -
Investment in shares of INVESCO Variable Investment Funds, Inc            130,876                   -
Investments in shares of Janus Aspen Series                                     -               1,534
Investments in shares of Scudder Variable Series I                              -                   -
Investments in shares of Scudder Variable Series II                             -                   -
Investment income receivable                                                    -                   -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                   -
                                                                 -----------------  ------------------
    Total  assets                                                         130,876               1,534

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                   -
                                                                 -----------------  ------------------
    Net assets                                                    $       130,876    $          1,534
                                                                 =================  ==================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                       $        17,914    $              -
  Scudder Gateway Plus                                                    110,019                   -
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                          2,943               1,534
                                                                 -----------------  ------------------
                                                                  $       130,876    $          1,534
                                                                 =================  ==================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                     28,470               1,999
  Net asset value per unit, December 31, 2001                     $      0.676789    $       0.767207

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                    140,474                   -
  Net asset value per unit, December 31, 2001                     $      0.794508    $              -


                                                                                        SCUDDER
                                                                                          21ST
                                                                   JANUS ASPEN          CENTURY
                                                                    GROWTH AND           GROWTH
                                                                      INCOME            CLASS A
                                                                 -----------------  -----------------
ASSETS:
Investments in shares of The Alger American Fund                  $             -    $             -
Investments in shares of Credit Suisse, Warburg Pincus Trust                    -                  -
Investment in shares of Dreyfus Investment Portfolios                           -                  -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                              -                  -
Investment in shares of INVESCO Variable Investment Funds, Inc                  -                  -
Investments in shares of Janus Aspen Series                                 2,035                  -
Investments in shares of Scudder Variable Series I                              -            284,620
Investments in shares of Scudder Variable Series II                             -                  -
Investment income receivable                                                    -                  -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                  -
                                                                 -----------------  -----------------
    Total  assets                                                           2,035            284,620

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                  -
                                                                 -----------------  -----------------
    Net assets                                                    $         2,035    $       284,620
                                                                 =================  =================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                       $             -    $       238,861
  Scudder Gateway Plus                                                          -             43,888
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                          2,035              1,871
                                                                 -----------------  -----------------
                                                                  $         2,035    $       284,620
                                                                 =================  =================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                      2,000            401,590
  Net asset value per unit, December 31, 2001                     $      1.017419    $      0.594788

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                          -             48,913
  Net asset value per unit, December 31, 2001                     $             -    $      0.935510


                                                                       SCUDDER            SCUDDER
                                                                       CAPITAL             GLOBAL
                                                                       GROWTH            DISCOVERY
                                                                       CLASS A            CLASS A
                                                                  ------------------  -----------------
ASSETS:
Investments in shares of The Alger American Fund                   $              -    $             -
Investments in shares of Credit Suisse, Warburg Pincus Trust                      -                  -
Investment in shares of Dreyfus Investment Portfolios                             -                  -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                -                  -
Investment in shares of INVESCO Variable Investment Funds, Inc                    -                  -
Investments in shares of Janus Aspen Series                                       -                  -
Investments in shares of Scudder Variable Series I                          900,356            285,772
Investments in shares of Scudder Variable Series II                               -                  -
Investment income receivable                                                      -                  -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                               -                  -
                                                                  ------------------  -----------------
    Total  assets                                                           900,356            285,772

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                               -                  -
                                                                  ------------------  -----------------
    Net assets                                                     $        900,356    $       285,772
                                                                  ==================  =================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $        728,530    $       239,465
  Scudder Gateway Plus                                                      169,878             44,417
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                            1,948              1,890
                                                                  ------------------  -----------------
                                                                   $        900,356    $       285,772
                                                                  ==================  =================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                      660,127            244,294
  Net asset value per unit, December 31, 2001                      $       1.103622    $      0.980234

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                      176,394             49,013
  Net asset value per unit, December 31, 2001                      $       0.974106    $      0.944785


                                                                      SCUDDER           SCUDDER
                                                                    GROWTH AND           HEALTH
                                                                       INCOME           SCIENCES
                                                                      CLASS A           CLASS A
                                                                  ----------------  -----------------
ASSETS:
Investments in shares of The Alger American Fund                   $            -    $             -
Investments in shares of Credit Suisse, Warburg Pincus Trust                    -                  -
Investment in shares of Dreyfus Investment Portfolios                           -                  -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                              -                  -
Investment in shares of INVESCO Variable Investment Funds, Inc                  -                  -
Investments in shares of Janus Aspen Series                                     -                  -
Investments in shares of Scudder Variable Series I                      1,148,568            345,522
Investments in shares of Scudder Variable Series II                             -                  -
Investment income receivable                                                    -                  -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                  -
                                                                  ----------------  -----------------
    Total  assets                                                       1,148,568            345,522

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                  -
                                                                  ----------------  -----------------
    Net assets                                                     $    1,148,568    $       345,522
                                                                  ================  =================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $      905,211    $        22,199
  Scudder Gateway Plus                                                    241,407            319,136
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                          1,950              4,187
                                                                  ----------------  -----------------
                                                                   $    1,148,568    $       345,522
                                                                  ================  =================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                    929,707             23,041
  Net asset value per unit, December 31, 2001                      $     0.973652    $      1.055059

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                    249,587            309,323
  Net asset value per unit, December 31, 2001                      $     0.975038    $      1.038440

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                       SCUDDER                  SCUDDER
                                                                    INTERNATIONAL              AGGRESSIVE
                                                                       CLASS A                 GROWTH (a)
                                                                  -------------------      -------------------
ASSETS:
Investments in shares of The Alger American Fund                   $               -        $               -
Investments in shares of Credit Suisse, Warburg Pincus Trust                       -                        -
Investment in shares of Dreyfus Investment Portfolios                              -                        -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                                 -                        -
Investment in shares of INVESCO Variable Investment Funds, Inc                     -                        -
Investments in shares of Janus Aspen Series                                        -                        -
Investments in shares of Scudder Variable Series I                           903,166                        -
Investments in shares of Scudder Variable Series II                                -                  661,716
Investment income receivable                                                       -                        -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                -                        -
                                                                  -------------------      -------------------
    Total  assets                                                            903,166                  661,716

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                -                        -
                                                                  -------------------      -------------------
    Net assets                                                     $         903,166        $         661,716
                                                                  ===================      ===================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $         853,288        $         519,528
  Scudder Gateway Plus                                                        48,139                  140,230
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                             1,739                    1,958
                                                                  -------------------      -------------------
                                                                   $         903,166        $         661,716
                                                                  ===================      ===================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                       967,942                  518,577
  Net asset value per unit, December 31, 2001                      $        0.881557        $        1.001834

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                        57,368                  145,216
  Net asset value per unit, December 31, 2001                      $        0.869441        $        0.979150


                                                                      SCUDDER            SCUDDER
                                                                       BLUE            CONTRARIAN
                                                                     CHIP (a)           VALUE (a)
                                                                  ----------------  ----------------
ASSETS:
Investments in shares of The Alger American Fund                   $            -    $            -
Investments in shares of Credit Suisse, Warburg Pincus Trust                    -                 -
Investment in shares of Dreyfus Investment Portfolios                           -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                              -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc                  -                 -
Investments in shares of Janus Aspen Series                                     -                 -
Investments in shares of Scudder Variable Series I                              -                 -
Investments in shares of Scudder Variable Series II                     4,805,834         2,147,798
Investment income receivable                                                    -                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                         1,038                 -
                                                                  ----------------  ----------------
    Total  assets                                                       4,806,872         2,147,798

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                 -
                                                                  ----------------  ----------------
    Net assets                                                     $    4,806,872    $    2,147,798
                                                                  ================  ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $    4,316,815    $    1,999,580
  Scudder Gateway Plus                                                    490,057           146,200
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                              -             2,018
                                                                  ----------------  ----------------
                                                                   $    4,806,872    $    2,147,798
                                                                  ================  ================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                  3,734,725         1,646,262
  Net asset value per unit, December 31, 2001                      $     1.155859    $     1.214618

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                    515,408           146,876
  Net asset value per unit, December 31, 2001                      $     0.950813    $     1.009138


                                                                       SCUDDER          SCUDDER
                                                                        GLOBAL         GOVERNMENT
                                                                    BLUE CHIP (a)    SECURITIES (a)
                                                                  ----------------  ----------------
ASSETS:
Investments in shares of The Alger American Fund                   $            -    $            -
Investments in shares of Credit Suisse, Warburg Pincus Trust                    -                 -
Investment in shares of Dreyfus Investment Portfolios                           -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                              -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc                  -                 -
Investments in shares of Janus Aspen Series                                     -                 -
Investments in shares of Scudder Variable Series I                              -                 -
Investments in shares of Scudder Variable Series II                       847,267         2,446,525
Investment income receivable                                                    -                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                 -
                                                                  ----------------  ----------------
    Total  assets                                                         847,267         2,446,525

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                 -
                                                                  ----------------  ----------------
    Net assets                                                     $      847,267    $    2,446,525
                                                                  ================  ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $      811,645    $    1,585,967
  Scudder Gateway Plus                                                     33,723           860,558
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                          1,899                 -
                                                                  ----------------  ----------------
                                                                   $      847,267    $    2,446,525
                                                                  ================  ================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                    785,075         1,300,600
  Net asset value per unit, December 31, 2001                      $     1.033845    $     1.219412

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                     37,525           839,562
  Net asset value per unit, December 31, 2001                      $     0.949287    $     1.025008


                                                                                         SCUDDER
                                                                       SCUDDER            HIGH
                                                                     GROWTH (a)         YIELD (a)
                                                                  ----------------  ----------------
ASSETS:
Investments in shares of The Alger American Fund                   $            -    $            -
Investments in shares of Credit Suisse, Warburg Pincus Trust                    -                 -
Investment in shares of Dreyfus Investment Portfolios                           -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                              -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc                  -                 -
Investments in shares of Janus Aspen Series                                     -                 -
Investments in shares of Scudder Variable Series I                              -                 -
Investments in shares of Scudder Variable Series II                     1,696,901         2,895,064
Investment income receivable                                                    -                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                 -
                                                                  ----------------  ----------------
    Total  assets                                                       1,696,901         2,895,064

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                 -
                                                                  ----------------  ----------------
    Net assets                                                     $    1,696,901    $    2,895,064
                                                                  ================  ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $    1,655,652    $    2,435,536
  Scudder Gateway Plus                                                     39,341           459,528
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                          1,908                 -
                                                                  ----------------  ----------------
                                                                   $    1,696,901    $    2,895,064
                                                                  ================  ================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                  1,813,657         2,641,440
  Net asset value per unit, December 31, 2001                      $     0.912881    $     0.922049

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                     43,236           465,803
  Net asset value per unit, December 31, 2001                      $     0.954037    $     0.986529


                                                                      SCUDDER            SCUDDER
                                                                   INTERNATIONAL       INVESTMENT
                                                                    RESEARCH (a)     GRADE BOND (a)
                                                                  ----------------  ----------------
ASSETS:
Investments in shares of The Alger American Fund                   $            -    $            -
Investments in shares of Credit Suisse, Warburg Pincus Trust                    -                 -
Investment in shares of Dreyfus Investment Portfolios                           -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                              -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc                  -                 -
Investments in shares of Janus Aspen Series                                     -                 -
Investments in shares of Scudder Variable Series I                              -                 -
Investments in shares of Scudder Variable Series II                       529,029         1,842,500
Investment income receivable                                                    -                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                 -
                                                                  ----------------  ----------------
    Total  assets                                                         529,029         1,842,500

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -               424
                                                                  ----------------  ----------------
    Net assets                                                     $      529,029    $    1,842,076
                                                                  ================  ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $      527,149    $    1,563,019
  Scudder Gateway Plus                                                          -           279,058
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                          1,879                 -
                                                                  ----------------  ----------------
                                                                   $      529,029    $    1,842,076
                                                                  ================  ================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                    620,941         1,340,794
  Net asset value per unit, December 31, 2001                      $     0.848952    $     1.165741

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                      2,000           274,780
  Net asset value per unit, December 31, 2001                      $     0.939680    $     1.015569


                                                                      SCUDDER            SCUDDER
                                                                       MONEY               NEW
                                                                     MARKET (a)        EUROPE (a)
                                                                  ----------------  ----------------
ASSETS:
Investments in shares of The Alger American Fund                   $            -    $            -
Investments in shares of Credit Suisse, Warburg Pincus Trust                    -                 -
Investment in shares of Dreyfus Investment Portfolios                           -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                              -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc                  -                 -
Investments in shares of Janus Aspen Series                                     -                 -
Investments in shares of Scudder Variable Series I                              -                 -
Investments in shares of Scudder Variable Series II                     7,558,066           464,622
Investment income receivable                                                5,402                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                 -
                                                                  ----------------  ----------------
    Total  assets                                                       7,563,468           464,622

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                 -
                                                                  ----------------  ----------------
    Net assets                                                     $    7,563,468    $      464,622
                                                                  ================  ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $    5,222,190    $      371,205
  Scudder Gateway Plus                                                  2,341,278            91,630
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                              -             1,787
                                                                  ----------------  ----------------
                                                                   $    7,563,468    $      464,622
                                                                  ================  ================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                  4,549,319           497,615
  Net asset value per unit, December 31, 2001                      $     1.147906    $     0.745971

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                  2,329,340           104,526
  Net asset value per unit, December 31, 2001                      $     1.005125    $     0.893717


                                                                       SCUDDER           SCUDDER
                                                                        SMALL             SMALL
                                                                   CAP GROWTH (a)     CAP VALUE (a)
                                                                  ----------------  ----------------
ASSETS:
Investments in shares of The Alger American Fund                   $            -    $            -
Investments in shares of Credit Suisse, Warburg Pincus Trust                    -                 -
Investment in shares of Dreyfus Investment Portfolios                           -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                              -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc                  -                 -
Investments in shares of Janus Aspen Series                                     -                 -
Investments in shares of Scudder Variable Series I                              -                 -
Investments in shares of Scudder Variable Series II                       763,687         1,648,392
Investment income receivable                                                    -                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                 -
                                                                  ----------------  ----------------
    Total  assets                                                         763,687         1,648,392

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                 -
                                                                  ----------------  ----------------
    Net assets                                                     $      763,687    $    1,648,392
                                                                  ================  ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $      711,981    $    1,228,884
  Scudder Gateway Plus                                                     49,846           419,508
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                          1,860                 -
                                                                  ----------------  ----------------
                                                                   $      763,687    $    1,648,392
                                                                  ================  ================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                    754,927         1,160,585
  Net asset value per unit, December 31, 2001                      $     0.943114    $     1.058849

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                     55,589           400,893
  Net asset value per unit, December 31, 2001                      $     0.930155    $     1.046435

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                      SCUDDER           SCUDDER
                                                                     STRATEGIC         TECHNOLOGY
                                                                     INCOME (a)        GROWTH (a)
                                                                  ----------------  ----------------
ASSETS:
Investments in shares of The Alger American Fund                   $            -    $            -
Investments in shares of Credit Suisse, Warburg Pincus Trust                    -                 -
Investment in shares of Dreyfus Investment Portfolios                           -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                              -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc                  -                 -
Investments in shares of Janus Aspen Series                                     -                 -
Investments in shares of Scudder Variable Series I                              -                 -
Investments in shares of Scudder Variable Series II                       805,934         2,499,672
Investment income receivable                                                    -                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                 -
                                                                  ----------------  ----------------
    Total  assets                                                         805,934         2,499,672

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                 -
                                                                  ----------------  ----------------
    Net assets                                                     $      805,934    $    2,499,672
                                                                  ================  ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $      373,343    $    1,713,351
  Scudder Gateway Plus                                                    432,591           786,321
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                              -                 -
                                                                  ----------------  ----------------
                                                                   $      805,934    $    2,499,672
                                                                  ================  ================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                    343,604         1,887,930
  Net asset value per unit, December 31, 2001                      $     1.086553    $     0.907529

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                    425,214           824,378
  Net asset value per unit, December 31, 2001                      $     1.017349    $     0.953835


                                                                                          SVS
                                                                       SCUDDER          DREMAN
                                                                        TOTAL          FINANCIAL
                                                                     RETURN (a)       SERVICES (a)
                                                                  ----------------  ----------------
ASSETS:
Investments in shares of The Alger American Fund                   $            -    $            -
Investments in shares of Credit Suisse, Warburg Pincus Trust                    -                 -
Investment in shares of Dreyfus Investment Portfolios                           -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                              -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc                  -                 -
Investments in shares of Janus Aspen Series                                     -                 -
Investments in shares of Scudder Variable Series I                              -                 -
Investments in shares of Scudder Variable Series II                     4,994,847           933,148
Investment income receivable                                                    -                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                           610                 -
                                                                  ----------------  ----------------
    Total  assets                                                       4,995,457           933,148

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                 -
                                                                  ----------------  ----------------
    Net assets                                                     $    4,995,457    $      933,148
                                                                  ================  ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $    4,540,329    $      704,669
  Scudder Gateway Plus                                                    453,149           226,517
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                          1,979             1,962
                                                                  ----------------  ----------------
                                                                   $    4,995,457    $      933,148
                                                                  ================  ================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                  3,918,745           568,392
  Net asset value per unit, December 31, 2001                      $     1.158618    $     1.239759

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                    459,952           232,963
  Net asset value per unit, December 31, 2001                      $     0.989512    $     0.980751


                                                                       SVS
                                                                      DREMAN              SVS
                                                                    HIGH RETURN         DYNAMIC
                                                                     EQUITY (a)         GROWTH
                                                                  ----------------  ----------------
ASSETS:
Investments in shares of The Alger American Fund                   $            -    $            -
Investments in shares of Credit Suisse, Warburg Pincus Trust                    -                 -
Investment in shares of Dreyfus Investment Portfolios                           -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                              -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc                  -                 -
Investments in shares of Janus Aspen Series                                     -                 -
Investments in shares of Scudder Variable Series I                              -                 -
Investments in shares of Scudder Variable Series II                     4,444,308            17,361
Investment income receivable                                                    -                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                 -
                                                                  ----------------  ----------------
    Total  assets                                                       4,444,308            17,361

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                 -
                                                                  ----------------  ----------------
    Net assets                                                     $    4,444,308    $       17,361
                                                                  ================  ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $    3,331,900    $            -
  Scudder Gateway Plus                                                  1,112,408            13,619
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                              -             3,742
                                                                  ----------------  ----------------
                                                                   $    4,444,308    $       17,361
                                                                  ================  ================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                  2,556,199             2,000
  Net asset value per unit, December 31, 2001                      $     1.303459    $     0.871670

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                  1,118,650            15,628
  Net asset value per unit, December 31, 2001                      $     0.994420    $     0.999334


                                                                        SVS               SVS
                                                                       FOCUS            FOCUSED
                                                                       VALUE+          LARGE CAP
                                                                     GROWTH (a)        GROWTH (a)
                                                                  ----------------  ----------------
ASSETS:
Investments in shares of The Alger American Fund                   $            -    $            -
Investments in shares of Credit Suisse, Warburg Pincus Trust                    -                 -
Investment in shares of Dreyfus Investment Portfolios                           -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                              -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc                  -                 -
Investments in shares of Janus Aspen Series                                     -                 -
Investments in shares of Scudder Variable Series I                              -                 -
Investments in shares of Scudder Variable Series II                     2,069,809           249,523
Investment income receivable                                                    -                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                         1,555                 -
                                                                  ----------------  ----------------
    Total  assets                                                       2,071,364           249,523

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                             -                 -
                                                                  ----------------  ----------------
    Net assets                                                     $    2,071,364    $      249,523
                                                                  ================  ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $    1,983,350    $      201,305
  Scudder Gateway Plus                                                     86,141            46,262
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                          1,873             1,956
                                                                  ----------------  ----------------
                                                                   $    2,071,364    $      249,523
                                                                  ================  ================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                  1,896,042           213,947
  Net asset value per unit, December 31, 2001                      $     1.046048    $     0.940910

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                     93,961            49,298
  Net asset value per unit, December 31, 2001                      $     0.936709    $     0.978101


                                                                          SVS
                                                                        GROWTH              SVS
                                                                          AND             GROWTH
                                                                      INCOME (a)     OPPORTUNITIES (a)
                                                                  -----------------  -----------------
ASSETS:
Investments in shares of The Alger American Fund                   $             -    $             -
Investments in shares of Credit Suisse, Warburg Pincus Trust                     -                  -
Investment in shares of Dreyfus Investment Portfolios                            -                  -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                               -                  -
Investment in shares of INVESCO Variable Investment Funds, Inc                   -                  -
Investments in shares of Janus Aspen Series                                      -                  -
Investments in shares of Scudder Variable Series I                               -                  -
Investments in shares of Scudder Variable Series II                      1,288,278          1,264,841
Investment income receivable                                                     -                  -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                              -                  -
                                                                  -----------------  -----------------
    Total  assets                                                        1,288,278          1,264,841

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                              -                  -
                                                                  -----------------  -----------------
    Net assets                                                     $     1,288,278    $     1,264,841
                                                                  =================  =================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $     1,047,960    $       995,665
  Scudder Gateway Plus                                                     238,394            269,176
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                           1,924                  -
                                                                  -----------------  -----------------
                                                                   $     1,288,278    $     1,264,841
                                                                  =================  =================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                   1,180,050          1,304,451
  Net asset value per unit, December 31, 2001                      $      0.888064    $      0.763282

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                     249,875            293,936
  Net asset value per unit, December 31, 2001                      $      0.961753    $      0.915764


                                                                         SVS                SVS
                                                                        INDEX             MID-CAP
                                                                       500 (a)            GROWTH
                                                                  -----------------  -----------------
ASSETS:
Investments in shares of The Alger American Fund                   $             -    $             -
Investments in shares of Credit Suisse, Warburg Pincus Trust                     -                  -
Investment in shares of Dreyfus Investment Portfolios                            -                  -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                               -                  -
Investment in shares of INVESCO Variable Investment Funds, Inc                   -                  -
Investments in shares of Janus Aspen Series                                      -                  -
Investments in shares of Scudder Variable Series I                               -                  -
Investments in shares of Scudder Variable Series II                      1,892,038            135,769
Investment income receivable                                                     -                  -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                              -                  -
                                                                  -----------------  -----------------
    Total  assets                                                        1,892,038            135,769

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                              -                  -
                                                                  -----------------  -----------------
    Net assets                                                     $     1,892,038    $       135,769
                                                                  =================  =================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $     1,489,385    $             -
  Scudder Gateway Plus                                                     402,653            132,083
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                               -              3,686
                                                                  -----------------  -----------------
                                                                   $     1,892,038    $       135,769
                                                                  =================  =================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                   1,773,614              2,000
  Net asset value per unit, December 31, 2001                      $      0.839746    $      0.874590

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                     415,158            138,401
  Net asset value per unit, December 31, 2001                      $      0.969879    $      0.968348


                                                                         SVS
                                                                      STRATEGIC
                                                                        EQUITY
                                                                  -----------------
ASSETS:
Investments in shares of The Alger American Fund                   $             -
Investments in shares of Credit Suisse, Warburg Pincus Trust                     -
Investment in shares of Dreyfus Investment Portfolios                            -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                               -
Investment in shares of INVESCO Variable Investment Funds, Inc                   -
Investments in shares of Janus Aspen Series                                      -
Investments in shares of Scudder Variable Series I                               -
Investments in shares of Scudder Variable Series II                         35,245
Investment income receivable                                                     -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                              -
                                                                  -----------------
    Total  assets                                                           35,245

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                              -
                                                                  -----------------
    Net assets                                                     $        35,245
                                                                  =================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $             -
  Scudder Gateway Plus                                                      31,809
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                           3,436
                                                                  -----------------
                                                                   $        35,245
                                                                  =================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                       2,000
  Net asset value per unit, December 31, 2001                      $      0.752645

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                      34,937
  Net asset value per unit, December 31, 2001                      $      0.965727

                                                                          SVS
                                                                       VENTURE
                                                                        VALUE
                                                                  -----------------
ASSETS:
Investments in shares of The Alger American Fund                   $             -
Investments in shares of Credit Suisse, Warburg Pincus Trust                     -
Investment in shares of Dreyfus Investment Portfolios                            -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc                                                               -
Investment in shares of INVESCO Variable Investment Funds, Inc                   -
Investments in shares of Janus Aspen Series                                      -
Investments in shares of Scudder Variable Series I                               -
Investments in shares of Scudder Variable Series II                        525,731
Investment income receivable                                                     -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                              -
                                                                  -----------------
    Total  assets                                                          525,731

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                              -
                                                                  -----------------
    Net assets                                                     $       525,731
                                                                  =================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor and Gateway Elite                        $       117,301
  Scudder Gateway Plus                                                     406,548
  Value of investment by First Allmerica Financial Life
      Insurance  Company (Sponsor)                                           1,882
                                                                  -----------------
                                                                   $       525,731
                                                                  =================

Scudder Gateway Advisor and Gateway Elite :
  Units outstanding, December 31, 2001                                     126,650
  Net asset value per unit, December 31, 2001                      $      0.941041

Scudder Gateway Plus :
  Units outstanding, December 31, 2001                                     413,915
  Net asset value per unit, December 31, 2001                      $      0.982201

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                                   CREDIT
                                                                                    ALGER          CREDIT          SUISSE
                                                                    ALGER         AMERICAN         SUISSE          GLOBAL
                                                                  AMERICAN        LEVERAGED       EMERGING      POST-VENTURE
                                                                  BALANCED         ALLCAP         MARKETS          CAPITAL
                                                               -------------   -------------   -------------   -------------
INVESTMENT INCOME:
  Dividends                                                     $    10,006     $        -      $        -      $        -
                                                               -------------   -------------   -------------   -------------

EXPENSES:
SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE :
  Mortality and expense risk fees                                     9,206           4,854             394              62
  Administrative expense fees                                         1,105             582              48               7
                                                               -------------   -------------   -------------   -------------
    Total expenses                                                   10,311           5,436             442              69
                                                               -------------   -------------   -------------   -------------

SCUDDER GATEWAY PLUS :
  Mortality and expense risk fees                                     2,008             188              15              13
  Administrative expense fees                                           215              20               2               1
                                                               -------------   -------------   -------------   -------------
    Total expenses                                                    2,223             208              17              14
                                                               -------------   -------------   -------------   -------------

           Total expenses                                            12,534           5,644             459              83
                                                               -------------   -------------   -------------   -------------
    Net investment income (loss)                                     (2,528)         (5,644)           (459)            (83)
                                                               -------------   -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                 12,179          14,262               -               -
  Net realized gain (loss) from sales of investments                 (1,824)        (19,737)           (187)           (459)
                                                               -------------   -------------   -------------   -------------
    Net realized gain (loss)                                         10,355          (5,475)           (187)           (459)
  Net unrealized gain (loss)                                        (17,552)        (51,416)         (1,030)         (1,320)
                                                               -------------   -------------   -------------   -------------
    Net realized and unrealized gain (loss)                          (7,197)        (56,891)         (1,217)         (1,779)
                                                               -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations       $    (9,725)    $   (62,535)    $    (1,676)    $    (1,862)
                                                               =============   =============   =============   =============


                                                                                   DREYFUS
                                                                                  SOCIALLY       INVESCO
                                                                   DREYFUS      RESPONSIBLE        VIF          JANUS ASPEN
                                                                MIDCAP STOCK       GROWTH       UTILITIES*        GROWTH
                                                               -------------   -------------   -------------   -------------
INVESTMENT INCOME:
  Dividends                                                     $     2,178     $       524     $       657     $         1
                                                               -------------   -------------   -------------   -------------

EXPENSES:
SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE :
  Mortality and expense risk fees                                    10,362           9,244             109              23
  Administrative expense fees                                         1,243           1,109              13               2
                                                               -------------   -------------   -------------   -------------
    Total expenses                                                   11,605          10,353             122              25
                                                               -------------   -------------   -------------   -------------

SCUDDER GATEWAY PLUS :
  Mortality and expense risk fees                                       453              38             260               -
  Administrative expense fees                                            49               4              27               -
                                                               -------------   -------------   -------------   -------------
    Total expenses                                                      502              42             287               -
                                                               -------------   -------------   -------------   -------------

           Total expenses                                            12,107          10,395             409              25
                                                               -------------   -------------   -------------   -------------
    Net investment income (loss)                                     (9,929)         (9,871)            248             (24)
                                                               -------------   -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      -               -             678               3
  Net realized gain (loss) from sales of investments                 (6,340)        (23,948)           (598)             (6)
                                                               -------------   -------------   -------------   -------------
    Net realized gain (loss)                                         (6,340)        (23,948)             80              (3)
  Net unrealized gain (loss)                                         13,997        (169,059)         (3,851)           (507)
                                                               -------------   -------------   -------------   -------------
    Net realized and unrealized gain (loss)                           7,657        (193,007)         (3,771)           (510)
                                                               -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations       $    (2,272)    $  (202,878)    $    (3,523)    $      (534)
                                                               =============   =============   =============   =============


                                                                                  SCUDDER
                                                                                    21ST          SCUDDER         SCUDDER
                                                                JANUS ASPEN       CENTURY         CAPITAL          GLOBAL
                                                                GROWTH AND        GROWTH          GROWTH         DISCOVERY
                                                                  INCOME          CLASS A         CLASS A         CLASS A
                                                               -------------   -------------   -------------   -------------
INVESTMENT INCOME:
  Dividends                                                     $        30     $         -     $     2,373     $         -
                                                               -------------   -------------   -------------   -------------

EXPENSES:
SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE :
  Mortality and expense risk fees                                        27           2,477           8,615           7,952
  Administrative expense fees                                             3             297           1,034             954
                                                               -------------   -------------   -------------   -------------
    Total expenses                                                       30           2,774           9,649           8,906
                                                               -------------   -------------   -------------   -------------

SCUDDER GATEWAY PLUS :
  Mortality and expense risk fees                                         -              90             287              90
  Administrative expense fees                                             -              10              31              10
                                                               -------------   -------------   -------------   -------------
    Total expenses                                                        -             100             318             100
                                                               -------------   -------------   -------------   -------------

           Total expenses                                                30           2,874           9,967           9,006
                                                               -------------   -------------   -------------   -------------
    Net investment income (loss)                                          -          (2,874)         (7,594)         (9,006)
                                                               -------------   -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      -               -          75,134           6,871
  Net realized gain (loss) from sales of investments                      1         (13,209)       (116,419)          8,124
                                                               -------------   -------------   -------------   -------------
    Net realized gain (loss)                                              1         (13,209)        (41,285)         14,995
  Net unrealized gain (loss)                                           (349)        (23,454)       (116,665)         57,461
                                                               -------------   -------------   -------------   -------------
    Net realized and unrealized gain (loss)                            (348)        (36,663)       (157,950)         72,456
                                                               -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations       $      (348)    $   (39,537)    $  (165,544)    $    63,450
                                                               =============   =============   =============   =============


                                                                  SCUDDER         SCUDDER
                                                                 GROWTH AND        HEALTH         SCUDDER         SCUDDER
                                                                  INCOME          SCIENCES     INTERNATIONAL    AGGRESSIVE
                                                                  CLASS A         CLASS A*        CLASS A       GROWTH (a)
                                                               -------------   -------------   -------------   -------------
INVESTMENT INCOME:
  Dividends                                                     $    10,665     $         -     $     2,865     $     4,995
                                                               -------------   -------------   -------------   -------------

EXPENSES:
SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE :
  Mortality and expense risk fees                                    11,176             115          13,961           6,311
  Administrative expense fees                                         1,341              14           1,675             757
                                                               -------------   -------------   -------------   -------------
    Total expenses                                                   12,517             129          15,636           7,068
                                                               -------------   -------------   -------------   -------------

SCUDDER GATEWAY PLUS :
  Mortality and expense risk fees                                       447             289             144             264
  Administrative expense fees                                            48              31              15              28
                                                               -------------   -------------   -------------   -------------
    Total expenses                                                      495             320             159             292
                                                               -------------   -------------   -------------   -------------

           Total expenses                                            13,012             449          15,795           7,360
                                                               -------------   -------------   -------------   -------------
    Net investment income (loss)                                     (2,347)           (449)        (12,930)         (2,365)
                                                               -------------   -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                 20,125               -         134,306               -
  Net realized gain (loss) from sales of investments                (42,334)              7        (277,100)        (37,202)
                                                               -------------   -------------   -------------   -------------
    Net realized gain (loss)                                        (22,209)              7        (142,794)        (37,202)
  Net unrealized gain (loss)                                        (91,366)          6,184          78,933         (94,000)
                                                               -------------   -------------   -------------   -------------
    Net realized and unrealized gain (loss)                        (113,575)          6,191         (63,861)       (131,202)
                                                               -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations       $  (115,922)    $     5,742     $   (76,791)    $  (133,567)
                                                               =============   =============   =============   =============


                                                                 SCUDDER
                                                                   BLUE
                                                                 CHIP (a)
                                                               -------------
INVESTMENT INCOME:
  Dividends                                                     $    20,605
                                                               -------------

EXPENSES:
SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE :
  Mortality and expense risk fees                                    57,215
  Administrative expense fees                                         6,866
                                                               -------------
    Total expenses                                                   64,081
                                                               -------------

SCUDDER GATEWAY PLUS :
  Mortality and expense risk fees                                       951
  Administrative expense fees                                           102
                                                               -------------
    Total expenses                                                    1,053
                                                               -------------

           Total expenses                                            65,134
                                                               -------------
    Net investment income (loss)                                    (44,529)
                                                               -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      -
  Net realized gain (loss) from sales of investments                (59,121)
                                                               -------------
    Net realized gain (loss)                                        (59,121)
  Net unrealized gain (loss)                                       (784,621)
                                                               -------------
    Net realized and unrealized gain (loss)                        (843,742)
                                                               -------------
    Net increase (decrease) in net assets from operations       $  (888,271)
                                                               =============

* For the period 5/1/01 to 12/31/01.
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                  SCUDDER         SCUDDER          SCUDDER
                                                                CONTRARIAN        GLOBAL         GOVERNMENT
                                                                 VALUE (a)     BLUE CHIP (a)   SECURITIES (a)
                                                               -------------   -------------   --------------
INVESTMENT INCOME:
  Dividends                                                     $    36,749     $         -     $     31,831
                                                               -------------   -------------   --------------

EXPENSES:
SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE :
  Mortality and expense risk fees                                    25,261          10,445           14,050
  Administrative expense fees                                         3,031           1,253            1,686
                                                               -------------   -------------   --------------
    Total expenses                                                   28,292          11,698           15,736
                                                               -------------   -------------   --------------

SCUDDER GATEWAY PLUS :
  Mortality and expense risk fees                                       340              97            2,466
  Administrative expense fees                                            36              10              264
                                                               -------------   -------------   --------------
    Total expenses                                                      376             107            2,730
                                                               -------------   -------------   --------------

           Total expenses                                            28,668          11,805           18,466
                                                               -------------   -------------   --------------
    Net investment income (loss)                                      8,081         (11,805)          13,365
                                                               -------------   -------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      -          26,266                -
  Net realized gain (loss) from sales of investments                (33,009)        (13,790)           3,625
                                                               -------------   -------------   --------------
    Net realized gain (loss)                                        (33,009)         12,476            3,625
  Net unrealized gain (loss)                                         41,648        (155,807)          40,099
                                                               -------------   -------------   --------------
    Net realized and unrealized gain (loss)                           8,639        (143,331)          43,724
                                                               -------------   -------------   --------------
    Net increase (decrease) in net assets from operations       $    16,720     $  (155,136)    $     57,089
                                                               =============   =============   =============


                                                                                  SCUDDER         SCUDDER         SCUDDER
                                                                  SCUDDER          HIGH        INTERNATIONAL     INVESTMENT
                                                                 GROWTH (a)      YIELD (a)      RESEARCH (a)   GRADE BOND (a)
                                                               -------------   -------------   -------------   --------------
INVESTMENT INCOME:
  Dividends                                                     $         -     $   331,062     $     5,207     $     53,917
                                                               -------------   -------------   -------------   --------------

EXPENSES:
SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE :
  Mortality and expense risk fees                                    23,173          31,367           8,252           15,471
  Administrative expense fees                                         2,781           3,765             991            1,857
                                                               -------------   -------------   -------------   --------------
    Total expenses                                                   25,954          35,132           9,243           17,328
                                                               -------------   -------------   -------------   --------------

SCUDDER GATEWAY PLUS :
  Mortality and expense risk fees                                        92             933              13              735
  Administrative expense fees                                            10              99               1               78
                                                               -------------   -------------   -------------   --------------
    Total expenses                                                      102           1,032              14              813
                                                               -------------   -------------   -------------   --------------

           Total expenses                                            26,056          36,164           9,257           18,141
                                                               -------------   -------------   -------------   --------------
    Net investment income (loss)                                    (26,056)        294,898          (4,050)          35,776
                                                               -------------   -------------   -------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                173,717               -         103,090                -
  Net realized gain (loss) from sales of investments               (117,667)       (195,153)       (369,998)           1,406
                                                               -------------   -------------   -------------   --------------
    Net realized gain (loss)                                         56,050        (195,153)       (266,908)           1,406
  Net unrealized gain (loss)                                       (550,599)        (90,525)        113,453            5,878
                                                               -------------   -------------   -------------   --------------
    Net realized and unrealized gain (loss)                        (494,549)       (285,678)       (153,455)           7,284
                                                               -------------   -------------   -------------   --------------
    Net increase (decrease) in net assets from operations       $  (520,605)    $     9,220     $  (157,505)    $     43,060
                                                               =============   =============   =============   ==============


                                                                  SCUDDER        SCUDDER          SCUDDER          SCUDDER
                                                                   MONEY           NEW             SMALL           SMALL
                                                                 MARKET (a)     EUROPE (a)     CAP GROWTH (a)   CAP VALUE (a)
                                                               -------------   -------------   --------------   -------------
INVESTMENT INCOME:
  Dividends                                                     $   122,000     $    10,923     $          -     $         -
                                                               -------------   -------------   --------------   -------------

EXPENSES:
SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE :
  Mortality and expense risk fees                                    43,378           5,446            9,660          11,893
  Administrative expense fees                                         5,205             653            1,159           1,427
                                                               -------------   -------------   --------------   -------------
    Total expenses                                                   48,583           6,099           10,819          13,320
                                                               -------------   -------------   --------------   -------------

SCUDDER GATEWAY PLUS :
  Mortality and expense risk fees                                     6,613             245              115             720
  Administrative expense fees                                           709              26               12              77
                                                               -------------   -------------   --------------   -------------
    Total expenses                                                    7,322             271              127             798
                                                               -------------   -------------   --------------   -------------

           Total expenses                                            55,905           6,370           10,946          14,118
                                                               -------------   -------------   --------------   -------------
    Net investment income (loss)                                     66,095           4,553          (10,946)        (14,118)
                                                               -------------   -------------   --------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      -               -          109,570               -
  Net realized gain (loss) from sales of investments                      -         (17,742)         (81,632)         14,726
                                                               -------------   -------------   --------------   -------------
    Net realized gain (loss)                                              -         (17,742)          27,938          14,726
  Net unrealized gain (loss)                                              -        (153,169)        (322,430)        178,386
                                                               -------------   -------------   --------------   -------------
    Net realized and unrealized gain (loss)                               -        (170,911)        (294,492)        193,112
                                                               -------------   -------------   --------------   -------------
    Net increase (decrease) in net assets from operations       $    66,095     $  (166,358)    $   (305,438)    $   178,994
                                                               =============   =============   ==============   =============


                                                                                                                    SVS
                                                                  SCUDDER         SCUDDER         SCUDDER          DREMAN
                                                                 STRATEGIC       TECHNOLOGY        TOTAL          FINANCIAL
                                                                 INCOME (a)      GROWTH (a)      RETURN (a)      SERVICES (a)
                                                               -------------   -------------   --------------   -------------
INVESTMENT INCOME:
  Dividends                                                     $     1,738     $     3,776     $   116,342      $     7,606
                                                               -------------   -------------   --------------   -------------

EXPENSES:
SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE :
  Mortality and expense risk fees                                     2,785          24,915           54,356           8,510
  Administrative expense fees                                           334           2,990            6,522           1,021
                                                               -------------   -------------   --------------   -------------
    Total expenses                                                    3,119          27,905           60,878           9,531
                                                               -------------   -------------   --------------   -------------

SCUDDER GATEWAY PLUS :
  Mortality and expense risk fees                                       831           3,126              971             332
  Administrative expense fees                                            89             335              104              36
                                                               -------------   -------------   --------------   -------------
    Total expenses                                                      920           3,461            1,075             368
                                                               -------------   -------------   --------------   -------------

           Total expenses                                             4,039          31,366           61,953           9,899
                                                               -------------   -------------   --------------   -------------
    Net investment income (loss)                                     (2,301)        (27,590)          54,389          (2,293)
                                                               -------------   -------------   --------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      -               -          138,156           2,925
  Net realized gain (loss) from sales of investments                    319        (412,652)         (58,730)          4,600
                                                               -------------   -------------   --------------   -------------
    Net realized gain (loss)                                            319        (412,652)          79,426           7,525
  Net unrealized gain (loss)                                          9,307        (476,028)        (461,704)        (42,913)
                                                               -------------   -------------   --------------   -------------
    Net realized and unrealized gain (loss)                           9,626        (888,680)        (382,278)        (35,388)
                                                               -------------   -------------   --------------   -------------
    Net increase (decrease) in net assets from operations       $     7,325     $  (916,270)    $   (327,889)    $   (37,681)
                                                               =============   =============   ==============   =============

* For the period 5/1/01 to 12/31/01.
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                    SVS                             SVS              SVS
                                                                   DREMAN            SVS           FOCUS           FOCUSED
                                                                HIGH RETURN        DYNAMIC         VALUE+         LARGE CAP
                                                                 EQUITY (a)        GROWTH*       GROWTH (a)       GROWTH (a)
                                                               -------------   -------------   --------------   -------------
INVESTMENT INCOME:
  Dividends                                                     $    30,705     $         -     $     13,796     $         -
                                                               -------------   -------------   --------------   -------------

EXPENSES:
SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE :
  Mortality and expense risk fees                                    35,444              14           25,939           1,581
  Administrative expense fees                                         4,253               2            3,112             189
                                                               -------------   -------------   --------------   -------------
    Total expenses                                                   39,697              16           29,051           1,770
                                                               -------------   -------------   --------------   -------------

SCUDDER GATEWAY PLUS :
  Mortality and expense risk fees                                     2,794              47              104              58
  Administrative expense fees                                           300               5               11               6
                                                               -------------   -------------   --------------   -------------
    Total expenses                                                    3,094              52              115              64
                                                               -------------   -------------   --------------   -------------

           Total expenses                                            42,791              68           29,166           1,834
                                                               -------------   -------------   --------------   -------------
    Net investment income (loss)                                    (12,086)            (68)         (15,370)         (1,834)
                                                               -------------   -------------   --------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      -               -          144,860               -
  Net realized gain (loss) from sales of investments                 16,144               -          (20,197)         (2,356)
                                                               -------------   -------------   --------------   -------------
    Net realized gain (loss)                                         16,144               -          124,663          (2,356)
  Net unrealized gain (loss)                                          8,295           1,268         (454,034)        (21,340)
                                                               -------------   -------------   --------------   -------------
    Net realized and unrealized gain (loss)                          24,439           1,268         (329,371)        (23,696)
                                                               -------------   -------------   --------------   -------------
    Net increase (decrease) in net assets from operations       $    12,353     $     1,200     $   (344,741)    $   (25,530)
                                                               =============   =============   ==============   =============


                                                                   SVS
                                                                 GROWTH             SVS                  SVS                SVS
                                                                   AND             GROWTH               INDEX             MID-CAP
                                                               INCOME (a)     OPPORTUNITIES (a)        500 (a)            GROWTH*
                                                            ---------------   -----------------   ----------------   ---------------
INVESTMENT INCOME:
  Dividends                                                  $       5,675     $             -     $        5,935     $           -
                                                            ---------------   -----------------   ----------------   ---------------

EXPENSES:
SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE :
  Mortality and expense risk fees                                   11,267              13,157             16,325                15
  Administrative expense fees                                        1,352               1,579              1,959                 2
                                                            ---------------   -----------------   ----------------   ---------------
    Total expenses                                                  12,619              14,736             18,284                17
                                                            ---------------   -----------------   ----------------   ---------------

SCUDDER GATEWAY PLUS :
  Mortality and expense risk fees                                      469                 461              1,036               246
  Administrative expense fees                                           50                  50                111                26
                                                            ---------------   -----------------   ----------------   ---------------
    Total expenses                                                     519                 511              1,147               272
                                                            ---------------   -----------------   ----------------   ---------------

           Total expenses                                           13,138              15,247             19,431               289
                                                            ---------------   -----------------   ----------------   ---------------
    Net investment income (loss)                                    (7,463)            (15,247)           (13,496)             (289)
                                                            ---------------   -----------------   ----------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -                   -                  -                 -
  Net realized gain (loss) from sales of investments               (32,273)            (88,063)           (20,480)               47
                                                            ---------------   -----------------   ----------------   ---------------
    Net realized gain (loss)                                       (32,273)            (88,063)           (20,480)               47
  Net unrealized gain (loss)                                       (88,675)           (223,591)          (114,212)            9,564
                                                            ---------------   -----------------   ----------------   ---------------
    Net realized and unrealized gain (loss)                       (120,948)           (311,654)          (134,692)            9,611
                                                            ---------------   -----------------   ----------------   ---------------
    Net increase (decrease) in net assets from operations    $    (128,411)    $      (326,901)    $     (148,188)    $       9,322
                                                            ===============   =================   ================   ===============


                                                                    SVS             SVS
                                                                 STRATEGIC        VENTURE
                                                                  EQUITY*          VALUE*       HORIZON 5 (b)   HORIZON 10+ (b)
                                                               -------------   -------------   --------------   ---------------
INVESTMENT INCOME:
  Dividends                                                     $         -     $         -     $     13,265     $      35,600
                                                               -------------   -------------   --------------   ---------------

EXPENSES:
SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE :
  Mortality and expense risk fees                                        13             342            1,021             3,573
  Administrative expense fees                                             2              41              122               428
                                                               -------------   -------------   --------------   ---------------
    Total expenses                                                       15             383            1,143             4,001
                                                               -------------   -------------   --------------   ---------------

SCUDDER GATEWAY PLUS :
  Mortality and expense risk fees                                        57             707                -                 -
  Administrative expense fees                                             6              76                -                 -
                                                               -------------   -------------   --------------   ---------------
    Total expenses                                                       63             783                -                 -
                                                               -------------   -------------   --------------   ---------------

           Total expenses                                                78           1,166            1,143             4,001
                                                               -------------   -------------   --------------   ---------------
    Net investment income (loss)                                        (78)         (1,166)          12,122            31,599
                                                               -------------   -------------   --------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      -               -            2,010            41,185
  Net realized gain (loss) from sales of investments                    (10)           (111)         (19,836)         (142,521)
                                                               -------------   -------------   --------------   ---------------
    Net realized gain (loss)                                            (10)           (111)         (17,826)         (101,336)
  Net unrealized gain (loss)                                         (1,672)         22,395            4,904            56,902
                                                               -------------   -------------   --------------   ---------------
    Net realized and unrealized gain (loss)                          (1,682)         22,284          (12,922)          (44,434)
                                                               -------------   -------------   --------------   ---------------
    Net increase (decrease) in net assets from operations       $    (1,760)    $    21,118     $       (800)    $     (12,835)
                                                               =============   =============   ==============   ===============


                                                               HORIZON 20+ (b)
                                                               ---------------
INVESTMENT INCOME:
  Dividends                                                     $       2,023
                                                               ---------------

EXPENSES:
SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE :
  Mortality and expense risk fees                                         259
  Administrative expense fees                                              31
                                                               ---------------
    Total expenses                                                        290
                                                               ---------------

SCUDDER GATEWAY PLUS :
  Mortality and expense risk fees                                           -
  Administrative expense fees                                               -
                                                               ---------------
    Total expenses                                                          -
                                                               ---------------

           Total expenses                                                 290
                                                               ---------------
    Net investment income (loss)                                        1,733
                                                               ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                    3,267
  Net realized gain (loss) from sales of investments                  (16,587)
                                                               ---------------
    Net realized gain (loss)                                          (13,320)
  Net unrealized gain (loss)                                           10,049
                                                               ---------------
    Net realized and unrealized gain (loss)                            (3,271)
                                                               ---------------
    Net increase (decrease) in net assets from operations       $      (1,538)
                                                               ===============

* For the period 5/1/01 to 12/31/01.
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                               ALGER
                                                                              ALGER                          AMERICAN
                                                                          AMERICAN BALANCED              LEVERAGED ALLCAP
                                                                       YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                     ----------------------------    -----------------------------
                                                                         2001            2000            2001            2000
                                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $   (2,528)     $   (1,758)     $   (5,644)     $   (3,096)
    Net realized gain (loss)                                               10,355           5,968          (5,475)          7,233
    Net unrealized gain (loss)                                            (17,552)        (29,807)        (51,416)       (117,515)
                                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from operations                  (9,725)        (25,597)        (62,535)       (113,378)
                                                                     --------------  --------------  --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 767,564         328,943         199,327         311,512
    Withdrawals                                                           (41,501)         (3,054)        (47,545)        (33,433)
    Contract benefits                                                     (10,965)           (503)         (8,851)           (490)
    Contract charges                                                         (149)            (15)           (170)            (65)
    Transfers between sub-accounts (including fixed account), net         137,552          96,019          51,432         151,606
    Other transfers from (to) the General Account                         618,312          29,192          40,982           7,597
    Net increase (decrease) in investment by Sponsor                            -          (2,227)          2,000          (2,324)
                                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions    1,470,813         448,355         237,175         434,403
                                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                               1,461,088         422,758         174,640         321,025

NET ASSETS:
  Beginning of year                                                       424,874           2,116         350,206          29,181
                                                                     --------------  --------------  --------------  --------------
  End of year                                                          $1,885,962      $  424,874      $  524,846      $  350,206
                                                                     ==============  ==============  ==============  ==============
                                                                                 CREDIT                      CREDIT SUISSE
                                                                                 SUISSE                   GLOBAL POST-VENTURE
                                                                            EMERGING MARKETS                    CAPITAL
                                                                      YEAR ENDED     PERIOD FROM      YEAR ENDED    PERIOD FROM
                                                                       12/31/01  5/1/00* TO 12/31/00   12/31/01  5/1/00* TO 12/31/00
                                                                     ----------- ------------------- ----------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $     (459)     $     (188)      $      (83)     $      (44)
    Net realized gain (loss)                                                 (187)            902             (459)            703
    Net unrealized gain (loss)                                             (1,030)         (9,371)          (1,320)         (2,659)
                                                                     --------------  --------------   --------------  --------------
    Net increase (decrease) in net assets from operations                  (1,676)         (8,657)          (1,862)         (2,000)
                                                                     --------------  --------------   --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  32,145          30,000                -           5,838
    Withdrawals                                                                 -               -             (620)           (171)
    Contract benefits                                                           -               -                -               -
    Contract charges                                                           (6)              -               (2)              -
    Transfers between sub-accounts (including fixed account), net              22               -                -               -
    Other transfers from (to) the General Account                          17,099             973            1,158               -
    Net increase (decrease) in investment by Sponsor                        2,000           2,000            2,000           2,000
                                                                     --------------  --------------   --------------  --------------
    Net increase (decrease) in net assets from contract transactions       51,260          32,973            2,536           7,667
                                                                     --------------  --------------   --------------  --------------
    Net increase (decrease) in net assets                                  49,584          24,316              674           5,667

NET ASSETS:
  Beginning of year                                                        24,316               -            5,667               -
                                                                     --------------  --------------   --------------  --------------
  End of year                                                          $   73,900      $   24,316       $    6,341      $    5,667
                                                                     ==============  ==============   ==============  ==============
                                                                                                                DREYFUS
                                                                                                               SOCIALLY
                                                                          DREYFUS MIDCAP STOCK             RESPONSIBLE GROWTH
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      ----------------------------    -----------------------------
                                                                         2001            2000             2001            2000
                                                                      ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $   (9,929)     $   (1,672)     $   (9,871)     $    1,578
    Net realized gain (loss)                                                (6,340)          7,582         (23,948)            853
    Net unrealized gain (loss)                                              13,997         (11,462)       (169,059)        (86,841)
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from operations                   (2,272)         (5,552)       (202,878)        (84,410)
                                                                      --------------  --------------  --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  455,487         394,766         159,760         820,331
    Withdrawals                                                            (71,828)        (13,223)        (14,044)        (46,724)
    Contract benefits                                                      (13,322)           (524)              -               -
    Contract charges                                                          (198)            (18)           (285)             (3)
    Transfers between sub-accounts (including fixed account), net          205,247         129,261         (24,436)          4,000
    Other transfers from (to) the General Account                          250,485          23,296         124,204          27,866
    Net increase (decrease) in investment by Sponsor                            71          (2,488)          2,000          (2,442)
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions       825,942         531,070         247,199         803,028
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                                  823,670         525,518          44,321         718,618

NET ASSETS:
  Beginning of year                                                        529,893           4,375         720,963           2,345
                                                                      --------------  --------------  --------------  --------------
  End of year                                                           $1,353,563      $  529,893      $  765,284      $  720,963
                                                                      ==============  ==============  ==============  ==============

* Date of initial investment
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                         INVESCO             JANUS ASPEN GROWTH
                                                                      VIF UTILITIES        YEAR ENDED DECEMBER 31,
                                                                       PERIOD FROM     ----------------------------
                                                                   5/1/01* TO 12/31/01     2001            2000
                                                                   ------------------- ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                         $      248      $      (24)     $       24
    Net realized gain (loss)                                                     80              (3)            141
    Net unrealized gain (loss)                                               (3,851)           (507)           (552)
                                                                       --------------  --------------  --------------
    Net increase (decrease) in net assets from operations                    (3,523)           (534)           (387)
                                                                       --------------  --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    51,260               -               -
    Withdrawals                                                              (5,731)              -               -
    Contract benefits                                                             -               -               -
    Contract charges                                                              -               -               -
    Transfers between sub-accounts (including fixed account), net            77,337               -               -
    Other transfers from (to) the General Account                             7,533               -               -
    Net increase (decrease) in investment by Sponsor                          4,000               -               -
                                                                       --------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions        134,399               -               -
                                                                       --------------  --------------  --------------
    Net increase (decrease) in net assets                                   130,876            (534)           (387)

NET ASSETS:
  Beginning of year                                                               -           2,068           2,455
                                                                       --------------  --------------  --------------
  End of year                                                            $  130,876      $    1,534      $    2,068
                                                                       ==============  ==============  ==============
                                                                                JANUS ASPEN
                                                                             GROWTH AND INCOME                 SCUDDER 21ST
                                                                          YEAR ENDED DECEMBER 31,         CENTURY GROWTH CLASS A
                                                                       ----------------------------   YEAR ENDED      PERIOD FROM
                                                                           2001            2000        12/31/01  5/1/00* TO 12/31/00
                                                                       ------------    ------------  ----------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                         $        -      $       26     $  (2,874)     $     (212)
    Net realized gain (loss)                                                      1              10       (13,209)           (204)
    Net unrealized gain (loss)                                                 (349)           (466)      (23,454)        (10,620)
                                                                       --------------  -------------- -------------  --------------
    Net increase (decrease) in net assets from operations                      (348)           (430)      (39,537)        (11,036)
                                                                       --------------  -------------- -------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                         -               -       132,110          70,897
    Withdrawals                                                                   -               -        (2,241)              -
    Contract benefits                                                             -               -             -               -
    Contract charges                                                              -               -           (32)              -
    Transfers between sub-accounts (including fixed account), net                 -               -       (25,878)         28,741
    Other transfers from (to) the General Account                                 -               -       117,564          11,605
    Net increase (decrease) in investment by Sponsor                              -               -         2,000             427
                                                                       --------------  -------------- -------------  --------------
    Net increase (decrease) in net assets from contract transactions              -               -       223,523         111,670
                                                                       --------------  -------------- -------------  --------------
    Net increase (decrease) in net assets                                      (348)           (430)      183,986         100,634

NET ASSETS:
  Beginning of year                                                           2,383           2,813       100,634               -
                                                                       --------------  -------------- -------------  --------------
  End of year                                                            $    2,035      $    2,383     $ 284,620      $  100,634
                                                                       ==============  ============== =============   =============
                                                                               SCUDDER
                                                                               CAPITAL
                                                                            GROWTH CLASS A
                                                                        YEAR ENDED DECEMBER 31,
                                                                      ----------------------------
                                                                         2001            2000
                                                                      ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $   (7,594)     $  (16,659)
    Net realized gain (loss)                                               (41,285)        221,062
    Net unrealized gain (loss)                                            (116,665)       (326,973)
                                                                      --------------  --------------
    Net increase (decrease) in net assets from operations                 (165,544)       (122,570)
                                                                      --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  234,430         234,952
    Withdrawals                                                           (238,728)       (114,763)
    Contract benefits                                                            -        (149,772)
    Contract charges                                                          (105)           (115)
    Transfers between sub-accounts (including fixed account), net           69,457         (37,206)
    Other transfers from (to) the General Account                         (118,013)        (17,981)
    Net increase (decrease) in investment by Sponsor                         2,000               -
                                                                      --------------  --------------
    Net increase (decrease) in net assets from contract transactions       (50,959)        (84,885)
                                                                      --------------  --------------
    Net increase (decrease) in net assets                                 (216,503)       (207,455)

NET ASSETS:
  Beginning of year                                                      1,116,859       1,324,314
                                                                      --------------  --------------
  End of year                                                           $  900,356     $ 1,116,859
                                                                      ==============  ==============

* Date of initial investment
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                   SCUDDER
                                                                                   GLOBAL
                                                                               DISCOVERY CLASS A
                                                                           YEAR ENDED DECEMBER 31,
                                                                        -----------------------------
                                                                            2001            2000
                                                                        ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $   (9,006)     $   (2,035)
    Net realized gain (loss)                                                  14,995          (8,443)
    Net unrealized gain (loss)                                                57,461         (60,462)
                                                                        --------------  --------------
    Net increase (decrease) in net assets from operations                     63,450         (70,940)
                                                                        --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    109,862         295,857
    Withdrawals                                                              (18,656)        (50,999)
    Contract benefits                                                              -               -
    Contract charges                                                            (103)            (33)
    Transfers between sub-accounts (including fixed account), net           (302,131)        126,539
    Other transfers from (to) the General Account                             48,685           1,309
    Net increase (decrease) in investment by Sponsor                           2,000               -
                                                                        --------------  --------------
    Net increase (decrease) in net assets from contract transactions        (160,343)        372,673
                                                                        --------------  --------------
    Net increase (decrease) in net assets                                    (96,893)        301,733

NET ASSETS:
  Beginning of year                                                          382,665          80,932
                                                                        --------------  --------------
  End of year                                                             $  285,772      $  382,665
                                                                        ==============  ==============
                                                                                  SCUDDER
                                                                                 GROWTH AND                  SCUDDER
                                                                               INCOME CLASS A                HEALTH
                                                                          YEAR ENDED DECEMBER 31,        SCIENCES CLASS A
                                                                       ----------------------------        PERIOD FROM
                                                                           2001            2000        5/1/01* TO 12/31/01
                                                                       ------------    ------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $    (2,347)    $    (2,175)        $     (449)
    Net realized gain (loss)                                                (22,209)         (1,924)                 7
    Net unrealized gain (loss)                                              (91,366)        (50,508)             6,184
                                                                       --------------  --------------     --------------
    Net increase (decrease) in net assets from operations                  (115,922)        (54,607)             5,742
                                                                       --------------  --------------     --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   352,881         363,431            270,547
    Withdrawals                                                            (276,273)        (59,321)            (1,606)
    Contract benefits                                                       (11,361)              -                  -
    Contract charges                                                           (324)           (188)                 -
    Transfers between sub-accounts (including fixed account), net           (56,816)       (102,280)            52,284
    Other transfers from (to) the General Account                           191,377          17,089             14,555
    Net increase (decrease) in investment by Sponsor                          2,000               -              4,000
                                                                       --------------  --------------     --------------
    Net increase (decrease) in net assets from contract transactions        201,484         218,731            339,780
                                                                       --------------  --------------     --------------
    Net increase (decrease) in net assets                                    85,562         164,124            345,522

NET ASSETS:
  Beginning of year                                                       1,063,006         898,882                  -
                                                                       --------------  --------------     --------------
  End of year                                                           $ 1,148,568     $ 1,063,006        $  345,522
                                                                       ==============  ==============     ==============
                                                                               SCUDDER                   SCUDDER AGGRESSIVE
                                                                         INTERNATIONAL CLASS A                GROWTH (a)
                                                                        YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                     ----------------------------    -----------------------------
                                                                         2001             2000            2001            2000
                                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $  (12,930)     $   (6,600)     $   (2,365)     $   (5,505)
    Net realized gain (loss)                                             (142,794)         50,064         (37,202)          2,354
    Net unrealized gain (loss)                                             78,933        (215,545)        (94,000)        (63,976)
                                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from operations                 (76,791)       (172,081)       (133,567)        (67,127)
                                                                     --------------  --------------  --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 193,592         548,842         126,520         250,377
    Withdrawals                                                           (39,185)        (91,539)        (49,468)        (11,489)
    Contract benefits                                                           -         (68,841)        (11,687)           (255)
    Contract charges                                                         (181)            (18)           (163)            (46)
    Transfers between sub-accounts (including fixed account), net        (133,004)        (37,172)         32,689         230,180
    Other transfers from (to) the General Account                         201,349          28,799         130,481           2,065
    Net increase (decrease) in investment by Sponsor                        2,000               -           2,000          (3,030)
                                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions      224,571         380,071         230,372         467,802
                                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                                 147,780         207,990          96,805         400,675

NET ASSETS:
  Beginning of year                                                       755,386         547,396         564,911         164,236
                                                                     --------------  --------------  --------------  --------------
  End of year                                                          $  903,166      $  755,386      $  661,716      $    564,911
                                                                     ==============  ==============  ==============  ==============
                                                                                     SCUDDER
                                                                                   BLUE CHIP (a)
                                                                              YEAR ENDED DECEMBER 31,
                                                                         ----------------------------
                                                                             2001             2000
                                                                         ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $   (44,529)    $   (53,633)
    Net realized gain (loss)                                                  (59,121)         56,998
    Net unrealized gain (loss)                                               (784,621)       (483,643)
                                                                         --------------  --------------
    Net increase (decrease) in net assets from operations                    (888,271)       (480,278)
                                                                         --------------  --------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     832,114       1,023,495
    Withdrawals                                                              (499,219)       (455,700)
    Contract benefits                                                         (96,902)        (12,673)
    Contract charges                                                           (1,418)           (950)
    Transfers between sub-accounts (including fixed account), net             102,026         628,325
    Other transfers from (to) the General Account                              36,532         198,285
    Net increase (decrease) in investment by Sponsor                              104               -
                                                                         --------------  --------------
    Net increase (decrease) in net assets from contract transactions          373,237       1,380,782
                                                                         --------------  --------------
    Net increase (decrease) in net assets                                    (515,034)        900,504

NET ASSETS:
  Beginning of year                                                         5,321,906       4,421,402
                                                                         --------------  --------------
  End of year                                                             $ 4,806,872     $ 5,321,906
                                                                         ==============  ==============

* Date of initial investment
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                       SCUDDER
                                                                                 CONTRARIAN VALUE (a)
                                                                                YEAR ENDED DECEMBER 31,
                                                                           ------------------------------
                                                                               2001            2000
                                                                           ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                            $     8,081     $    25,152
    Net realized gain (loss)                                                    (33,009)        192,549
    Net unrealized gain (loss)                                                   41,648          46,344
                                                                           --------------  --------------
    Net increase (decrease) in net assets from operations                        16,720         264,045
                                                                           --------------  --------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       178,160         127,492
    Withdrawals                                                                (187,613)       (192,283)
    Contract benefits                                                           (24,844)        (23,320)
    Contract charges                                                               (503)           (310)
    Transfers between sub-accounts (including fixed account), net                50,983         (45,023)
    Other transfers from (to) the General Account                                 8,218         105,663
    Net increase (decrease) in investment by Sponsor                              2,000               -
                                                                           --------------  --------------
    Net increase (decrease) in net assets from contract transactions             26,401         (27,781)
                                                                           --------------  --------------
    Net increase (decrease) in net assets                                        43,121         236,264

NET ASSETS:
  Beginning of year                                                           2,104,677       1,868,413
                                                                           --------------  --------------
  End of year                                                               $ 2,147,798     $ 2,104,677
                                                                           ==============  ==============
                                                                                 SCUDDER                         SCUDDER
                                                                          GLOBAL BLUE CHIP (a)          GOVERNMENT SECURITIES (a)
                                                                        YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   ----------------------------
                                                                           2001            2000           2001            2000
                                                                      ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $  (11,805)     $   (9,621)    $    13,365      $   34,888
    Net realized gain (loss)                                                12,476          14,666           3,625         (11,844)
    Net unrealized gain (loss)                                            (155,807)        (31,363)         40,099          35,999
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from operations                 (155,136)        (26,318)         57,089          59,043
                                                                      --------------  --------------  --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  148,698         433,577       1,227,863         198,972
    Withdrawals                                                            (33,013)        (56,249)        (72,380)        (43,610)
    Contract benefits                                                      (16,133)         (3,877)       (106,519)              -
    Contract charges                                                          (397)           (118)           (277)           (144)
    Transfers between sub-accounts (including fixed account), net           18,826          77,245         357,391        (242,293)
    Other transfers from (to) the General Account                            2,935          61,877         235,633          43,536
    Net increase (decrease) in investment by Sponsor                         2,000               -             (60)              -
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions       122,916         512,455       1,641,651         (43,539)
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                                  (32,220)        486,137       1,698,740          15,504

NET ASSETS:
  Beginning of year                                                        879,487         393,350         747,785         732,281
                                                                      --------------  --------------  --------------  --------------
  End of year                                                           $  847,267      $  879,487     $ 2,446,525      $  747,785
                                                                      ==============  ==============  ==============  ==============
                                                                                 SCUDDER                         SCUDDER
                                                                                GROWTH (a)                   HIGH YIELD (a)
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      ----------------------------    -----------------------------
                                                                          2001            2000             2001            2000
                                                                      ------------    ------------    ------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $   (26,056)    $   (33,626)    $   294,898     $   282,082
    Net realized gain (loss)                                                56,050         211,027        (195,153)       (100,033)
    Net unrealized gain (loss)                                            (550,599)       (729,695)        (90,525)       (434,458)
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from operations                 (520,605)       (552,294)          9,220        (252,409)
                                                                      --------------  --------------  --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  199,035         790,032         624,221         132,765
    Withdrawals                                                            (92,325)        (51,835)       (179,357)       (154,707)
    Contract benefits                                                      (16,271)        (71,536)        (89,115)         (7,968)
    Contract charges                                                          (590)           (459)           (633)           (538)
    Transfers between sub-accounts (including fixed account), net          (52,403)         79,577         128,728        (341,828)
    Other transfers from (to) the General Account                           24,668         (17,192)        184,737          22,219
    Net increase (decrease) in investment by Sponsor                         2,000               -              31               -
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions        64,114         728,587         668,612        (350,057)
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                                 (456,491)        176,293         677,832        (602,466)

NET ASSETS:
  Beginning of year                                                      2,153,392       1,977,099       2,217,232       2,819,698
                                                                      --------------  --------------  --------------  --------------
  End of year                                                          $ 1,696,901     $ 2,153,392     $ 2,895,064     $ 2,217,232
                                                                      ==============  ==============  ==============  ==============
                                                                                SCUDDER
                                                                              INTERNATIONAL
                                                                               RESEARCH (a)
                                                                         YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                             2001            2000
                                                                       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                         $   (4,050)     $  (11,327)
    Net realized gain (loss)                                               (266,908)        113,800
    Net unrealized gain (loss)                                              113,453        (291,903)
                                                                       --------------  --------------
    Net increase (decrease) in net assets from operations                  (157,505)       (189,430)
                                                                       --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    18,603         190,907
    Withdrawals                                                             (33,554)        (36,839)
    Contract benefits                                                        (2,054)        (11,379)
    Contract charges                                                           (228)           (155)
    Transfers between sub-accounts (including fixed account), net           (41,339)          1,120
    Other transfers from (to) the General Account                            (4,782)          1,917
    Net increase (decrease) in investment by Sponsor                          2,000               -
                                                                       --------------  --------------
    Net increase (decrease) in net assets from contract transactions        (61,354)        145,571
                                                                       --------------  --------------
    Net increase (decrease) in net assets                                  (218,859)        (43,859)

NET ASSETS:
  Beginning of year                                                         747,888         791,747
                                                                       --------------  --------------
  End of year                                                            $  529,029      $  747,888
                                                                       ==============  ==============

* Date of initial investment
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.


                                                                                 SCUDDER
                                                                          INVESTMENT GRADE BOND (a)
                                                                          YEAR ENDED DECEMBER 31,
                                                                        -----------------------------
                                                                             2001             2000
                                                                        ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                         $    35,776      $   28,791
    Net realized gain (loss)                                                   1,406          (2,351)
    Net unrealized gain (loss)                                                 5,878          40,579
                                                                        --------------  --------------
    Net increase (decrease) in net assets from operations                     43,060          67,019
                                                                        --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    306,625          71,466
    Withdrawals                                                              (82,461)        (56,554)
    Contract benefits                                                        (27,054)         (4,486)
    Contract charges                                                            (248)           (176)
    Transfers between sub-accounts (including fixed account), net            276,104         218,421
    Other transfers from (to) the General Account                            336,726          29,806
    Net increase (decrease) in investment by Sponsor                             (47)              -
                                                                        --------------  --------------
    Net increase (decrease) in net assets from contract transactions         809,645         258,477
                                                                        --------------  --------------
    Net increase (decrease) in net assets                                    852,705         325,496

NET ASSETS:
  Beginning of year                                                          989,371         663,875
                                                                        --------------  --------------
  End of year                                                            $ 1,842,076      $  989,371
                                                                        =============   ==============
                                                                                 SCUDDER                         SCUDDER
                                                                             MONEY MARKET (a)                NEW EUROPE (a)
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -------------------------------  ----------------------------
                                                                          2001             2000            2001            2000
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $     66,095    $    106,132    $      4,553    $     (4,073)
    Net realized gain (loss)                                                      -               -         (17,742)           (232)
    Net unrealized gain (loss)                                                    -               -        (153,169)        (16,039)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations                    66,095         106,132        (166,358)        (20,344)
                                                                       ------------    ------------    ------------    ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                11,801,103       2,612,171          61,499         269,784
    Withdrawals                                                          (3,989,385)       (147,409)        (17,932)        (46,220)
    Contract benefits                                                      (321,084)       (192,838)        (27,756)              -
    Contract charges                                                           (309)           (280)           (123)            (55)
    Transfers between sub-accounts (including fixed account), net        (2,405,745)     (2,757,054)         96,078          76,177
    Other transfers from (to) the General Account                           297,532           5,973          12,043          (3,220)
    Net increase (decrease) in investment by Sponsor                             (3)              -           2,000               -
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract transactions      5,382,109        (479,437)        125,809         296,466
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                                 5,448,204        (373,305)        (40,549)        276,122

NET ASSETS:
  Beginning of year                                                       2,115,264       2,488,569         505,171         229,049
                                                                       ------------    ------------    ------------    ------------
  End of year                                                          $  7,563,468    $  2,115,264    $    464,622    $    505,171
                                                                       ============    ============    ============    ============
                                                                                 SCUDDER                         SCUDDER
                                                                          SMALL CAP GROWTH (a)             SMALL CAP VALUE (a)
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      ----------------------------    -----------------------------
                                                                          2001            2000             2001              2000
                                                                      ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $  (10,946)     $  (15,410)    $   (14,118)     $   (5,772)
    Net realized gain (loss)                                                27,938         146,043          14,726           2,442
    Net unrealized gain (loss)                                            (322,430)       (241,937)        178,386          28,688
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from operations                 (305,438)       (111,304)        178,994          25,358
                                                                      --------------  --------------  --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  151,458         248,760         377,458          47,749
    Withdrawals                                                            (40,310)        (93,443)        (40,756)        (70,214)
    Contract benefits                                                         (858)              -         (20,222)              -
    Contract charges                                                          (288)           (192)           (216)           (126)
    Transfers between sub-accounts (including fixed account), net          (43,400)        164,315         300,641         120,008
    Other transfers from (to) the General Account                            4,626          27,735         103,209           3,224
    Net increase (decrease) in investment by Sponsor                         2,000               -              32               -
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions        73,228         347,175         720,146         100,641
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                                 (232,210)        235,871         899,140         125,999

NET ASSETS:
  Beginning of year                                                        995,897         760,026         749,252         623,253
                                                                      --------------  --------------  --------------  --------------
  End of year                                                           $  763,687      $  995,897     $ 1,648,392      $  749,252
                                                                      ==============  ==============  ==============  ==============

* Date of initial investment
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                SCUDDER                          SCUDDER
                                                                         STRATEGIC INCOME (a)              TECHNOLOGY GROWTH (a)
                                                                        YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                      ----------------------------    -----------------------------
                                                                          2001            2000            2001            2000
                                                                      ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $   (2,301)     $      339     $   (27,590)    $   (38,849)
    Net realized gain (loss)                                                   319          (1,970)       (412,652)         75,778
    Net unrealized gain (loss)                                               9,307           2,938        (476,028)     (1,022,935)
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from operations                    7,325           1,307        (916,270)       (986,006)
                                                                      --------------  --------------  --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  278,299          32,190       1,003,340       1,912,445
    Withdrawals                                                            (12,942)        (21,802)        (87,320)       (283,580)
    Contract benefits                                                      (34,987)              -         (10,695)           (253)
    Contract charges                                                           (78)            (31)           (950)           (327)
    Transfers between sub-accounts (including fixed account), net          190,046          47,046        (131,388)        897,081
    Other transfers from (to) the General Account                          259,346           3,382         (92,386)         92,267
    Net increase (decrease) in investment by Sponsor                           (44)              -              42               -
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions       679,640          60,785         680,643       2,617,633
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                                  686,965          62,092        (235,627)      1,631,627

NET ASSETS:
  Beginning of year                                                        118,969          56,877       2,735,299       1,103,672
                                                                      --------------  --------------  --------------  --------------
  End of year                                                           $  805,934      $  118,969     $ 2,499,672     $ 2,735,299
                                                                      ==============  ==============  ==============  ==============
                                                                                 SCUDDER                      SVS DREMAN
                                                                            TOTAL RETURN (a)            FINANCIAL SERVICES (a)
                                                                         YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ---------------------------   ---------------------------
                                                                           2001           2000            2001           2000
                                                                       ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $    54,389    $    64,368     $   (2,293)    $     (879)
    Net realized gain (loss)                                                 79,426        181,860          7,525         10,882
    Net unrealized gain (loss)                                             (461,704)      (391,469)       (42,913)       100,267
                                                                       -------------- -------------- -------------- --------------
    Net increase (decrease) in net assets from operations                  (327,889)      (145,241)       (37,681)       110,270
                                                                       -------------- -------------- -------------- --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   644,275        685,585        316,104         51,480
    Withdrawals                                                            (315,689)      (308,082)       (29,444)        (7,144)
    Contract benefits                                                      (265,020)       (47,257)       (13,088)        (3,931)
    Contract charges                                                         (1,602)        (1,000)           (93)           (46)
    Transfers between sub-accounts (including fixed account), net         1,280,321        (19,187)        19,865        169,285
    Other transfers from (to) the General Account                           213,038         87,521         57,854         11,085
    Net increase (decrease) in investment by Sponsor                          2,000              -          2,000              -
                                                                       -------------- -------------- -------------- --------------
    Net increase (decrease) in net assets from contract transactions      1,557,323        397,580        353,198        220,729
                                                                       -------------- -------------- -------------- --------------
    Net increase (decrease) in net assets                                 1,229,434        252,339        315,517        330,999

NET ASSETS:
  Beginning of year                                                       3,766,023      3,513,684        617,631        286,632
                                                                       -------------- -------------- -------------- --------------
  End of year                                                           $ 4,995,457    $ 3,766,023    $   933,148    $   617,631
                                                                       ============== ============== ============== ==============
                                                                                    SVS
                                                                                  DREMAN
                                                                                HIGH RETURN                    SVS
                                                                                EQUITY (a)                   DYNAMIC
                                                                          YEAR ENDED DECEMBER 31,            GROWTH
                                                                       ----------------------------       PERIOD FROM
                                                                           2001            2000       5/1/01* TO 12/31/01
                                                                       ------------    ------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $   (12,086)    $    12,167         $      (68)
    Net realized gain (loss)                                                 16,144          (8,992)                 -
    Net unrealized gain (loss)                                                8,295         445,273              1,268
                                                                       --------------  --------------     --------------
    Net increase (decrease) in net assets from operations                    12,353         448,448              1,200
                                                                       --------------  --------------     --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 1,310,715         243,365             10,905
    Withdrawals                                                            (229,328)       (339,263)                 -
    Contract benefits                                                       (22,444)              -                  -
    Contract charges                                                           (327)           (269)                 -
    Transfers between sub-accounts (including fixed account), net           734,834        (137,970)                 -
    Other transfers from (to) the General Account                           333,187          59,032              1,256
    Net increase (decrease) in investment by Sponsor                             15               -              4,000
                                                                       --------------  --------------     --------------
    Net increase (decrease) in net assets from contract transactions      2,126,652        (175,105)            16,161
                                                                       --------------  --------------     --------------
    Net increase (decrease) in net assets                                 2,139,005         273,343             17,361

NET ASSETS:
  Beginning of year                                                       2,305,303       2,031,960                  -
                                                                       --------------  --------------     --------------
  End of year                                                           $ 4,444,308     $ 2,305,303         $   17,361
                                                                       ==============  ==============     ==============

                                                                                    SVS
                                                                                FOCUS VALUE+
                                                                                 GROWTH (a)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                           2001             2000
                                                                       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $   (15,370)    $   (19,741)
    Net realized gain (loss)                                                124,663         214,924
    Net unrealized gain (loss)                                             (454,034)       (320,097)
                                                                       --------------  --------------
    Net increase (decrease) in net assets from operations                  (344,741)       (124,914)
                                                                       --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   242,565         539,552
    Withdrawals                                                            (111,646)       (191,098)
    Contract benefits                                                       (57,349)        (20,631)
    Contract charges                                                           (735)           (573)
    Transfers between sub-accounts (including fixed account), net           (20,952)        (97,505)
    Other transfers from (to) the General Account                            88,574          41,405
    Net increase (decrease) in investment by Sponsor                          2,000               -
                                                                       --------------  --------------
    Net increase (decrease) in net assets from contract transactions        142,457         271,150
                                                                       --------------  --------------
    Net increase (decrease) in net assets                                  (202,284)        146,236

NET ASSETS:
  Beginning of year                                                       2,273,648       2,127,412
                                                                       --------------  --------------
  End of year                                                           $ 2,071,364     $ 2,273,648
                                                                       ==============  ==============

* Date of initial investment
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                      SVS
                                                                                    FOCUSED
                                                                                   LARGE CAP
                                                                                  GROWTH (a)
                                                                            YEAR ENDED DECEMBER 31,
                                                                         ----------------------------
                                                                             2001             2000
                                                                         ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                           $   (1,834)     $   (1,150)
    Net realized gain (loss)                                                   (2,356)          1,456
    Net unrealized gain (loss)                                                (21,340)        (18,368)
                                                                         --------------  --------------
    Net increase (decrease) in net assets from operations                     (25,530)        (18,062)
                                                                         --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                      15,627          30,641
    Withdrawals                                                                  (745)            (19)
    Contract benefits                                                               -               -
    Contract charges                                                              (64)            (13)
    Transfers between sub-accounts (including fixed account), net             112,028          97,571
    Other transfers from (to) the General Account                              30,714           5,193
    Net increase (decrease) in investment by Sponsor                            2,000          (2,380)
                                                                         --------------  --------------
    Net increase (decrease) in net assets from contract transactions          159,560         130,993
                                                                         --------------  --------------
    Net increase (decrease) in net assets                                     134,030         112,931

NET ASSETS:
  Beginning of year                                                           115,493           2,562
                                                                         --------------  --------------
  End of year                                                              $  249,523      $  115,493
                                                                         ==============  ==============
                                                                               SVS GROWTH                         SVS
                                                                             AND INCOME (a)            GROWTH OPPORTUNITIES (a)
                                                                        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------  ------------------------------
                                                                           2001            2000           2001            2000
                                                                      --------------  -------------  -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $    (7,463)     $  (4,818)   $   (15,247)     $    (6,429)
    Net realized gain (loss)                                                (32,273)           444        (88,063)          (2,376)
    Net unrealized gain (loss)                                              (88,675)       (70,663)      (223,591)        (169,504)
                                                                      --------------  -------------  -------------   --------------
    Net increase (decrease) in net assets from operations                  (128,411)       (75,037)      (326,901)        (178,309)
                                                                      --------------  -------------  -------------   --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   324,335        690,157        389,049          952,148
    Withdrawals                                                             (31,076)       (12,779)       (43,280)         (80,373)
    Contract benefits                                                        (4,751)          (511)        (2,959)               -
    Contract charges                                                           (384)           (34)          (303)             (30)
    Transfers between sub-accounts (including fixed account), net           (26,551)       192,439        (95,526)         275,827
    Other transfers from (to) the General Account                           302,251         56,618        329,390           46,111
    Net increase (decrease) in investment by Sponsor                          2,000         (2,281)           151           (2,477)
                                                                      --------------  -------------  -------------   --------------
    Net increase (decrease) in net assets from contract transactions        565,824        923,609        576,522        1,191,206
                                                                      --------------  -------------  -------------   --------------
    Net increase (decrease) in net assets                                   437,413        848,572        249,621        1,012,897

NET ASSETS:
  Beginning of year                                                         850,865          2,293      1,015,220            2,323
                                                                      --------------  -------------  -------------   --------------
  End of year                                                           $ 1,288,278      $ 850,865    $ 1,264,841      $ 1,015,220
                                                                      ==============  =============  =============   ==============
                                                                                   SVS                        SVS
                                                                              INDEX 500 (a)                 MID-CAP
                                                                         YEAR ENDED DECEMBER 31,            GROWTH
                                                                       ----------------------------      PERIOD FROM
                                                                            2001            2000     5/1/01* TO 12/31/01
                                                                       ------------    ------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $   (13,496)    $    (7,063)    $      (289)
    Net realized gain (loss)                                                (20,480)          2,823              47
    Net unrealized gain (loss)                                             (114,212)        (83,264)          9,564
                                                                       --------------  --------------  --------------
    Net increase (decrease) in net assets from operations                  (148,188)        (87,504)          9,322
                                                                       --------------  --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   526,265         797,526         109,319
    Withdrawals                                                            (158,294)        (32,301)         (6,799)
    Contract benefits                                                       (14,860)           (774)              -
    Contract charges                                                           (366)            (27)              -
    Transfers between sub-accounts (including fixed account), net           120,301         269,348          (2,511)
    Other transfers from (to) the General Account                           498,549          59,371          22,438
    Net increase (decrease) in investment by Sponsor                             54          (2,197)          4,000
                                                                       --------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions        971,649       1,090,946         126,447
                                                                       --------------  --------------  --------------
    Net increase (decrease) in net assets                                   823,461       1,003,442         135,769

NET ASSETS:
  Beginning of year                                                       1,068,577          65,135               -
                                                                       --------------  --------------  --------------
  End of year                                                           $ 1,892,038     $ 1,068,577      $  135,769
                                                                       ==============  ==============  ==============
                                                                              SVS
                                                                           STRATEGIC
                                                                            EQUITY
                                                                          PERIOD FROM
                                                                      5/1/01* TO 12/31/01
                                                                      -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                         $         (78)
    Net realized gain (loss)                                                       (10)
    Net unrealized gain (loss)                                                  (1,672)
                                                                       -----------------
    Net increase (decrease) in net assets from operations                       (1,760)
                                                                       -----------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       31,848
    Withdrawals                                                                    (99)
    Contract benefits                                                                -
    Contract charges                                                                 -
    Transfers between sub-accounts (including fixed account), net                    -
    Other transfers from (to) the General Account                                1,256
    Net increase (decrease) in investment by Sponsor                             4,000
                                                                       -----------------
    Net increase (decrease) in net assets from contract transactions            37,005
                                                                       -----------------
    Net increase (decrease) in net assets                                       35,245

NET ASSETS:
  Beginning of year                                                                  -
                                                                       -----------------
  End of year                                                            $      35,245
                                                                       =================

* Date of initial investment
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                      SVS VENTURE               HORIZON 5 (b)
                                                                         VALUE            YEAR ENDED DECEMBER 31,
                                                                     PERIOD FROM      ----------------------------
                                                                  5/1/01* TO 12/31/01     2001             2000
                                                                  ------------------- ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $   (1,166)     $   12,122      $    4,964
    Net realized gain (loss)                                                  (111)        (17,826)         10,494
    Net unrealized gain (loss)                                              22,395           4,904         (19,106)
                                                                      --------------  -------------   --------------
    Net increase (decrease) in net assets from operations                   21,118            (800)         (3,648)
                                                                      --------------  -------------   --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  314,822               -          29,984
    Withdrawals                                                             (9,648)         (4,560)           (793)
    Contract benefits                                                            -               -         (26,499)
    Contract charges                                                           (21)            (16)           (132)
    Transfers between sub-accounts (including fixed account), net          178,421        (236,235)         24,552
    Other transfers from (to) the General Account                           18,976          (8,883)          3,076
    Net increase (decrease) in investment by Sponsor                         2,063               -               -
                                                                      --------------  -------------   --------------
    Net increase (decrease) in net assets from contract transactions       504,613        (249,694)         30,188
                                                                      --------------  -------------   --------------
    Net increase (decrease) in net assets                                  525,731        (250,494)         26,540

NET ASSETS:
  Beginning of year                                                              -         250,494         223,954
                                                                      --------------  -------------   --------------
  End of year                                                           $  525,731      $        -      $  250,494
                                                                      ==============  ==============  ==============
                                                                             HORIZON 10+ (b)                 HORIZON 20+ (b)
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      ------------------------------  -----------------------------
                                                                          2001            2000            2001            2000
                                                                      ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                        $   31,599      $   17,315      $    1,733      $    1,224
    Net realized gain (loss)                                              (101,336)         83,267         (13,320)          6,539
    Net unrealized gain (loss)                                              56,902        (171,399)         10,049         (18,411)
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from operations                  (12,835)        (70,817)         (1,538)        (10,648)
                                                                      --------------  --------------  --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                        -          74,435           1,757           1,900
    Withdrawals                                                             (8,712)       (199,582)         (3,234)        (94,493)
    Contract benefits                                                       (6,694)        (41,726)              -               -
    Contract charges                                                           (37)           (266)            (10)            (41)
    Transfers between sub-accounts (including fixed account), net         (877,287)       (164,083)        (63,945)         21,638
    Other transfers from (to) the General Account                           (9,849)          3,706               4              (4)
    Net increase (decrease) in investment by Sponsor                             -               -               -               -
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions      (902,579)       (327,516)        (65,428)        (71,000)
                                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                                 (915,414)       (398,333)        (66,966)        (81,648)

NET ASSETS:
  Beginning of year                                                        915,414       1,313,747          66,966         148,614
                                                                      --------------  --------------  --------------  --------------
  End of year                                                           $        -      $  915,414      $        -      $   66,966
                                                                      ==============  ==============  ==============  ==============

* Date of initial investment
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT KG
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

       Separate Account KG ("The Separate Account") is a separate investment account of First Allmerica Financial Life Insurance Company ("FAFLIC"), established on November 14, 1997 for the purpose of separating from the general assets of FAFLIC those assets used to fund the variable portion of certain variable annuity contracts ("the Contracts") issued by FAFLIC. FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of FAFLIC. The Separate Account cannot be charged with liabilities arising out of any other business of FAFLIC.

       The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers forty-two Sub-Accounts. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                                   INVESTMENT MANAGER
----------                                                   ------------------
Scudder Variable Series I (Class A) ("Scudder I")            Zurich Scudder Investments, Inc.
Scudder Variable Series II ("Scudder II")                    Zurich Scudder Investments, Inc.
The Alger American Fund ("Alger")                            Fred Alger Management, Inc.
Credit Suisse, Warburg Pincus Trust ("WPT")                  Credit Suisse Asset Management, LLC.
Dreyfus Investment Portfolios ("Dreyfus")                    The Dreyfus Corporation
The Dreyfus Socially Responsible Growth Fund ("Dreyfus")     The Dreyfus Corporation
INVESCO Variable Investment Funds, Inc.  ("INVESCO VIF")     INVESCO Funds Group, Inc.
Janus Aspen Series ("Janus Aspen")                           Janus Capital



       The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

       Effective May 1, 2001, Scudder Variable Life Investment Fund and Kemper Variable Series (KVS) were renamed Scudder Variable Series I (SVSI) and Scudder Variable Series II (SVSII), respectively. In addition, the underlying investment options were re-branded from Kemper to Scudder.

       Also on May 1, 2001, the Kemper Horizon 5+, Kemper Horizon 10+, and Kemper Horizon 20+ funds ("Kemper Horizon") were all merged with the Scudder Total Return Portfolio fund. The contracts were transferred at no cost to the contract holders from the Kemper Horizon funds to the Scudder Total Return Portfolio fund on April 27, 2001, with the merger completed on May 1, 2001. The effect of these transactions is reflected in the Transfers Between Sub-Accounts line of the Statement of Changes in Net Assets.

       On May 18, 2001, all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

       The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

       INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

       FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of FAFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"), and files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, FAFLIC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. FAFLIC will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

       Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. FAFLIC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - INVESTMENTS

       The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                           PORTFOLIO INFORMATION
                                              ---------------------------------------------------
                                                                                     NET ASSET
                                                NUMBER OF         AGGREGATE             VALUE
INVESTMENT PORTFOLIO                              SHARES            COST              PER SHARE
--------------------                          -------------    --------------      --------------
Alger American Balanced                           144,187         $1,933,201         $    13.080
Alger American Leveraged AllCap                    16,635            691,577              31.550
Credit Suisse Emerging Markets                      8,766             84,301               8.430
Credit Suisse Global Post-Venture Capital             652             10,320               9.720
Dreyfus MidCap Stock                               98,084          1,350,655              13.800
Dreyfus Socially Responsible Growth                28,695          1,020,909              26.670
INVESCO VIF Utilities                               9,295            134,727              14.080
Janus Aspen Growth                                     77              2,133              19.880
Janus Aspen Growth and Income                         137              2,033              14.870
Scudder 21st Century Growth Class A                45,685            318,694               6.230
Scudder Capital Growth Class A                     55,034          1,117,842              16.360
Scudder Global Discovery Class A                   32,847            278,966               8.700
Scudder Growth and Income Class A                 129,053          1,287,321               8.900
Scudder Health Sciences Class A                    32,443            339,338              10.650
Scudder International Class A                     112,195            892,349               8.050
Scudder Aggressive Growth (a)                      64,747            809,695              10.220
Scudder Blue Chip (a)                             398,164          5,369,131              12.070
Scudder Contrarian Value (a)                      160,283          2,267,708              13.400
Scudder Global Blue Chip (a)                       87,800            975,849               9.650
Scudder Government Securities (a)                 198,421          2,390,423              12.330
Scudder Growth (a)                                 80,613          2,532,645              21.050
Scudder High Yield (a)                            355,223          3,604,606               8.150
Scudder International Research (a).                57,254            517,349               9.240
Scudder Investment Grade Bond (a)                 160,357          1,815,441              11.490
Scudder Money Market (a)                        7,558,066          7,558,066               1.000
Scudder New Europe (a)                             70,397            605,640               6.600
Scudder Small Cap Growth (a)                       59,570          1,149,323              12.820
Scudder Small Cap Value (a)                       124,784          1,424,886              13.210
Scudder Strategic Income (a)                       78,475            797,210              10.270
Scudder Technology Growth (a)                     267,059          3,819,118               9.360
Scudder Total Return (a)                          221,305          5,581,479              22.570
SVS Dreman Financial Services (a)                  86,563            896,893              10.780
SVS Dreman High Return Equity (a)                 411,129          4,240,972              10.810
SVS Dynamic Growth                                  1,973             16,093               8.800
SVS Focus Value+Growth (a)                        158,242          2,525,517              13.080
SVS Focused Large Cap Growth (a)                   26,349            288,664               9.470
SVS Growth And Income (a)                         142,351          1,447,318               9.050
SVS Growth Opportunities (a)                      160,717          1,657,608               7.870
SVS Index 500 (a)                                 221,291          2,086,272               8.550
SVS Mid-Cap Growth                                 15,376            126,205               8.830
SVS Strategic Equity                                4,638             36,917               7.600
SVS Venture Value                                  55,340            503,336               9.500

(a) Re-branded.  See Note 1.

NOTE 4- EXPENSES AND RELATED PARTY TRANSACTIONS

       FAFLIC makes a daily charge against the net assets of each Sub-Account for mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, FAFLIC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to FAFLIC. FAFLIC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phases.

       A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with FAFLIC, or has certain family members with such an affiliation. Subject to state availability, FAFLIC offers a number of optional riders. A separate monthly charge is made for each rider. When contract value has been allocated to more than one investment option, contract fees and rider charges are deducted from each on a pro-rata basis.

       The annual rates of Mortality and Expense Risk Fees, Administrative Fees, Optional Rider Fees, and the maximum dollar amount of the Annual Contract Fee for the year ended, are displayed in the table below.

                                                                                           GATEWAY     GATEWAY
VARIABLE ACCOUNT DEDUCTIONS:                                            GATEWAY ADVISOR     ELITE        PLUS
Mortality and Expense Risk (Annual Rate)                                      1.25%          1.25%       1.40%
Administrative Expense (Annual Rate)                                          0.15%          0.15%       0.15%

Contract Deductions:
Minimum Guaranteed Annuity Payout Rider - 10 Year Waiting Period              0.25%          0.25%        NA
Minimum Guaranteed Annuity Payout Rider - 15 Year Waiting Period              0.15%          0.15%        NA
Optional Rider Fees (Annual Rate)                                             0.25%            NA         NA
Annual Contract Fee (Maximum)                                                  $35            $35         $30


       Allmerica Investments, Inc., (Allmerica Investments), an indirect wholly owned subsidiary of FAFLIC, is principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by FAFLIC. The current series of policies have a surrender charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

         Transactions from contractowners and sponsor were as follows:

                                                                        SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE
                                                                                  YEAR ENDED DECEMBER 31,
                                                                       2001                                      2000
                                                         ---------------------------------         ---------------------------------
                                                              UNITS             AMOUNT                  UNITS             AMOUNT
                                                         --------------     --------------         --------------     --------------
Alger American Balanced
  Issuance of Units                                            703,978       $    696,584                423,750       $    455,068
  Redemption of Units                                          (57,620)           (55,110)                (6,941)            (6,713)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    646,358       $    641,474                416,809       $    448,355
                                                         ==============     ==============         ==============     ==============

Alger American Leveraged AllCap
  Issuance of Units                                            278,579       $    214,068                408,810       $    473,558
  Redemption of Units                                          (86,366)           (67,875)               (38,349)           (39,155)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    192,213       $    146,193                370,461       $    434,403
                                                         ==============     ==============         ==============     ==============

Credit Suisse Emerging Markets
  Issuance of Units                                             58,445       $     38,089                 32,503       $     32,973
  Redemption of Units                                             (210)              (146)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     58,235       $     37,943                 32,503       $     32,973
                                                         ==============     ==============         ==============     ==============

Credit Suisse Global Post-Venture Capital
  Issuance of Units                                              1,939       $      1,158                  7,700       $      7,838
  Redemption of Units                                           (1,066)              (622)                  (183)              (171)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                        873       $        536                  7,517       $      7,667
                                                         ==============     ==============         ==============     ==============

Dreyfus MidCap Stock
  Issuance of Units                                            667,091       $    739,662                459,459       $    550,506
  Redemption of Units                                         (139,028)          (151,011)               (16,333)           (19,436)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    528,063       $    588,651                443,126       $    531,070
                                                         ==============     ==============         ==============     ==============

Dreyfus Socially Responsible Growth
  Issuance of Units                                            352,484       $    309,096                749,903       $    853,277
  Redemption of Units                                          (89,214)           (70,599)               (51,002)           (50,249)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    263,270       $    238,497                698,901       $    803,028
                                                         ==============     ==============         ==============     ==============

INVESCO VIF Utilities
  Issuance of Units                                             28,560       $     23,511                      -       $          -
  Redemption of Units                                              (90)               (81)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     28,470       $     23,430                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder 21st Century Growth Class A
  Issuance of Units                                            342,856       $    228,221                128,310       $    111,670
  Redemption of Units                                          (69,576)           (47,526)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    273,280       $    180,695                128,310       $    111,670
                                                         ==============     ==============         ==============     ==============

Scudder Capital Growth Class A
  Issuance of Units                                            292,894       $    323,699                355,349       $    531,977
  Redemption of Units                                         (437,438)          (541,939)              (398,296)          (616,862)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                   (144,544)      $   (218,240)               (42,947)      $    (84,885)
                                                         ==============     ==============         ==============     ==============

Scudder Global Discovery Class A
  Issuance of Units                                         27,975,757       $ 31,323,103                369,528       $    546,070
  Redemption of Units                                      (28,021,710)       (31,527,770)              (136,607)          (173,397)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    (45,953)      $   (204,667)               232,921       $    372,673
                                                         ==============     ==============         ==============     ==============

Scudder Growth and Income Class A
  Issuance of Units                                            374,933       $    366,339                520,394       $    600,512
  Redemption of Units                                         (400,089)          (406,084)              (344,927)          (381,781)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    (25,156)      $    (39,745)               175,467       $    218,731
                                                         ==============     ==============         ==============     ==============

                                                                  SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE (CONTINUED)
                                                                                 YEAR ENDED DECEMBER 31,
                                                                       2001                                      2000
                                                         ---------------------------------         ---------------------------------
                                                              UNITS             AMOUNT                  UNITS             AMOUNT
                                                         --------------     --------------         --------------     --------------
Scudder Health Sciences Class A
  Issuance of Units                                             23,073       $     23,586                      -       $          -
  Redemption of Units                                              (32)               (33)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     23,041       $     23,553                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder International Class A
  Issuance of Units                                         37,971,365       $ 38,510,484                544,208       $    778,696
  Redemption of Units                                      (37,587,601)       (38,336,284)              (286,833)          (398,625)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    383,764       $    174,200                257,375       $    380,071
                                                         ==============     ==============         ==============     ==============

Scudder Aggressive Growth (a)
  Issuance of Units                                            218,171       $    231,920                390,218       $    574,583
  Redemption of Units                                         (134,577)          (143,900)               (73,739)          (106,781)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     83,594       $     88,020                316,479       $    467,802
                                                         ==============     ==============         ==============     ==============

Scudder Blue Chip (a)
  Issuance of Units                                            683,463       $    883,628              1,370,074       $  2,010,846
  Redemption of Units                                         (770,788)          (991,391)              (433,421)          (630,064)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    (87,325)      $   (107,763)               936,653       $  1,380,782
                                                         ==============     ==============         ==============     ==============

Scudder Contrarian Value (a)
  Issuance of Units                                            182,183       $    219,346                518,841       $    529,940
  Redemption of Units                                         (276,276)          (334,278)              (547,572)          (557,721)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    (94,093)      $   (114,932)               (28,731)      $    (27,781)
                                                         ==============     ==============         ==============     ==============

Scudder Global Blue Chip (a)
  Issuance of Units                                            192,716       $    213,239                485,366       $    608,772
  Redemption of Units                                         (116,603)          (125,397)               (78,542)           (96,317)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     76,113       $     87,842                406,824       $    512,455
                                                         ==============     ==============         ==============     ==============

Scudder Government Securities (a)
  Issuance of Units                                            854,538       $  1,016,679                311,397       $    340,793
  Redemption of Units                                         (203,848)          (237,416)              (357,586)          (384,332)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    650,690       $    779,263                (46,189)      $    (43,539)
                                                         ==============     ==============         ==============     ==============

Scudder Growth (a)
  Issuance of Units                                            276,056       $    290,630                735,911       $  1,058,008
  Redemption of Units                                         (268,555)          (267,004)              (253,195)          (329,421)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                      7,501       $     23,626                482,716       $    728,587
                                                         ==============     ==============         ==============     ==============

Scudder High Yield (a)
  Issuance of Units                                            834,641       $    784,434                421,304       $    414,840
  Redemption of Units                                         (626,477)          (575,108)              (774,360)          (764,897)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    208,164       $    209,326               (353,056)      $   (350,057)
                                                         ==============     ==============         ==============     ==============

Scudder International  Research (a)
  Issuance of Units                                          7,011,644       $  6,872,637                270,351       $    343,628
  Redemption of Units                                       (7,047,125)        (6,935,991)              (158,740)          (198,057)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    (35,481)      $    (63,354)               111,611       $    145,571
                                                         ==============     ==============         ==============     ==============

Scudder Investment Grade Bond  (a)
  Issuance of Units                                            639,345       $    736,530                334,697       $    358,328
  Redemption of Units                                         (183,202)          (208,273)               (93,288)           (99,851)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    456,143       $    528,257                241,409       $    258,477
                                                         ==============     ==============         ==============     ==============

                                                                     SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                        2001                                     2000
                                                         ---------------------------------         ---------------------------------
                                                             UNITS              AMOUNT                  UNITS             AMOUNT
                                                         --------------     --------------         --------------     --------------
Scudder Money Market (a)
  Issuance of Units                                         74,549,185       $ 85,393,120              2,751,278       $  2,945,004
  Redemption of Units                                      (71,886,111)       (82,349,474)            (3,186,647)        (3,424,441)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                  2,663,074       $  3,043,646               (435,369)      $   (479,437)
                                                         ==============     ==============         ==============     ==============

Scudder New Europe (a)
  Issuance of Units                                            111,888       $    102,024                333,402       $    360,659
  Redemption of Units                                          (82,626)           (69,283)               (61,517)           (64,193)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     29,262       $     32,741                271,885       $    296,466
                                                         ==============     ==============         ==============     ==============

Scudder Small Cap Growth (a)
  Issuance of Units                                            163,818       $    185,146                417,465       $    645,130
  Redemption of Units                                         (150,144)          (159,243)              (174,229)          (297,955)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     13,674       $     25,903                243,236       $    347,175
                                                         ==============     ==============         ==============     ==============

Scudder Small Cap Value (a)
  Issuance of Units                                            489,933       $    468,635                319,906       $    275,429
  Redemption of Units                                         (150,307)          (140,768)              (199,573)          (174,788)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    339,626       $    327,867                120,333       $    100,641
                                                         ==============     ==============         ==============     ==============

Scudder Strategic Income (a)
  Issuance of Units                                            276,580       $    295,829                 97,511       $    100,557
  Redemption of Units                                          (46,581)           (47,729)               (38,837)           (39,772)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    229,999       $    248,100                 58,674       $     60,785
                                                         ==============     ==============         ==============     ==============

Scudder Technology Growth (a)
  Issuance of Units                                            554,512       $    620,958              1,706,036       $  3,246,805
  Redemption of Units                                         (675,731)          (678,197)              (323,789)          (629,172)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                   (121,219)      $    (57,239)             1,382,247       $  2,617,633
                                                         ==============     ==============         ==============     ==============

Scudder Total Return (a)
  Issuance of Units                                          1,493,069       $  1,784,825                745,136       $    945,790
  Redemption of Units                                         (584,087)          (679,468)              (431,372)          (548,210)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    908,982       $  1,105,357                313,764       $    397,580
                                                         ==============     ==============         ==============     ==============

SVS Dreman Financial Services (a)
  Issuance of Units                                            190,412       $    243,397                355,907       $    413,995
  Redemption of Units                                          (89,366)          (114,679)              (160,246)          (193,266)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    101,046       $    128,718                195,661       $    220,729
                                                         ==============     ==============         ==============     ==============

SVS Dreman High Return Equity (a)
  Issuance of Units                                          1,081,440       $  1,410,129                556,445       $    628,528
  Redemption of Units                                         (298,593)          (383,600)              (794,680)          (803,633)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    782,847       $  1,026,529               (238,235)      $   (175,105)
                                                         ==============     ==============         ==============     ==============

SVS Dynamic Growth
  Issuance of Units                                              2,000       $      2,000                      -       $          -
  Redemption of Units                                                -                  -                      -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                      2,000       $      2,000                      -       $          -
                                                         ==============     ==============         ==============     ==============

SVS Focus Value+Growth (a)
  Issuance of Units                                            252,221       $    283,364                578,301       $    728,364
  Redemption of Units                                         (191,728)          (227,907)              (370,099)          (457,214)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     60,493       $     55,457                208,202       $    271,150
                                                         ==============     ==============         ==============     ==============

                                                                   SCUDDER GATEWAY ADVISOR AND GATEWAY ELITE (CONTINUED)
                                                                                 YEAR ENDED DECEMBER 31,
                                                                       2001                                     2000
                                                         ---------------------------------         ---------------------------------
                                                              UNITS             AMOUNT                  UNITS             AMOUNT
                                                         --------------     --------------         --------------     --------------
SVS Focused Large Cap Growth (a)
  Issuance of Units                                            120,406       $    118,287                100,529       $    133,382
  Redemption of Units                                           (6,973)            (7,135)                (2,015)            (2,389)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    113,433       $    111,152                 98,514       $    130,993
                                                         ==============     ==============         ==============     ==============

SVS Growth and Income (a)
  Issuance of Units                                            539,072       $    506,287                844,493       $    942,840
  Redemption of Units                                         (187,651)          (175,198)               (17,864)           (19,231)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    351,421       $    331,089                826,629       $    923,609
                                                         ==============     ==============         ==============     ==============

SVS Growth Opportunities (a)
  Issuance of Units                                            531,500       $    490,235              1,118,099       $  1,303,971
  Redemption of Units                                         (227,779)          (186,750)              (119,369)          (112,765)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    303,721       $    303,485                998,730       $  1,191,206
                                                         ==============     ==============         ==============     ==============

SVS Index 500 (a)
  Issuance of Units                                            919,441       $    794,664              1,093,812       $  1,143,136
  Redemption of Units                                         (249,292)          (212,791)               (50,080)           (52,190)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    670,149       $    581,873              1,043,732       $  1,090,946
                                                         ==============     ==============         ==============     ==============

SVS Mid-Cap Growth
  Issuance of Units                                              2,000       $      2,000                      -       $          -
  Redemption of Units                                                -                  -                      -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                      2,000       $      2,000                      -       $          -
                                                         ==============     ==============         ==============     ==============

SVS Strategic Equity
  Issuance of Units                                              2,000       $      2,000                      -       $          -
  Redemption of Units                                                -                  -                      -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                      2,000       $      2,000                      -       $          -
                                                         ==============     ==============         ==============     ==============

SVS Venture Value
  Issuance of Units                                            127,130       $    115,150                      -       $          -
  Redemption of Units                                             (480)              (446)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    126,650       $    114,704                      -       $          -
                                                         ==============     ==============         ==============     ==============

Horizon 5 (b)
  Issuance of Units                                             10,065       $     11,319                 65,532       $     73,570
  Redemption of Units                                         (233,866)          (261,013)               (38,470)           (43,382)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                   (223,801)      $   (249,694)                27,062       $     30,188
                                                         ==============     ==============         ==============     ==============

Horizon 10+ (b)
  Issuance of Units                                              2,441       $      2,755                 90,566       $    104,719
  Redemption of Units                                         (821,150)          (905,334)              (374,239)          (432,235)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                   (818,709)      $   (902,579)              (283,673)      $   (327,516)
                                                         ==============     ==============         ==============     ==============

Horizon 20+ (b)
  Issuance of Units                                              3,660       $      3,788                 21,224       $     23,699
  Redemption of Units                                          (67,127)           (69,216)               (84,034)           (94,699)
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    (63,467)      $    (65,428)               (62,810)      $    (71,000)
                                                         ==============     ==============         ==============     ==============

(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

                                                                                   SCUDDER GATEWAY PLUS
                                                                                  YEAR ENDED DECEMBER 31,
                                                                        2001                                     2000
                                                         ---------------------------------         ---------------------------------
                                                              UNITS             AMOUNT                  UNITS             AMOUNT
                                                         --------------     --------------         --------------     --------------
Alger American Balanced
  Issuance of Units                                            858,759       $    848,920                      -       $          -
  Redemption of Units                                          (19,783)           (19,581)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    838,976       $    829,339                      -       $          -
                                                         ==============     ==============         ==============     ==============

Alger American Leveraged AllCap
  Issuance of Units                                             94,593       $     91,284                      -       $          -
  Redemption of Units                                             (304)              (302)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     94,289       $     90,982                      -       $          -
                                                         ==============     ==============         ==============     ==============

Credit Suisse Emerging Markets
  Issuance of Units                                             14,256       $     13,317                      -       $          -
  Redemption of Units                                                -                  -                      -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     14,256       $     13,317                      -       $          -
                                                         ==============     ==============         ==============     ==============

Credit Suisse Global Post-Venture Capital
  Issuance of Units                                              2,000       $      2,000                      -       $          -
  Redemption of Units                                                -                  -                      -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                      2,000       $      2,000                      -       $          -
                                                         ==============     ==============         ==============     ==============

Dreyfus MidCap Stock
  Issuance of Units                                            251,992       $    240,158                      -       $          -
  Redemption of Units                                           (2,881)            (2,867)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    249,111       $    237,291                      -       $          -
                                                         ==============     ==============         ==============     ==============

Dreyfus Socially Responsible Growth
  Issuance of Units                                              8,759       $      8,702                      -       $          -
  Redemption of Units                                                -                  -                      -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                      8,759       $      8,702                      -       $          -
                                                         ==============     ==============         ==============     ==============

INVESCO VIF Utilities
  Issuance of Units                                            147,095       $    116,845                      -       $          -
  Redemption of Units                                           (6,621)            (5,876)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    140,474       $    110,969                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder 21st Century Growth Class A
  Issuance of Units                                             48,967       $     42,878                      -       $          -
  Redemption of Units                                              (54)               (50)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     48,913       $     42,828                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder Capital Growth Class A
  Issuance of Units                                            179,033       $    169,836                      -       $          -
  Redemption of Units                                           (2,639)            (2,555)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    176,394       $    167,281                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder Global Discovery Class A
  Issuance of Units                                             53,335       $     48,489                      -       $          -
  Redemption of Units                                           (4,322)            (4,165)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     49,013       $     44,324                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder Growth and Income Class A
  Issuance of Units                                            258,197       $    249,297                      -       $          -
  Redemption of Units                                           (8,610)            (8,068)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    249,587       $    241,229                      -       $          -
                                                         ==============     ==============         ==============     ==============

                                                                             SCUDDER GATEWAY PLUS (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                       2001                                      2000
                                                         ---------------------------------         ---------------------------------
                                                             UNITS              AMOUNT                 UNITS              AMOUNT
                                                         --------------     --------------         --------------     --------------
Scudder Health Sciences Class A
  Issuance of Units                                            311,663       $    318,575                      -       $          -
  Redemption of Units                                           (2,340)            (2,348)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    309,323       $    316,227                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder International Class A
  Issuance of Units                                             57,696       $     50,659                      -       $          -
  Redemption of Units                                             (328)              (288)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     57,368       $     50,371                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder Aggressive Growth (a)
  Issuance of Units                                            151,370       $    147,782                      -       $          -
  Redemption of Units                                           (6,154)            (5,430)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    145,216       $    142,352                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder Blue Chip (a)
  Issuance of Units                                            544,131       $    507,914                      -       $          -
  Redemption of Units                                          (28,723)           (26,914)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    515,408       $    481,000                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder Contrarian Value (a)
  Issuance of Units                                            148,599       $    143,058                      -       $          -
  Redemption of Units                                           (1,723)            (1,725)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    146,876       $    141,333                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder Global Blue Chip (a)
  Issuance of Units                                             37,665       $     35,206                      -       $          -
  Redemption of Units                                             (140)              (132)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     37,525       $     35,074                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder Government Securities (a)
  Issuance of Units                                            926,235       $    950,936                      -       $          -
  Redemption of Units                                          (86,673)           (88,548)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    839,562       $    862,388                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder Growth (a)
  Issuance of Units                                             43,277       $     40,527                      -       $          -
  Redemption of Units                                              (41)               (39)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     43,236       $     40,488                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder High Yield (a)
  Issuance of Units                                            589,761       $    581,197                      -       $          -
  Redemption of Units                                         (123,958)          (121,911)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    465,803       $    459,286                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder International  Research (a)
  Issuance of Units                                              2,000       $      2,000                      -       $          -
  Redemption of Units                                                -                  -                      -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                      2,000       $      2,000                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder Investment Grade Bond  (a)
  Issuance of Units                                            287,758       $    294,473                      -       $          -
  Redemption of Units                                          (12,978)           (13,085)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    274,780       $    281,388                      -       $          -
                                                         ==============     ==============         ==============     ==============

                                                                              SCUDDER GATEWAY PLUS (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                       2001                                      2000
                                                         ---------------------------------         ---------------------------------
                                                              UNITS             AMOUNT                 UNITS              AMOUNT
                                                         --------------     --------------         --------------     --------------
Scudder Money Market (a)
  Issuance of Units                                          4,039,585       $  4,055,925                      -       $          -
  Redemption of Units                                       (1,710,245)        (1,717,462)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                  2,329,340       $  2,338,463                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder New Europe (a)
  Issuance of Units                                            104,526       $     93,068                      -       $          -
  Redemption of Units                                                -                  -                      -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    104,526       $     93,068                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder Small Cap Growth (a)
  Issuance of Units                                             55,589       $     47,325                      -       $          -
  Redemption of Units                                                -                  -                      -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     55,589       $     47,325                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder Small Cap Value (a)
  Issuance of Units                                            405,987       $    397,502                      -       $          -
  Redemption of Units                                           (5,094)            (5,223)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    400,893       $    392,279                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder Strategic Income (a)
  Issuance of Units                                            460,823       $    467,668                      -       $          -
  Redemption of Units                                          (35,609)           (36,128)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    425,214       $    431,540                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder Technology Growth (a)
  Issuance of Units                                            832,801       $    745,372                      -       $          -
  Redemption of Units                                           (8,423)            (7,490)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    824,378       $    737,882                      -       $          -
                                                         ==============     ==============         ==============     ==============

Scudder Total Return (a)
  Issuance of Units                                            462,108       $    454,089                      -       $          -
  Redemption of Units                                           (2,156)            (2,123)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    459,952       $    451,966                      -       $          -
                                                         ==============     ==============         ==============     ==============

SVS Dreman Financial Services (a)
  Issuance of Units                                            233,085       $    224,599                      -       $          -
  Redemption of Units                                             (122)              (119)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    232,963       $    224,480                      -       $          -
                                                         ==============     ==============         ==============     ==============

SVS Dreman High Return Equity (a)
  Issuance of Units                                          1,141,940       $  1,123,073                      -       $          -
  Redemption of Units                                          (23,290)           (22,950)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                  1,118,650       $  1,100,123                      -       $          -
                                                         ==============     ==============         ==============     ==============

SVS Dynamic Growth
  Issuance of Units                                             15,628       $     14,161                      -       $          -
  Redemption of Units                                                -                  -                      -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     15,628       $     14,161                      -       $          -
                                                         ==============     ==============         ==============     ==============

SVS Focus Value+Growth (a)
  Issuance of Units                                             94,596       $     87,630                      -       $          -
  Redemption of Units                                             (635)              (630)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     93,961       $     87,000                      -       $          -
                                                         ==============     ==============         ==============     ==============

                                                                             SCUDDER GATEWAY PLUS (CONTINUED)
                                                                                 YEAR ENDED DECEMBER 31,
                                                                       2001                                      2000
                                                         ---------------------------------         ---------------------------------
                                                             UNITS              AMOUNT                 UNITS              AMOUNT
                                                         --------------     --------------         --------------     --------------
SVS Focused Large Cap Growth (a)
  Issuance of Units                                             49,397       $     48,506                      -       $          -
  Redemption of Units                                              (99)               (98)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     49,298       $     48,408                      -       $          -
                                                         ==============     ==============         ==============     ==============

SVS Growth and Income (a)
  Issuance of Units                                            252,841       $    237,556                      -       $          -
  Redemption of Units                                           (2,966)            (2,821)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    249,875       $    234,735                      -       $          -
                                                         ==============     ==============         ==============     ==============

SVS Growth Opportunities (a)
  Issuance of Units                                            302,074       $    281,040                      -       $          -
  Redemption of Units                                           (8,138)            (8,003)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    293,936       $    273,037                      -       $          -
                                                         ==============     ==============         ==============     ==============

SVS Index 500 (a)
  Issuance of Units                                            420,983       $    395,463                      -       $          -
  Redemption of Units                                           (5,825)            (5,687)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    415,158       $    389,776                      -       $          -
                                                         ==============     ==============         ==============     ==============

SVS Mid-Cap Growth
  Issuance of Units                                            148,046       $    133,758                      -       $          -
  Redemption of Units                                           (9,645)            (9,311)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    138,401       $    124,447                      -       $          -
                                                         ==============     ==============         ==============     ==============

SVS Strategic Equity
  Issuance of Units                                             35,036       $     35,104                      -       $          -
  Redemption of Units                                              (99)               (99)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                     34,937       $     35,005                      -       $          -
                                                         ==============     ==============         ==============     ==============

SVS Venture Value
  Issuance of Units                                            423,302       $    399,292                      -       $          -
  Redemption of Units                                           (9,387)            (9,383)                     -                  -
                                                         --------------     --------------         --------------     --------------
    Net increase (decrease)                                    413,915       $    389,909                      -       $          -
                                                         ==============     ==============         ==============     ==============

(a) Re-branded.  See Note 1.

NOTE 6 - PURCHASES AND SALES OF INVESTMENTS

       The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:

INVESTMENT PORTFOLIO                                    PURCHASES            SALES
--------------------                                ----------------      ------------
Alger American Balanced                             $      1,510,113      $     29,649
Alger American Leveraged AllCap                              298,414            52,621
Credit Suisse Emerging Markets                                51,369               568
Credit Suisse Global Post-Venture Capital                      3,157               704
Dreyfus MidCap Stock                                         921,582           105,569
Dreyfus Socially Responsible Growth                          299,500            62,172
INVESCO VIF Utilities                                        141,349             6,024
Janus Aspen Growth                                                 3                24
Janus Aspen Growth and Income                                     30                30
Scudder 21st Century Growth Class A                          267,763            47,114
Scudder Capital Growth Class A                               555,238           538,657
Scudder Global Discovery Class A                          31,356,272        31,518,750
Scudder Growth and Income Class A                            611,497           392,235
Scudder Health Sciences Class A                              341,719             2,388
Scudder International Class A                             38,567,238        38,221,291
Scudder Aggressive Growth (a)                                361,705           133,698
Scudder Blue Chip (a)                                      1,141,287           813,617
Scudder Contrarian Value (a)                                 375,163           340,681
Scudder Global Blue Chip (a)                                 261,846           124,469
Scudder Government Securities (a)                          1,838,731           183,715
Scudder Growth (a)                                           463,216           251,441
Scudder High Yield (a)                                     1,598,857           635,347
Scudder International Research (a)                         6,975,820         6,938,134
Scudder Investment Grade Bond (a)                            955,029           109,184
Scudder Money Market (a)                                  86,615,849        81,167,321
Scudder New Europe (a)                                       194,749            64,387
Scudder Small Cap Growth (a)                                 330,447           158,595
Scudder Small Cap Value (a)                                  844,502           138,474
Scudder Strategic Income (a)                                 728,700            51,361
Scudder Technology Growth (a)                              1,258,473           605,420
Scudder Total Return (a)                                   2,293,086           543,828
SVS Dreman Financial Services (a)                            460,554           106,724
SVS Dreman High Return Equity (a)                          2,348,052           233,486
SVS Dynamic Growth                                            16,161                68
SVS Focus Value+Growth (a)                                   475,594           205,202
SVS Focused Large Cap Growth (a)                             165,047             7,321
SVS Growth And Income (a)                                    704,681           146,320
SVS Growth Opportunities (a)                                 738,521           177,246
SVS Index 500 (a)                                          1,139,234           181,081
SVS Mid-Cap Growth (a)                                       135,603             9,445
SVS Strategic Equity (a)                                      37,104               177
SVS Venture Value (a)                                        512,305             8,858
Horizon 5 (b)                                                 26,232           261,794
Horizon 10+ (b)                                               79,172           908,967
Horizon 20+ (b)                                                9,059            69,487

(a) Re-branded.  See Note 1.
(b) Fund Merged.  See Note 1.

NOTE 7- FINANCIAL HIGHLIGHTS

       A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                                                                    AT DECEMBER 31
                                                                                   --------------

                                                                            UNIT        UNIT
KG-FAFLIC                                                                   VALUE       VALUE
                                                              UNITS        LOWEST      HIGHEST      NET ASSETS
                                                              -----        ------      -------      ----------
Alger American Balanced
2001                                                        1,904,143    $0.980932    $1.002539     $1,885,962
Alger American Leveraged All Cap
2001                                                          681,347     0.735212     0.988807        524,846
Credit Suisse Emerging Markets
2001                                                          104,994     0.666403     0.942195         73,900
Credit Suisse Global Post-Venture Capital
2001                                                           10,390     0.530398     0.945828          6,341
Dreyfus Mid Cap Stock
2001                                                        1,224,240     1.008050     1.130565      1,353,563
Dreyfus Socially Responsible Growth
2001                                                          972,930     0.785253     0.932305        765,284
INVESCO VIF Utilities
2001                                                          168,944     0.676789     0.794508        130,876
Janus Aspen Growth
2001                                                            1,999     0.767207     0.767207          1,534
Janus Aspen Growth and Income
2001                                                            2,000     1.017419     1.017419          2,035
Scudder 21st Century Growth Class A
2001                                                          450,503     0.594788     0.935510        284,620
Scudder Capital Growth Class A
2001                                                          836,521     0.974106     1.103622        900,356
Scudder Global Discovery Class A
2001                                                          293,307     0.944785     0.980234        285,772
Scudder Growth and Income Class A
2001                                                        1,179,294     0.973652     0.975038      1,148,568
Scudder Health Sciences Class A
2001                                                          332,364     1.038440     1.055059        345,522
Scudder International Class A
2001                                                        1,025,310     0.869441     0.881557        903,166
Scudder Aggressive Growth (c)
2001                                                          663,793     0.979150     1.001834        661,716
Scudder Blue Chip (c)
2001                                                        4,250,133     0.950813     1.155859      4,806,872
Scudder Contrarian Value (c)
2001                                                        1,793,138     1.009138     1.214618      2,147,798
Scudder Global Blue Chip (c)
2001                                                          822,600     0.949287     1.033845        847,267
Scudder Government Securities (c)
2001                                                        2,140,162     1.025008     1.219412      2,446,525
Scudder Growth (c)
2001                                                        1,856,893     0.912881     0.954037      1,696,901
Scudder High Yield (c)
2001                                                        3,107,243     0.922049     0.986529      2,895,064
Scudder International Research (c)
2001                                                          622,941     0.848952     0.939680        529,029
Scudder Investment Grade Bond (c)
2001                                                        1,615,574     1.015569     1.165741      1,842,076
Scudder Money Market (c)
2001                                                        6,878,659     1.005125     1.147906      7,563,468
Scudder New Europe (c)
2001                                                          602,141     0.745971     0.893717        464,622
Scudder Small Cap Growth (c)
2001                                                          810,516     0.930155     0.943114        763,687
Scudder Small Cap Value (c)
2001                                                        1,561,478     1.046435     1.058849      1,648,392
Scudder Strategic Income (c)
2001                                                          768,818     1.017349     1.086553        805,934
Scudder Technology Growth (c)
2001                                                        2,712,308     0.907529     0.953835      2,499,672
Scudder Total Return (c)
2001                                                        4,378,697     0.989512     1.158618      4,995,457
SVS Dreman Financial Services (c)
2001                                                          801,355     0.980751     1.239759        933,148
SVS Dreman High Return Equity (c)
2001                                                        3,674,849     0.994420     1.303459      4,444,308
SVS Dynamic Growth (c)
2001                                                           17,628     0.871670     0.999334         17,361
SVS Focus Value+Growth (c)
2001                                                        1,990,003     0.936709     1.046048      2,071,364
SVS Focused Large Cap Growth (c)
2001                                                          263,245     0.940910     0.978101        249,523
SVS Growth and Income (c)
2001                                                        1,429,925     0.888064     0.961753      1,288,278
SVS Growth Opportunities (c)
2001                                                        1,598,387     0.763282     0.915764      1,264,841
SVS Index 500 (c)
2001                                                        2,188,772     0.839746     0.969879      1,892,038
SVS  Mid-Cap Growth (c)
2001                                                          140,401     0.874590     0.968348        135,769
SVS Strategic Equity (c)
2001                                                           36,937     0.752645     0.965727         35,245
SVS Venture Value (c)
2001                                                          540,565     0.941041     0.982201        525,731


                                                 FOR THE YEAR ENDED DECEMBER 31
                                                 ------------------------------

                                              INVESTMENT*    EXPENSE**    EXPENSE**    TOTAL***         TOTAL***
KG-FAFLIC                                        INCOME        RATIO        RATIO       RETURN           RETURN
                                                 RATIO        LOWEST       HIGHEST      LOWEST          HIGHEST
                                                 -----        ------       -------      ------          -------
Alger American Balanced
2001                                             1.14%         1.40%        1.55%       -3.31%           0.25%   (b)
Alger American Leveraged All Cap
2001                                              N/A          1.40          1.55       -17.11           -1.12   (b)
Credit Suisse Emerging Markets
2001                                              N/A          1.40          1.55       -10.92           -5.78   (b)
Credit Suisse Global Post-Venture Capital
2001                                              N/A          1.40          1.55       -29.64           -5.42   (b)
Dreyfus Mid Cap Stock
2001                                              0.25         1.40          1.55       -4.62             0.80   (b)
Dreyfus Socially Responsible Growth
2001                                              0.07         1.40          1.55       -23.66           -6.77   (b)
INVESCO VIF Utilities
2001                                              2.41         1.40          1.55       -32.32  (a)      -20.55  (b)
Janus Aspen Growth
2001                                              0.07         1.40          1.55       -25.80           -25.80
Janus Aspen Growth and Income
2001                                              1.40         1.40          1.55       -14.60           -14.60
Scudder 21st Century Growth Class A
2001                                              N/A          1.40          1.55       -24.16           -6.45   (b)
Scudder Capital Growth Class A
2001                                              0.34         1.40          1.55       -20.49           -2.59   (b)
Scudder Global Discovery Class A
2001                                              N/A          1.40          1.55       -25.65           -5.52   (b)
Scudder Growth and Income Class A
2001                                              1.16         1.40          1.55       -12.54           -2.50   (b)
Scudder Health Sciences Class A
2001                                              N/A          1.40          1.55        3.84   (b)       5.51   (a)
Scudder International Class A
2001                                              0.25         1.40          1.55       -31.82           -13.06  (b)
Scudder Aggressive Growth (c)
2001                                              0.96         1.40          1.55       -22.86           -2.09   (b)
Scudder Blue Chip (c)
2001                                              0.45         1.40          1.55       -16.99           -4.92   (b)
Scudder Contrarian Value (c)
2001                                              1.81         1.40          1.55        0.44             0.91   (b)
Scudder Global Blue Chip (c)
2001                                              N/A          1.40          1.55       -16.66           -5.07   (b)
Scudder Government Securities (c)
2001                                              2.46         1.40          1.55        2.50   (b)       5.98
Scudder Growth (c)
2001                                              N/A          1.40          1.55       -23.43           -4.60   (b)
Scudder High Yield (c)
2001                                             12.96         1.40          1.55       -1.35   (b)       1.19
Scudder International Research (c)
2001                                              0.79         1.40          1.55       -25.49           -6.03   (b)
Scudder Investment Grade Bond (c)
2001                                              4.21         1.40          1.55        1.56   (b)       4.24
Scudder Money Market (c)
2001                                              3.13         1.40          1.55        0.51   (b)       2.36
Scudder New Europe (c)
2001                                              2.43         1.40          1.55       -30.84           -10.63  (b)
Scudder Small Cap Growth (c)
2001                                              N/A          1.40          1.55       -29.80           -6.98   (b)
Scudder Small Cap Value (c)
2001                                              N/A          1.40          1.55        4.64   (b)      16.02
Scudder Strategic Income (c)
2001                                              0.62         1.40          1.55        1.73   (b)       3.76
Scudder Technology Growth (c)
2001                                              0.17         1.40          1.55       -33.34           -4.62   (b)
Scudder Total Return (c)
2001                                              2.65         1.40          1.55       -7.40            -1.05   (b)
SVS Dreman Financial Services (c)
2001                                              1.09         1.40          1.55       -6.19            -1.92   (b)
SVS Dreman High Return Equity (c)
2001                                              1.02         1.40          1.55       -0.56   (b)       0.27
SVS Dynamic Growth (c)
2001                                              N/A          1.40          1.55       -12.83  (a)      -0.07   (b)
SVS Focus Value+Growth (c)
2001                                              0.67         1.40          1.55       -15.55           -6.33   (b)
SVS Focused Large Cap Growth (c)
2001                                              N/A          1.40          1.55       -18.11           -2.19   (b)
SVS Growth and Income (c)
2001                                              0.61         1.40          1.55       -13.51           -3.82   (b)
SVS Growth Opportunities (c)
2001                                              N/A          1.40          1.55       -24.76           -8.42   (b)
SVS Index 500 (c)
2001                                              0.43         1.40          1.55       -13.28           -3.01   (b)
SVS  Mid-Cap Growth (c)
2001                                              N/A          1.40          1.55       -12.54  (a)      -3.17   (b)
SVS Strategic Equity (c)
2001                                              N/A          1.40          1.55       -24.74  (a)      -3.43   (b)
SVS Venture Value (c)
2001                                              N/A          1.40          1.55       -5.90   (a)      -1.78   (b)

*THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUBACCOUNT FROM THE UNDERLYING MUTUAL FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUBACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUBACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(a) START DATE OF 5/1/01.
(b) START DATE OF 7/10/01.
(c) RE-BRANDED. SEE NOTE 1.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B

         Financial Statements for First Allmerica Financial Life Insurance Company

         Financial Statements for Separate Account KG of First Allmerica Financial
         Life Insurance Company.

         Financial Statements Included in Part C
         None

     (b) EXHIBITS

              EXHIBIT 1        Vote of Board of Directors Authorizing
                               Establishment of Registrant dated June 13, 1996 was previously filed on August 9, 1996 in Registrant's Initial Registration Statement No.
                               333-10285/811-7769, and is incorporated by reference herein.

              EXHIBIT 2        Not Applicable. Pursuant to Rule 26a-2, the
                               Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

              EXHIBIT 3    (a) Underwriting and Administrative Services Agreement
                               was previously filed on April 30, 1998 in
                               Post-Effective Amendment No. 3 of Registration
                               Statement No. 333-10285/811-7769, and is incorporated
                               by reference herein.

                           (b) Wholesaling Agreement was previously filed on
                               November 26, 1996 in Pre-Effective Amendment No. 1 of Registration No. 333-10285/811-7769, and is incorporated by reference herein.

                           (c) Revised commission schedule was previously filed on
                               December 8, 1998 in Pre-Effective Amendment No. 1 of
                               Registration Statement No. 333-63089/811-7769, and is
                               incorporated by reference herein. Sales Agreements with
                               Commission Schedule were previously filed on April 30,
                               1998 in Post-Effective Amendment No. 3 of Registration
                               Statement No. 333-10285/811-7769, and are incorporated
                               by reference herein.

                           (d) Sales Agreement with Chase was previously filed on
                               April 30, 1998 in Post-Effective Amendment No. 3 of
                               Registration Statement No. 333-10285/811-7769, and is
                               incorporated by reference herein.

                           (e) General Agent's Agreement was previously filed on
                               April 30, 1998 in Post-Effective Amendment No. 3 of
                               Registration Statement No. 333-10285/811-7769, and is
                               incorporated by reference herein.

                           (f) Career Agent Agreement was previously filed on April 30,
                               1998 in Post-Effective Amendment No. 3 of
                               Registration Statement No. 333-10285/811-7769, and is
                               incorporated by reference herein.

                          (g) Registered Representative's Agreement was previously
                              filed on April 30, 1998 in Post-Effective Amendment No. 3
                              of Registration Statement No. 333-10285/811-7769, and
                              is incorporated by reference herein.

                          (h) Form of Indemnification Agreement with Scudder Kemper
                              was previously filed on April 30, 1998 in
                              Post-Effective Amendment No. 3 of Registration
                              Statement No. 333-10285/811-7769, and is incorporated
                              by reference herein.

              EXHIBIT 4 Draft Contract Form 3027-98 was previously filed on December 8, 1998 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-63089/811-7769, and is incorporated by reference herein.

              EXHIBIT 5       Application Form SML1446K was previously filed on
                              December 8, 1998 in Pre-Effective Amendment No. 1 of
                              Registration Statement No. 333-63089/811-7769, and is
                              incorporated by reference herein.

              EXHIBIT 6 The Depositor's Articles of Incorporation, as amended, effective October 1, 1995 to reflect its new name, and Bylaws were previously filed on August 16, 1996 in Registrant's Initial
                              Registration Statement No. 333-10285/811-7769, and are incorporated by reference herein.

              EXHIBIT 7       Not Applicable.

              EXHIBIT 8   (a) BFDS Agreements for lockbox and mailroom services
                              were previously filed on April 30, 1998 in
                              Post-Effective Amendment No. 3 of Registration Statement
                              No. 333-10285/811-7769, and are incorporated by
                              reference herein.

                          (b) Form of Scudder Services Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 3 of
                              Registration Statement No. 333-10285/811-7769, and is
                              incorporated by reference herein.

                          (c) Directors' Power of Attorney is filed herewith.

                          (d) Service Fee Agreement with Dreyfus was previously filed on June 23, 1999 in Post-Effective Amendment No. 2 of
                              Registration Statement No. 333-63089/811-7769, and is
                              incorporated by reference herein.

                          (e) Service Fee Agreement with Janus was previously filed
                              on June 23, 1999 in Post-Effective Amendment No. 2 of
                              Registration Statement No. 333-63089/811-7769, and is
                              incorporated by reference herein.

              EXHIBIT 9       Opinion of Counsel is filed herewith.

              EXHIBIT 10      Consent of Independent Accountants is filed herewith.

              EXHIBIT 11      None.

              EXHIBIT 12      None.

              EXHIBIT 13      Schedule for Computation of Performance
                              Quotations was previously filed in April 2000 in
                              Post-Effective Amendment No. 6 of Registration
                              Statement No. 333-63089/811-7769, and is incorporated
                              by reference herein.

              EXHIBIT 14      Not Applicable

              EXHIBIT 15  (a) Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 6 of
                              Registration Statement No. 333-10285/811-7769, and is
                              incorporated by reference herein. Participation Agreement
                              with Kemper was previously filed on November 6, 1996 in
                              Pre-Effective Amendment No.1 of Registration Statement
                              No. 333-10285/811-7769, and is incorporated by reference
                              herein.

                          (b) Form of Amendment to the Participation Agreement dated
                              May 1, 2002 with Scudder Investments Inc. and Scudder
                              Distributors was previously filed in April 2002 in
                              Post-Effective Amendment No. 14 of Registration
                              Statement No. 33-71052/811-8114, and is incorporated by
                              reference herein. Amendment dated October 1, 2000 with
                              Scudder Kemper was previously filed in April 27, 2001
                              in Post-Effective Amendment No. 7 of Registration
                              Statement No. 333-10285/811-7769, and is incorporated
                              by reference herein. Form of Participation Agreement
                              with Scudder Kemper was previously filed on April 30,
                              1998 in Post-Effective Amendment No. 3 of Registration
                              Statement No. 333-10285/811-7769, and is incorporated
                              by reference herein.

                          (c) Amendment dated December 19, 2000 with Dreyfus was
                              previously filed in April 27, 2001 in Post-Effective
                              Amendment No. 7 of Registration Statement No.
                              333-10285/811-7769, and is incorporated by reference herein. Participation Agreement with Dreyfus was previously filed on June 23, 1999 in Post-Effective
                              Amendment No.2 of Registration Statement No.
                              333-63089/811-7769, and is incorporated by reference herein.

                          (d) Amendment dated May 25, 2000 to the Participation
                              Agreement with Janus was previously filed in April 2002
                              in Post-Effective Amendment No. 14 of Registration
                              Statement No. 33-71052/811-8114, and is incorporated by
                              reference herein. Participation Agreement with Janus
                              was previously filed on June 23, 1999 in Post-Effective
                              Amendment No.2 of Registration Statement No.
                              333-63089-811/7769, and is incorporated by reference
                              herein.

                          (e) Amendment dated October 20, 2000 with Alger was
                              previously filed in April 2002 in Post-Effective
                              Amendment No. 15 of Registration Statement No.
                              333-71054/811-8114, and is incorporated by reference herein. Amendment dated May 30, 2000 with Alger was previously filed in April 26, 2001 in Post-Effective
                              Amendment No. 14 of Registration Statement No.
                              33-71054/811-8114, and is incorporated by reference herein. Participation Agreement with Alger was previously filed in April 2000 in Post-Effective
                              Amendment No. 6 of Registration Statement No.
                              333-10285/811-7769, and is incorporated by reference herein.

                          (f) Amendment dated August 25, 2000 with Warburg Pincus was previously filed in April 27, 2001 in Post-Effective
                              Amendment No. 7 of Registration Statement No.
                              333-10285/811-7769, and is incorporated by reference
                              herein. Participation Agreement with Warburg Pincus was
                              previously filed in April 2000 in Post-Effective
                              Amendment No. 6 of Registration Statement No.
                              333-10285/811-7769, and is incorporated by reference
                              herein.

                          (g) Amendment dated December 15, 2001 to the Participation
                              Agreement with INVESCO was previously filed in April
                              2002 in Post-Effective Amendment No. 14 of Registration
                              Statement No. 33-71052/811-8114, and is incorporated by
                              reference herein. Form of Amendment dated May 1, 2001
                              to the Participation Agreement with INVESCO was
                              previously filed in April 24, 2001 in Post-Effective
                              Amendment No. 13 of Registration Statement No.
                              33-71052/811-8114, and is incorporated by reference
                              herein. Participation Agreement with INVESCO

                              was previously filed on April 26, 2000 in Post-Effective
                              Amendment No. 1 of Registration Statement No.
                              333-87105/811-8114, and is incorporated by reference
                              herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

Mark A. Hug                                 Director (since 2001) and Vice President (since 2000) of First
    Director and Vice President             Allmerica;  Senior Vice President of Life and Annuity Products
                                            (2001) for The Equitable Life Assurance Society

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)
    Chief Investment Officer                and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Vice President and Treasurer            Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director, President and                 First Allmerica
    Chief Executive Officer

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Richard M. Reilly                           Director (since 1996); Vice President (1990-2001) and Senior
    Director and Senior Vice President      Vice President (since 2001) of First Allmerica; Director
                                            (since 1990), President and Chief Executive Officer (1995-2001)
                                            of Allmerica Financial Life Insurance and Annuity Company;
                                            Director and President (since 1998) of Allmerica Financial
                                            Investment Management Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director and Vice President             Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                -------------------------------
                                                ALLMERICA FINANCIAL CORPORATION
                                                -------------------------------

   100%              100%            100%             100%             100%         100%           100%
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------
      Allmerica         Financial      Allmerica      First Allmerica  AFC Capital     VeraVest,   First Sterling
        Asset        Profiles, Inc.  Funding Corp.    Financial Life     Trust I          Inc.         Limited
   Management, Inc.                                     Insurance
                                                         Company


    Massachusetts      California    Massachusetts     Massachusetts     Delaware   Massachusetts      Bermuda
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------


                                     100%              100%            100%                        100%
                                     -------------    ---------------  -----------                 --------------
                                       Advantage      Allmerica Trust   Allmerica                  First Sterling
                                       Insurance       Company, N.A.    Financial                   Reinsurance
                                     Network, Inc.                         Life                       Company
                                                                        Insurance                     Limited
                                                                           and
                                                                         Annuity
                                                                         Company
                                                         Federally
                                        Delaware         Chartered       Delaware                      Bermuda
                                     -------------    ---------------  -----------                 --------------


                100%           100%          100%             100%         100%         100%         100%         100%         100%
       -------------  -------------    ----------    -------------  -----------  -----------  -----------  -----------  -----------
         Allmerica      Allmerica      Allmerica        Allmerica    Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
        Investments,   Investment      Financial        Financial   Investments  Investments  Investment   Investment   Investment
            Inc.       Management     Investment        Services     Insurance    Insurance    Insurance    Insurance    Insurance
                      Company, Inc.   Management        Insurance   Agency Inc.    Agency     Agency Inc.  Agency Inc.    Agency,
                                       Services,      Agency, Inc.  of Alabama   of Florida,  of Georgia   of Kentucky    Inc. of
                                          Inc.                                      Inc.                                Mississippi

       Massachusetts  Massachusetts   Massachusetts  Massachusetts    Alabama      Florida      Georgia      Kentucky   Mississippi
       -------------  -------------   -------------  -------------  -----------  -----------  -----------  -----------  -----------


     100%          100%           100%           100%        100%
  ---------   -----------  -------------  ---------  ----  ----------
  Allmerica    Allmerica    The Hanover     Allmerica     Citizens
  Benefits,      Asset       Insurance      Financial    Insurance
    Inc.      Management,     Company       Insurance    Company of
                Limited                     Brokers,      Illinois
                                              Inc.


   Florida      Bermuda    New Hampshire  Massachusetts   Illinois
  ---------   -----------  -------------  -------------  ----------


     100%            100%            100%         100%           100%           100%           100%       100%       100%       100%
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------
Allmerica     Allmerica      The Hanover      Hanover   Massachusetts    Allmerica     AMGRO, Inc.   Citizens   Citizens   Citizens
Financial       Plus          American         Texas    Bay Insurance    Financial                   Insurance  Insurance  Insurance
 Benefit      Insurance      Insurance       Insurance     Company       Alliance                     Company    Company    Company
Insurance    Agency, Inc.      Company      Management                   Insurance                    of Ohio      of       of the
Company                                      Company,                     Company                                America    Midwest
                                               Inc.

Michigan    Massachusetts   New Hampshire     Texas     New Hampshire  New Hampshire  Massachusetts    Ohio     Michigan   Indiana
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------

                                                                                        100%          100%             100%
                                                                               -------------   -----------       ----------
                                                                                  Lloyds          AMGRO           Sterling
                                                                                  Credit       Receivables          Risk
                                                                                Corporation    Corporation       Management
                                                                                                                  Services,
                                                                                                                    Inc.

                                                                               Massachusetts     Delaware         Delaware
                                                                               -------------   -----------       ----------
                                                                                                                        100%
                                                                                                                 -----------
                                                                                                                  Citizens
                                                                                                                 Management
                                                                                                                    Inc.

                                                                                                                  Michigan
                                                                                                                 -----------

                                                                                                   ---------
                                                                                                    Hanover
                                                                                                    Lloyd's
                                                                                                   Insurance
                                                                                                    Company

                                                                                                     Texas
                                                                                                   ---------
                                                                                                   Affiliated Lloyd's plan company,
                                                                                                   controlled by Underwriters for
                                                                                                   the benefit of The Hanover
                                                                                                   Insurance Company


                                                                                                   -------------    -------------
                                                                                                     Allmerica        Allmerica
                                                                                                    Investment       Securities
                                                                                                       Trust           Trust

                                                                                                   Massachusetts    Massachusetts
                                                                                                   -------------    -------------
                                                                                                   Affiliated Management Investment
                                                                                                   Companies


                                                                                                   -------------    -------------
                                                                                                    AAM Growth         AAM High
                                                                                                     & Income        Yield Fund,
                                                                                                    Fund L.P.           L.L.C.

                                                                                                     Delaware       Massachusetts
                                                                                                   -------------    -------------
                                                                                                   L.P. or L.L.C. established for
                                                                                                   the benefit of First Allmerica,
                                                                                                   Allmerica Financial Life, Hanover
                                                                                                   and Citizens


                                                                                  -------------    -------------    -------------
                                                                                    Allmerica        Greendale           AAM
                                                                                   Equity index       Special       Equity Fund
                                                                                       Pool          Placements
                                                                                                        Fund

                                                                                  Massachusetts    Massachusetts    Massachusetts
                                                                                  -------------    -------------    -------------
                                                                                  Grantor Trusts established for the benefit of
                                                                                  First Allmerica, Allmerica Financial Life, Hanover
                                                                                  and Citizens

January 23, 2002

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

            NAME                                       ADDRESS                         TYPE OF BUSINESS
            ----                                       -------                         ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P.                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

            NAME                                       ADDRESS                         TYPE OF BUSINESS
            ----                                       -------                         ----------------
Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity                                       Worcester MA 01653              insurance, annuities, variable
                                                                                  annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

            NAME                                       ADDRESS                         TYPE OF BUSINESS
            ----                                       -------                         ----------------
AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

AMGRO Receivables Corporation                     100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                One Prestige Place              Multi-line property and casualty
                                                  Suite 540                       insurance
                                                  Miamisburg, OH

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles, Inc.                          5421 Avenida Encinas            Computer software company
                                                  Suite A
                                                  Carlsbad, CA  92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company                                           Worcester MA 01653              and health insurance company

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Pkwy.              Insurance Company
                                                  Dallas,TX  75248

Hanover Lloyd's Insurance Company                 7557 Rambler Road               Multi-line property and casualty
                                                  Suite 500                       insurance
                                                  Dallas TX 75231

            NAME                                       ADDRESS                         TYPE OF BUSINESS
            ----                                       -------                         ----------------
Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street
                                                  Worcester MA 01653              Risk management services

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street
Services Corporation)                             Worcester MA 01653              Securities, retail broker-dealer

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 28, 2002, there were 282 Contract holders of qualified Contracts and 612 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

     To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

     1. for and breach of the director's duty of loyalty to the Company or its policyholders;

     2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;

     3. for liability, if any, imposed on directors of mutual insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B
          Section 62;

     4. for any transactions from which the director derived an improper personal benefit.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

          (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is: 440 Lincoln Street Worcester, Massachusetts 01653

         NAME                            POSITION OR OFFICE WITH UNDERWRITER
         -----                           -----------------------------------
Emil J. Aberizk, Jr.                     Vice President

Michael J. Brodeur                       Vice President Operations

Mark R. Colborn                          Vice President

Charles F. Cronin                        Secretary/Clerk

Claudia J. Eckels                        Vice President

Philip L. Heffernan                      Vice President

J. Kendall Huber                         Director

Mark A. Hug                              Director and Vice President

Mark C. McGivney                         Treasurer

William F. Monroe, Jr.                   President, Director and Chief Executive Officer

K. David Nunley                          Vice President

Stephen Parker                           Vice President and Director

Richard M. Reilly                        Director and Chairman of the Board

James S. Shorris                         Vice President, Chief Compliance Officer and Counsel

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
         Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption/withdrawal imposed by the Program and by
         Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2002.

                             SEPARATE ACCOUNT KG OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                            By: /s/ CHARLES F. CRONIN
                                                ----------------------------
                                                Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                               TITLE                                                     DATE
----------                               -----                                                     ----
/s/ WARREN E. BARNES                     Vice President and Corporate Controller                   April 1, 2002
------------------------------------
Warren E. Barnes

EDWARD J. PARRY*                         Director, Vice President and Chief Financial Officer
------------------------------------

RICHARD M. REILLY*                       Director and Senior Vice President
------------------------------------

JOHN F. O'BRIEN*                         Director, President  and Chief Executive Officer
------------------------------------

BRUCE C. ANDERSON*                       Director and Vice President
------------------------------------

MARK R. COLBORN*                         Director and Vice President
------------------------------------

JOHN P. KAVANAUGH*                       Director, Vice President and Chief Investment Officer
------------------------------------

J. KENDALL HUBER*                        Director, Vice President and General Counsel
------------------------------------

MARK A. HUG*                             Director and Vice President
------------------------------------

ROBERT P. RESTREPO, JR.*                 Director and Vice President
------------------------------------

GREGORY D. TRANTER*                      Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated December 6, 2001 duly executed by such persons.

/s/ Sheila B. St. Hilaire
-------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-63089)

                                  EXHIBIT TABLE

Exhibit 8(c)             Directors' Power of Attorney

Exhibit 9                Opinion of Counsel

Exhibit 10               Consent of Independent Accountants